UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File No. 811-09054

CREDIT SUISSE OPPORTUNITY FUNDS

(Exact Name of Registrant as Specified in Charter)

1285 Avenue of the Americas, New York, New York 10019

(Address of Principal Executive Offices)             (Zip Code)

Omar Tariq

Credit Suisse Opportunity Funds

1285 Avenue of the Americas,

New York, New York 10019

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: October 31st

Date of reporting period: November 1, 2024 to October 31, 2025

Item 1. Reports to Stockholders.

TABLE OF CONTENTS

Credit Suisse Floating Rate High Income Fund Class A - CHIAX

Credit Suisse Floating Rate High Income Fund Class C - CHICX

Credit Suisse Floating Rate High Income Fund Class I - CSHIX

Credit Suisse Strategic Income Fund Class A - CSOAX

Credit Suisse Strategic Income Fund Class C - CSOCX

Credit Suisse Strategic Income Fund Class I - CSOIX

Annual Shareholder Report

Credit Suisse Floating Rate High Income Fund

Class A

CHIAX

October 31, 2025

Fund Overview

This annual shareholder report contains important information about Credit Suisse Floating Rate High Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://us-fund.ubs.com/CHIAX. You can also request this information by contacting us at 877-870-2874.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$97	0.95%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

Asset allocation to the Collateralized Loan Obligation asset class and positive selection within Bank Loan positively contributed to relative returns.

Positive selection within Consumer Durables and Durables were the greatest contributors to sector attribution.

From a ratings perspective, there was positive selection in the B3-rated investments.

What didn’t work:

Asset allocation to High Yield asset class detracted from relative returns.

The Fund experienced negative selection from Chemicals, Healthcare, and Media/Telecommunications sectors.

From a ratings perspective, there was negative selection from Caa2 and B1-rated investments.

Credit Suisse Floating Rate High Income Fund

Class A

Fund Performance

	Class A with load	Morningstar LSTA US Leveraged Loan Index	S&P UBS Leveraged Loan Index
10/31/2015	$9,520	$10,000	$10,000
10/31/2016	$10,046	$10,653	$10,630
10/31/2017	$10,597	$11,192	$11,188
10/31/2018	$10,968	$11,700	$11,735
10/31/2019	$11,071	$12,012	$12,041
10/31/2020	$11,148	$12,219	$12,222
10/31/2021	$12,103	$13,254	$13,264
10/31/2022	$11,803	$13,005	$12,995
10/31/2023	$13,109	$14,555	$14,498
10/31/2024	$14,345	$16,092	$16,027
10/31/2025	$15,093	$17,109	$17,069

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class A	5.21%	6.25%	4.72%
Class A with load	0.16%	5.21%	4.20%
Morningstar LSTA US Leveraged Loan Index	6.32%	6.96%	5.52%
S&P UBS Leveraged Loan Index	6.50%	6.91%	5.49%

Performance data represents past performance, which does not guarantee future results. The graph and table assume the maximum sales charge and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Effective October 1, 2025, the benchmark against which the Fund measures its performance was changed from the S&P UBS Leveraged Loan Index to the Morningstar LSTA US Leveraged Loan Index.

Key Fund Statistics

Total Net Assets	$1,973,880,494
# of Portfolio Holdings	507
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$9,385,691

What is the Fund’s investment objective?

The Fund seeks high current income and, secondarily, capital appreciation.

Portfolio Breakdown (% of Total Investments)

Bank Loans	84.4%
Short-Term Investments	7.3
Corporate Bonds	4.6
Asset Backed Securities	2.7
Common Stocks	1.0
Warrants	0.0

Derivatives are not reflected in amounts reported above.

Credit Suisse Floating Rate High Income Fund

Class A

Credit Quality BreakdownFootnote Reference*

(% of Total Investments)

S&P RatingsFootnote Reference**	Value
B	18.8%
B-	21.4
B+	13.8
BB	7.7
BB-	10.1
BB+	4.9
BBB	0.1
BBB-	2.4
BBB+	0.2
CCC	1.5
CCC-	0.6
CCC+	4.7
NR	12.8
Subtotal	99.0
Equity and Other	1.0
Total	100.0%
Footnote	Description
Footnote*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
Footnote**	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Derivatives are not reflected in amounts reported above.

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://us-fund.ubs.com/CHIAX.

Phone: 877-870-2874

Credit Suisse Floating Rate High Income Fund

FLHI-TSRARCLA-1025

Class A

Annual Shareholder Report

Credit Suisse Floating Rate High Income Fund

Class C

CHICX

October 31, 2025

Fund Overview

This annual shareholder report contains important information about Credit Suisse Floating Rate High Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://us-fund.ubs.com/CHICX. You can also request this information by contacting us at 877-870-2874.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$174	1.70%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

Asset allocation to the Collateralized Loan Obligation asset class and positive selection within Bank Loan positively contributed to relative returns.

Positive selection within Consumer Durables and Durables were the greatest contributors to sector attribution.

From a ratings perspective, there was positive selection in the B3-rated investments.

What didn’t work:

Asset allocation to High Yield asset class detracted from relative returns.

The Fund experienced negative selection from Chemicals, Healthcare, and Media/Telecommunications sectors.

From a ratings perspective, there was negative selection from Caa2 and B1-rated investments.

Credit Suisse Floating Rate High Income Fund

Class C

Fund Performance

	Class C with load	Morningstar LSTA US Leveraged Loan Index	S&P UBS Leveraged Loan Index
10/31/2015	$10,000	$10,000	$10,000
10/31/2016	$10,473	$10,653	$10,630
10/31/2017	$10,965	$11,192	$11,188
10/31/2018	$11,264	$11,700	$11,735
10/31/2019	$11,287	$12,012	$12,041
10/31/2020	$11,281	$12,219	$12,222
10/31/2021	$12,173	$13,254	$13,264
10/31/2022	$11,768	$13,005	$12,995
10/31/2023	$12,973	$14,555	$14,498
10/31/2024	$14,090	$16,092	$16,027
10/31/2025	$14,716	$17,109	$17,069

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class C	4.44%	5.46%	3.94%
Class C with load	3.46%	5.46%	3.94%
Morningstar LSTA US Leveraged Loan Index	6.32%	6.96%	5.52%
S&P UBS Leveraged Loan Index	6.50%	6.91%	5.49%

Performance data represents past performance, which does not guarantee future results. The graph and table assume the maximum deferred sales charge and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Effective October 1, 2025, the benchmark against which the Fund measures its performance was changed from the S&P UBS Leveraged Loan Index to the Morningstar LSTA US Leveraged Loan Index.

Key Fund Statistics

Total Net Assets	$1,973,880,494
# of Portfolio Holdings	507
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$9,385,691

What is the Fund’s investment objective?

The Fund seeks high current income and, secondarily, capital appreciation.

Portfolio Breakdown (% of Total Investments)

Bank Loans	84.4%
Short-Term Investments	7.3
Corporate Bonds	4.6
Asset Backed Securities	2.7
Common Stocks	1.0
Warrants	0.0

Derivatives are not reflected in amounts reported above.

Credit Suisse Floating Rate High Income Fund

Class C

Credit Quality BreakdownFootnote Reference*

(% of Total Investments)

S&P RatingsFootnote Reference**	Value
B	18.8%
B-	21.4
B+	13.8
BB	7.7
BB-	10.1
BB+	4.9
BBB	0.1
BBB-	2.4
BBB+	0.2
CCC	1.5
CCC-	0.6
CCC+	4.7
NR	12.8
Subtotal	99.0
Equity and Other	1.0
Total	100.0%
Footnote	Description
Footnote*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
Footnote**	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Derivatives are not reflected in amounts reported above.

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://us-fund.ubs.com/CHICX.

Phone: 877-870-2874

Credit Suisse Floating Rate High Income Fund

FLHI-TSRARCLC-1025

Class C

Annual Shareholder Report

Credit Suisse Floating Rate High Income Fund

Class I

CSHIX

October 31, 2025

Fund Overview

This annual shareholder report contains important information about Credit Suisse Floating Rate High Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://us-fund.ubs.com/CSHIX. You can also request this information by contacting us at 877-870-2874.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	0.70%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

Asset allocation to the Collateralized Loan Obligation asset class and positive selection within Bank Loan positively contributed to relative returns.

Positive selection within Consumer Durables and Durables were the greatest contributors to sector attribution.

From a ratings perspective, there was positive selection in the B3-rated investments.

What didn’t work:

Asset allocation to High Yield asset class detracted from relative returns.

The Fund experienced negative selection from Chemicals, Healthcare, and Media/Telecommunications sectors.

From a ratings perspective, there was negative selection from Caa2 and B1-rated investments.

Credit Suisse Floating Rate High Income Fund

Class I

Fund Performance

	Class I	Morningstar LSTA US Leveraged Loan Index	S&P UBS Leveraged Loan Index
10/31/2015	$10,000	$10,000	$10,000
10/31/2016	$10,563	$10,653	$10,630
10/31/2017	$11,187	$11,192	$11,188
10/31/2018	$11,591	$11,700	$11,735
10/31/2019	$11,744	$12,012	$12,041
10/31/2020	$11,852	$12,219	$12,222
10/31/2021	$12,902	$13,254	$13,264
10/31/2022	$12,610	$13,005	$12,995
10/31/2023	$14,042	$14,555	$14,498
10/31/2024	$15,403	$16,092	$16,027
10/31/2025	$16,247	$17,109	$17,069

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class I	5.48%	6.51%	4.97%
Morningstar LSTA US Leveraged Loan Index	6.32%	6.96%	5.52%
S&P UBS Leveraged Loan Index	6.50%	6.91%	5.49%

Performance data represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Effective October 1, 2025, the benchmark against which the Fund measures its performance was changed from the S&P UBS Leveraged Loan Index to the Morningstar LSTA US Leveraged Loan Index.

Key Fund Statistics

Total Net Assets	$1,973,880,494
# of Portfolio Holdings	507
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$9,385,691

What is the Fund’s investment objective?

The Fund seeks high current income and, secondarily, capital appreciation.

Portfolio Breakdown (% of Total Investments)

Bank Loans	84.4%
Short-Term Investments	7.3
Corporate Bonds	4.6
Asset Backed Securities	2.7
Common Stocks	1.0
Warrants	0.0

Derivatives are not reflected in amounts reported above.

Credit Suisse Floating Rate High Income Fund

Class I

Credit Quality BreakdownFootnote Reference*

(% of Total Investments)

S&P RatingsFootnote Reference**	Value
B	18.8%
B-	21.4
B+	13.8
BB	7.7
BB-	10.1
BB+	4.9
BBB	0.1
BBB-	2.4
BBB+	0.2
CCC	1.5
CCC-	0.6
CCC+	4.7
NR	12.8
Subtotal	99.0
Equity and Other	1.0
Total	100.0%
Footnote	Description
Footnote*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
Footnote**	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Derivatives are not reflected in amounts reported above.

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://us-fund.ubs.com/CSHIX.

Phone: 877-870-2874

Credit Suisse Floating Rate High Income Fund

FLHI-TSRARCLI-1025

Class I

Annual Shareholder Report

Credit Suisse Strategic Income Fund

Class A

CSOAX

October 31, 2025

Fund Overview

This annual shareholder report contains important information about Credit Suisse Strategic Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://us-fund.ubs.com/CSOAX. You can also request this information by contacting us at 877-870-2874.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	1.04%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

Greatest contributors to fund performance were asset allocation to the High Yield Bonds, followed by the Bank Loans and then Collateralized Loan Obligations.

Sectors that contributed the most to returns include Information Technology and Service.

By ratings, B2, B3 and B1-rated investments contributed the most to returns.

What didn’t work:

No sectors produced negative returns for the period except for Chemicals.

Rating categories that produced negative returns was Ca, C and Caa3 investments.

Credit Suisse Strategic Income Fund

Class A

Fund Performance

	Class A with load	50/50 Morningstar LSTA US Leveraged Loan Index and ICE BofA US High Yield Constrained Index	Bloomberg US Aggregate Bond Index	ICE BofA U.S. 3-Month Treasury Bill Index
10/31/2015	$9,523	$10,000	$10,000	$10,000
10/31/2016	$10,201	$10,836	$10,437	$10,031
10/31/2017	$11,294	$11,604	$10,531	$10,103
10/31/2018	$11,530	$11,916	$10,315	$10,272
10/31/2019	$12,040	$12,569	$11,502	$10,519
10/31/2020	$12,275	$12,833	$12,214	$10,616
10/31/2021	$13,496	$14,066	$12,155	$10,622
10/31/2022	$12,453	$13,127	$10,249	$10,704
10/31/2023	$13,735	$14,288	$10,286	$11,215
10/31/2024	$15,567	$16,219	$11,370	$11,819
10/31/2025	$16,447	$17,383	$12,071	$12,333

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class A	5.65%	6.03%	5.62%
Class A with load	0.59%	4.99%	5.10%
50/50 Morningstar LSTA US Leveraged Loan Index and ICE BofA US High Yield Constrained Index	7.18%	6.26%	5.69%
ICE BofA U.S. 3-Month Treasury Bill Index	4.34%	3.04%	2.12%
Bloomberg US Aggregate Bond Index	6.16%	(0.24%)	1.90%

Performance data represents past performance, which does not guarantee future results. The graph and table assume the maximum sales charge and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Effective October 1, 2025, the benchmark against which the Fund measures its performance was changed from the ICE BofA U.S. 3-Month Treasury Bill Index to the 50/50 Morningstar LSTA US Leveraged Loan Index and ICE BofA US High Yield Constrained Index. In addition, the Fund will also measure its performance against the Bloomberg US Aggregate Bond Index in response to new regulatory requirements.

Key Fund Statistics

Total Net Assets	$1,149,877,806
# of Portfolio Holdings	583
Portfolio Turnover Rate	56%
Total Advisory Fees Paid	$5,920,721

What is the Fund’s investment objective?

The Fund seeks total return.

Portfolio Breakdown (% of Total Investments)

Bank Loans	45.1%
Corporate Bonds	43.4
Short-Term Investments	7.7
Asset Backed Securities	3.3
Common Stocks	0.5
Warrants	0.0

Derivatives are not reflected in amounts reported above.

Credit Suisse Strategic Income Fund

Class A

Credit Quality BreakdownFootnote Reference*

(% of Total Investments)

S&P RatingsFootnote Reference**	Value
AAA	0.5%
B	16.5
B-	17.1
B+	13.1
BB	9.3
BB-	12.9
BB+	7.7
BBB-	1.9
CCC	3.2
CCC-	0.4
CCC+	5.0
NR	11.9
Subtotal	99.5
Equity and Other	0.5
Total	100.0%
Footnote	Description
Footnote*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
Footnote**	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Derivatives are not reflected in amounts reported above.

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://us-fund.ubs.com/CSOAX.

Phone: 877-870-2874

Credit Suisse Strategic Income Fund

SIF-TSRARLCLA-1025

Class A

Annual Shareholder Report

Credit Suisse Strategic Income Fund

Class C

CSOCX

October 31, 2025

Fund Overview

This annual shareholder report contains important information about Credit Suisse Strategic Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://us-fund.ubs.com/CSOCX. You can also request this information by contacting us at 877-870-2874.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$183	1.79%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

Greatest contributors to fund performance were asset allocation to the High Yield Bonds, followed by the Bank Loans and then Collateralized Loan Obligations.

Sectors that contributed the most to returns include Information Technology and Service.

By ratings, B2, B3 and B1-rated investments contributed the most to returns.

What didn’t work:

No sectors produced negative returns for the period except for Chemicals.

Rating categories that produced negative returns was Ca, C and Caa3 investments.

Credit Suisse Strategic Income Fund

Class C

Fund Performance

	Class C with load	50/50 Morningstar LSTA US Leveraged Loan Index and ICE BofA US High Yield Constrained Index	Bloomberg US Aggregate Bond Index	ICE BofA U.S. 3-Month Treasury Bill Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
10/31/2016	$10,633	$10,836	$10,437	$10,031
10/31/2017	$11,684	$11,604	$10,531	$10,103
10/31/2018	$11,851	$11,916	$10,315	$10,272
10/31/2019	$12,270	$12,569	$11,502	$10,519
10/31/2020	$12,416	$12,833	$12,214	$10,616
10/31/2021	$13,550	$14,066	$12,155	$10,622
10/31/2022	$12,422	$13,127	$10,249	$10,704
10/31/2023	$13,585	$14,288	$10,286	$11,215
10/31/2024	$15,283	$16,219	$11,370	$11,819
10/31/2025	$16,044	$17,383	$12,071	$12,333

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class C	4.98%	5.26%	4.84%
Class C with load	3.99%	5.26%	4.84%
50/50 Morningstar LSTA US Leveraged Loan Index and ICE BofA US High Yield Constrained Index	7.18%	6.26%	5.69%
ICE BofA U.S. 3-Month Treasury Bill Index	4.34%	3.04%	2.12%
Bloomberg US Aggregate Bond Index	6.16%	(0.24%)	1.90%

Performance data represents past performance, which does not guarantee future results. The graph and table assume the maximum deferred sales charge and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Effective October 1, 2025, the benchmark against which the Fund measures its performance was changed from the ICE BofA U.S. 3-Month Treasury Bill Index to the 50/50 Morningstar LSTA US Leveraged Loan Index and ICE BofA US High Yield Constrained Index. In addition, the Fund will also measure its performance against the Bloomberg US Aggregate Bond Index in response to new regulatory requirements.

Key Fund Statistics

Total Net Assets	$1,149,877,806
# of Portfolio Holdings	583
Portfolio Turnover Rate	56%
Total Advisory Fees Paid	$5,920,721

What is the Fund’s investment objective?

The Fund seeks total return.

Portfolio Breakdown (% of Total Investments)

Bank Loans	45.1%
Corporate Bonds	43.4
Short-Term Investments	7.7
Asset Backed Securities	3.3
Common Stocks	0.5
Warrants	0.0

Derivatives are not reflected in amounts reported above.

Credit Suisse Strategic Income Fund

Class C

Credit Quality BreakdownFootnote Reference*

(% of Total Investments)

S&P RatingsFootnote Reference**	Value
AAA	0.5%
B	16.5
B-	17.1
B+	13.1
BB	9.3
BB-	12.9
BB+	7.7
BBB-	1.9
CCC	3.2
CCC-	0.4
CCC+	5.0
NR	11.9
Subtotal	99.5
Equity and Other	0.5
Total	100.0%
Footnote	Description
Footnote*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
Footnote**	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Derivatives are not reflected in amounts reported above.

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://us-fund.ubs.com/CSOCX.

Phone: 877-870-2874

Credit Suisse Strategic Income Fund

SIF-TSRARLCLC-1025

Class C

Annual Shareholder Report

Credit Suisse Strategic Income Fund

Class I

CSOIX

October 31, 2025

Fund Overview

This annual shareholder report contains important information about Credit Suisse Strategic Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://us-fund.ubs.com/CSOIX. You can also request this information by contacting us at 877-870-2874.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$81	0.79%

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

Greatest contributors to fund performance were asset allocation to the High Yield Bonds, followed by the Bank Loans and then Collateralized Loan Obligations.

Sectors that contributed the most to returns include Information Technology and Service.

By ratings, B2, B3 and B1-rated investments contributed the most to returns.

What didn’t work:

No sectors produced negative returns for the period except for Chemicals.

Rating categories that produced negative returns was Ca, C and Caa3 investments.

Credit Suisse Strategic Income Fund

Class I

Fund Performance

	Class I	50/50 Morningstar LSTA US Leveraged Loan Index and ICE BofA US High Yield Constrained Index	Bloomberg US Aggregate Bond Index	ICE BofA U.S. 3-Month Treasury Bill Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
10/31/2016	$10,740	$10,836	$10,437	$10,031
10/31/2017	$11,932	$11,604	$10,531	$10,103
10/31/2018	$12,212	$11,916	$10,315	$10,272
10/31/2019	$12,784	$12,569	$11,502	$10,519
10/31/2020	$13,066	$12,833	$12,214	$10,616
10/31/2021	$14,387	$14,066	$12,155	$10,622
10/31/2022	$13,320	$13,127	$10,249	$10,704
10/31/2023	$14,729	$14,288	$10,286	$11,215
10/31/2024	$16,734	$16,219	$11,370	$11,819
10/31/2025	$17,743	$17,383	$12,071	$12,333

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class I	6.03%	6.31%	5.90%
50/50 Morningstar LSTA US Leveraged Loan Index and ICE BofA US High Yield Constrained Index	7.18%	6.26%	5.69%
ICE BofA U.S. 3-Month Treasury Bill Index	4.34%	3.04%	2.12%
Bloomberg US Aggregate Bond Index	6.16%	(0.24%)	1.90%

Performance data represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Effective October 1, 2025, the benchmark against which the Fund measures its performance was changed from the ICE BofA U.S. 3-Month Treasury Bill Index to the 50/50 Morningstar LSTA US Leveraged Loan Index and ICE BofA US High Yield Constrained Index. In addition, the Fund will also measure its performance against the Bloomberg US Aggregate Bond Index in response to new regulatory requirements.

Key Fund Statistics

Total Net Assets	$1,149,877,806
# of Portfolio Holdings	583
Portfolio Turnover Rate	56%
Total Advisory Fees Paid	$5,920,721

What is the Fund’s investment objective?

The Fund seeks total return.

Portfolio Breakdown (% of Total Investments)

Bank Loans	45.1%
Corporate Bonds	43.4
Short-Term Investments	7.7
Asset Backed Securities	3.3
Common Stocks	0.5
Warrants	0.0

Derivatives are not reflected in amounts reported above.

Credit Suisse Strategic Income Fund

Class I

Credit Quality BreakdownFootnote Reference*

(% of Total Investments)

S&P RatingsFootnote Reference**	Value
AAA	0.5%
B	16.5
B-	17.1
B+	13.1
BB	9.3
BB-	12.9
BB+	7.7
BBB-	1.9
CCC	3.2
CCC-	0.4
CCC+	5.0
NR	11.9
Subtotal	99.5
Equity and Other	0.5
Total	100.0%
Footnote	Description
Footnote*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
Footnote**	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Derivatives are not reflected in amounts reported above.

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://us-fund.ubs.com/CSOIX.

Phone: 877-870-2874

Credit Suisse Strategic Income Fund

SIF-TSRARLCLI-1025

Class I

Item 2. Code of Ethics.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 19(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2025. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2025.

Item 3. Audit Committee Financial Expert.

The registrant's governing board has determined that it has three audit committee financial experts serving on its audit committee: Laura A. DeFelice, Mahendra R. Gupta and Lee M. Shaiman. Each audit committee financial expert is "independent" for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, Ernst & Young LLP (“EY”), for its fiscal years ended October 31, 2024 and October 31, 2025.

	2024	2025
Audit Fees	$198,850	$101,300
Audit-Related Fees	$-	$-
Tax Fees	$-	$-
All Other Fees	$-	$-
Total	$198,850	$101,300

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by EY for the fiscal years ended October 31, 2024 and October 31, 2025 to the registrant’s investment adviser, UBS Asset Management (Americas) LLC (“UBS AM (Americas)”), and any service provider to the registrant controlling, controlled by or under common control with UBS AM (Americas) that provided ongoing services to the registrant (“Covered Services Provider”).

	2024	2025
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(e)(1) Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to UBS AM (Americas) and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than UBS AM (Americas) or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, UBS AM (Americas) and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by EY for the fiscal years ended October 31, 2024 and October 31, 2025 to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

	2024	2025
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(f) Not Applicable.

(g) For the fiscal years ended October 31, 2024 and October 31, 2025, the aggregate fees billed by EY of $1,644,455 and $3,949,908, respectively, for non-audit services rendered on behalf of the registrant (“covered”), its investment adviser and any entity controlling, controlled by, or under common control with the adviser (“non-covered”) that provides ongoing services (or provided during the relevant fiscal period) to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

	2024	2025
Covered Services	$-	$-
Non-Covered Services	$1,644,455	$3,949,908

(h) Not Applicable.

(i) Not Applicable.

(j) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Form N-CSR disclosure requirement is not applicable to the registrant.

(b)	Not applicable to the registrant.

Item 6. Schedule of Investments.

(a)	The compete schedule of investments for the registrant is disclosed in the registrant’s annual report, which is included in Item 7 of this form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Copy of the most recent financial statements:

Credit Suisse Floating Rate High Income Fund

Annual Financial Statements | October 31, 2025

Credit Suisse Floating Rate High Income Fund
Schedule of investments

October 31, 2025

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans (86.4%)
Advertising (0.7%)
$7,328	MH Sub I LLC, 3 mo. USD Term SOFR + 4.250%[1]	(B, B1)	05/03/28	8.252	$6,683,498
8,342	MH Sub I LLC, 1 mo. USD Term SOFR + 4.250%[1]	(B, B1)	12/31/31	8.215	6,744,626
					13,428,124
Aerospace & Defense (4.4%)
519	Air Comm Corp. LLC[2]	(B, B2)	12/11/31	1.000	520,531
10,678	Air Comm Corp. LLC, 1 mo. USD Term SOFR + 2.750%, 3 mo. USD Term SOFR + 2.750%[1]	(B, B2)	12/11/31	6.715	10,704,794
13,512	Amentum Government Services Holdings LLC, 1 mo. USD Term SOFR + 2.250%[1]	(BB-, Ba3)	09/29/31	6.215	13,525,512
2,520	Arcline FM Holdings LLC, 3 mo. USD Term SOFR + 2.750%[1]	(B, B2)	06/23/30	6.684	2,531,190
8,908	Atlas CC Acquisition Corp. (2025 Second Out Term Loan B), 3 mo. USD Term SOFR + 4.250%[1]	(CCC+, Caa2)	05/25/29	8.370	5,148,728
1,290	Atlas CC Acquisition Corp. (2025 Second Out Term Loan C), 3 mo. USD Term SOFR + 4.250%[1]	(CCC+, Caa2)	05/25/29	8.370	745,346
2,152	Bleriot U.S. Bidco, Inc., 3 mo. USD Term SOFR + 2.500%[1]	(B, B2)	10/31/30	6.502	2,159,370
6,410	Brown Group Holding LLC, 1 mo. USD Term SOFR + 2.750%, 3 mo. USD Term SOFR + 2.750%[1]	(B+, B2)	07/01/31	6.590	6,443,804
9,464	Brown Group Holding LLC, 1 mo. USD Term SOFR + 2.500%[1]	(B+, B2)	07/01/31	6.465	9,500,895
1,885	CACI International, Inc., 1 mo. USD Term SOFR + 1.750%[1]	(BB+, Baa3)	10/30/31	5.715	1,892,255
1,847	KBR, Inc., 1 mo. USD Term SOFR + 2.000%[1]	(BB+, Ba1)	01/17/31	5.965	1,858,704
6,230	KKR Apple Bidco LLC, 1 mo. USD Term SOFR + 2.500%[1]	(B, B2)	09/23/31	6.465	6,253,009
1,686	Novaria Holdings LLC, 1 mo. USD Term SOFR + 3.250%[1]	(B, B2)	06/06/31	7.215	1,690,592
3,196	Peraton Corp., 3 mo. USD Term SOFR + 7.750%[1]	(NR, NR)	02/01/29	12.048	1,653,079
12,466	Peraton Corp., 3 mo. USD Term SOFR + 3.750%[1]	(B-, Caa1)	02/01/28	7.690	10,801,330
377	TransDigm, Inc., 3 mo. USD Term SOFR + 2.250%[1]	(BB-, Ba3)	03/22/30	6.252	378,180
7,198	TransDigm, Inc., 3 mo. USD Term SOFR + 2.500%[1]	(BB-, Ba3)	02/28/31	6.502	7,216,112
2,260	TransDigm, Inc., 3 mo. USD Term SOFR + 2.500%[1]	(BB-, Ba3)	01/19/32	6.502	2,263,804
1,219	TransDigm, Inc., 3 mo. USD Term SOFR + 2.500%[1]	(BB-, Ba3)	08/19/32	6.502	1,221,016
					86,508,251
Air Transportation (0.2%)
4,388	United Airlines, Inc., 3 mo. USD Term SOFR + 2.000%[1]	(BBB-, Ba1)	02/22/31	6.196	4,405,757
Auto Parts & Equipment (2.5%)
2,537	American Axle & Manufacturing, Inc.[1,3]	(BB, Ba2)	02/24/32	0.000	2,523,863
9,123	Autokiniton U.S. Holdings, Inc., 1 mo. USD Term SOFR + 4.000%[1]	(B, B2)	04/06/28	8.079	8,791,980
413	Clarios Global LP, 1 mo. USD Term SOFR + 2.750%[1]	(BB-, B2)	01/28/32	6.715	415,212
16,557	Clarios Global LP, 1 mo. USD Term SOFR + 2.500%[1]	(BB-, B2)	05/06/30	6.465	16,582,885
2,182	First Brands Group LLC[1,3]	(NR, NR)	06/29/26	0.000	2,321,336
226	First Brands Group LLC[4,5]	(NR, NR)	03/30/27	0.000	75,128
1,674	First Brands Group LLC (2021 Term Loan)[4,5]	(NR, WR)	03/30/27	0.000	557,392
5,680	First Brands Group LLC (2022 Incremental Term Loan)[4,5]	(NR, WR)	03/30/27	0.000	1,891,373
2,775	Garrett LX I SARL, 3 mo. USD Term SOFR + 2.000%[1]	(BBB-, Ba1)	01/30/32	5.840	2,782,052
2,697	Jason Group, Inc., 1 mo. USD Term SOFR + 6.000%[1,6,7]	(NR, NR)	11/30/26	10.079	2,440,341
2,213	Les Schwab Tire Centers, 1 mo. USD Term SOFR + 2.500%, 3 mo. USD Term SOFR + 2.500%[1]	(B, B2)	04/23/31	6.465	2,205,725
592	Openlane, Inc., 1 mo. USD Term SOFR + 2.500%[1]	(B, B1)	10/08/32	6.588	593,245
8,572	RVR Dealership Holdings LLC, 3 mo. USD Term SOFR + 3.750%[1]	(B, Caa1)	02/08/28	7.740	8,088,252
					49,268,784
Automakers (0.1%)
2,354	Valvoline, Inc.[1,3]	(BB, Ba1)	03/19/32	0.000	2,361,331

1

Credit Suisse Floating Rate High Income Fund
Schedule of investments

October 31, 2025

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(continued)
Banking (0.5%)
$5,880	Citco Funding LLC, 3 mo. USD Term SOFR + 2.750%[1]	(BB, Ba2)	04/27/28	6.806	$5,918,696
4,830	Victory Capital Holdings, Inc., 3 mo. USD Term SOFR + 2.000%[1]	(BB, Ba1)	09/23/32	6.102	4,859,898
					10,778,594
Beverages (0.7%)
2,560	Aramark Services, Inc., 1 mo. USD Term SOFR + 2.000%, 3 mo. USD Term SOFR + 2.000%[1]	(BBB-, Ba1)	06/22/30	5.965	2,568,539
3,649	Aspire Bakeries Holdings LLC, 1 mo. USD Term SOFR + 3.500%[1]	(B, B2)	12/23/30	7.468	3,676,148
6,775	Newly Weds Foods, Inc., 1 mo. USD Term SOFR + 2.250%[1]	(B+, B1)	03/15/32	6.281	6,774,584
					13,019,271
Brokerage (0.2%)
3,464	DRW Holdings LLC, 3 mo. USD Term SOFR + 3.500%[1]	(BB-, Ba3)	06/26/31	7.502	3,403,694
384	RE/MAX International, Inc., 1 mo. USD Term SOFR + 2.500%[1,7]	(BB-, B2)	07/21/28	6.579	379,832
					3,783,526
Building & Construction (1.5%)
5,372	Latham Pool Products, Inc., 3 mo. USD Term SOFR + 4.000%[1]	(BB-, B2)	02/23/29	8.349	5,367,769
2,474	MV Holding GmbH, 1 mo. USD Term SOFR + 2.000%[1]	(BB-, Ba3)	03/17/32	5.968	2,486,602
4,170	Pike Corp., 1 mo. USD Term SOFR + 3.000%[1]	(BB, Ba3)	01/21/28	7.079	4,204,354
2,579	Quikrete Holdings, Inc., 1 mo. USD Term SOFR + 2.250%[1]	(BB, Ba3)	03/19/29	6.215	2,584,639
2,868	Quikrete Holdings, Inc., 1 mo. USD Term SOFR + 2.250%[1]	(BB, Ba3)	02/10/32	6.215	2,874,905
450	Quikrete Holdings, Inc., 1 mo. USD Term SOFR + 2.250%[1]	(BB, Ba3)	04/14/31	6.215	451,007
3,092	Service Logic Acquisition, Inc., 1 mo. USD Term SOFR + 3.000%, 3 mo. USD Term SOFR + 3.000%[1,7]	(B, B2)	10/29/27	6.840	3,111,386
4,852	Tecta America Corp., 1 mo. USD Term SOFR + 3.000%[1]	(B, B2)	02/18/32	6.968	4,874,408
3,186	TRC Cos. LLC, 1 mo. USD Term SOFR + 3.000%[1]	(B, B3)	12/08/28	6.965	3,196,189
					29,151,259
Building Materials (1.7%)
3,814	ARAMSCO, Inc., 3 mo. USD Term SOFR + 4.750%[1]	(CCC+, Caa1)	10/10/30	8.752	2,622,995
5,677	Core & Main LP, 1 mo. USD Term SOFR + 2.000%[1]	(BB-, Ba3)	07/27/28	5.991	5,687,281
207	Core & Main LP, 1 mo. USD Term SOFR + 2.000%[1]	(BB-, Ba3)	02/09/31	5.991	207,476
5,478	Cornerstone Building Brands, Inc., 1 mo. USD Term SOFR + 3.250%[1]	(B-, B3)	04/12/28	7.482	5,031,195
3,552	Cornerstone Building Brands, Inc., 1 mo. USD Term SOFR + 5.625%[1]	(B-, B3)	08/01/28	9.657	3,285,471
93	Kodiak Building Partners, Inc., 3 mo. USD Term SOFR + 3.750%[1]	(B+, B3)	12/04/31	7.752	92,417
1,738	Mannington Mills, Inc., 1 mo. USD Term SOFR + 4.750%[1,6,7]	(B+, B3)	03/25/32	8.715	1,729,155
1,280	MI Windows & Doors LLC, 1 mo. USD Term SOFR + 2.750%[1]	(BB-, B2)	03/28/31	6.715	1,283,565
2,467	Oscar AcquisitionCo LLC, 3 mo. USD Term SOFR + 4.250%[1]	(B-, B2)	04/29/29	8.252	2,229,325
11,215	White Cap Buyer LLC, 1 mo. USD Term SOFR + 3.250%[1]	(B, B2)	10/19/29	7.215	11,254,763
					33,423,643
Cable & Satellite TV (0.5%)
1,649	Sunrise Financing Partnership, 3 mo. USD Term SOFR + 2.500%[1]	(BB-, NR)	02/15/32	6.426	1,648,420
7,000	Ziggo BV, 1 mo. EURIBOR + 3.000%[1,8]	(B+, B1)	01/31/29	4.891	7,940,878
					9,589,298
Chemicals (3.6%)
3,454	AAP Buyer, Inc., 3 mo. USD Term SOFR + 2.750%[1,7]	(B+, B1)	09/09/31	6.752	3,458,683
3,050	Ascend Performance Materials Operations LLC, 1 mo. USD Term SOFR + 1.500%, 8.500% PIK[1,6,9]	(NR, NR)	11/24/25	14.116	1,734,866
6,231	Ascend Performance Materials Operations LLC[4,5]	(NR, NR)	08/27/26	0.000	95,395
2,378	CeramTec AcquiCo GmbH, 3 mo. EURIBOR + 3.750%[1,8]	(B, B1)	03/16/29	5.782	2,745,262
3,455	CPC Acquisition Corp., 3 mo. USD Term SOFR + 7.750%[1,6]	(CC, Ca)	12/29/28	12.013	1,239,496

2

Credit Suisse Floating Rate High Income Fund
Schedule of investments

October 31, 2025

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(continued)
Chemicals (concluded)
$3,661	CPC Acquisition Corp., 3 mo. USD Term SOFR + 3.750%[1]	(CCC, Caa2)	12/29/27	8.013	$3,057,329
1,435	Flexsys Holdings, Inc., 3 mo. USD Term SOFR + 5.250%[1]	(CCC, Caa3)	08/01/29	9.711	380,383
1,230	Flexsys Holdings, Inc., 3 mo. USD Term SOFR + 6.250%[1]	(B, Caa1)	08/01/29	10.449	1,038,999
1,437	Hexion Holdings Corp., 1 mo. USD Term SOFR + 7.438%[1]	(CCC+, Caa2)	03/15/30	11.502	1,411,139
6,432	Hexion Holdings Corp., 1 mo. USD Term SOFR + 4.000%[1]	(B-, B2)	03/15/29	8.031	6,323,745
2,280	Illuminate Buyer LLC, 1 mo. USD Term SOFR + 2.500%[1]	(B+, B2)	12/31/29	6.465	2,279,120
2,419	INEOS Quattro Holdings U.K. Ltd., 1 mo. USD Term SOFR + 4.250%[1]	(BB-, B2)	04/02/29	8.315	2,023,571
1,043	INEOS Quattro Holdings U.K. Ltd., 1 mo. USD Term SOFR + 4.250%[1]	(BB-, B2)	10/07/31	8.215	842,695
1,838	INEOS U.S. Finance LLC, 1 mo. USD Term SOFR + 2.500%[1]	(BB-, B1)	11/08/28	6.565	1,733,665
6,746	INEOS U.S. Finance LLC, 1 mo. USD Term SOFR + 3.250%[1]	(BB-, B1)	02/18/30	7.215	5,811,156
4,595	INEOS U.S. Finance LLC, 1 mo. USD Term SOFR + 3.000%[1]	(BB-, B1)	02/07/31	6.965	3,909,228
2,481	Minerals Technologies, Inc., 1 mo. USD Term SOFR + 2.000%[1,2,7]	(BB+, Ba1)	11/26/31	5.968	2,487,453
1,858	New Arclin U.S. Holding Corp.[1,4,6]	(CCC+, Caa1)	09/30/29	0.000	1,855,951
3,450	New Arclin U.S. Holding Corp., 1 mo. USD Term SOFR + 3.500%[1]	(B, B2)	09/30/28	7.565	3,452,380
2,562	Nouryon Finance BV, 6 mo. USD Term SOFR + 3.250%[1]	(B+, B2)	04/03/28	7.036	2,564,040
1,102	Nouryon Finance BV, 3 mo. USD Term SOFR + 3.250%[1]	(B+, B2)	04/03/28	7.162	1,102,445
1,699	Olympus Water U.S. Holding Corp.[1,3]	(B-, B3)	07/23/32	0.000	1,693,893
2,640	PMHC II, Inc., 3 mo. USD Term SOFR + 6.250%[1,7]	(CCC+, Caa1)	04/21/29	10.177	2,190,846
4,258	PMHC II, Inc., 3 mo. USD Term SOFR + 4.250%[1]	(CCC+, Caa1)	04/23/29	8.327	3,324,500
10,303	Polar U.S. Borrower LLC[4,5]	(CCC, Caa3)	10/16/28	0.000	1,223,443
4,002	Polar U.S. Borrower LLC, 0.750% PIK[4,6,9]	(CCC, Caa3)	10/16/28	0.000	475,243
8,257	RelaDyne, Inc., 1 mo. USD Term SOFR + 3.500%[1]	(B, B3)	12/23/30	7.465	8,281,173
897	SK Neptune Husky Finance SARL[4,5,6]	(NR, WR)	04/30/26	0.000	118,866
9,227	SK Neptune Husky Group SARL[4,5,6]	(NR, NR)	01/03/29	0.000	230,671
1,572	Solstice Advanced Materials, Inc.[1,3]	(BBB-, Baa3)	09/17/32	0.000	1,577,655
4,403	Tronox Finance LLC, 3 mo. USD Term SOFR + 2.250%[1]	(BB-, B1)	04/04/29	6.252	3,443,497
					72,106,788
Discount Stores (0.5%)
5,000	Peer Holding III BV1,3,8	(BB+, Ba1)	09/29/32	0.000	5,794,921
3,501	Peer Holding III BV1,3	(BB+, Ba1)	09/29/32	0.000	3,507,129
					9,302,050
Diversified Capital Goods (1.1%)
1,673	DexKo Global, Inc., 1 mo. USD Term SOFR + 3.750%[1]	(B-, B2)	10/04/28	7.829	1,650,429
3,305	Kohler Energy Co. LLC, 3 mo. USD Term SOFR + 3.750%[1]	(B, B1)	05/01/31	7.752	3,320,117
3,153	Pinnacle Buyer LLC, 3 mo. USD Term SOFR + 2.500%[1]	(B, B2)	10/01/32	6.485	3,170,434
606	Pinnacle Buyer LLC (2025 Delayed Draw Term Loan)[2]	(B, B2)	10/01/32	0.000	609,699
12,297	Topgolf Callaway Brands Corp., 1 mo. USD Term SOFR + 3.000%[1]	(B, B1)	03/18/30	6.965	12,225,281
					20,975,960
Electronics (2.0%)
1,498	Altar Bidco, Inc., 1 yr. USD Term SOFR + 5.600%[1]	(CCC+, Caa1)	02/01/30	9.283	1,434,695
4,475	Altar Bidco, Inc.[1,3]	(B, B1)	02/01/29	0.000	4,416,855
2,449	Coherent Corp., 1 mo. USD Term SOFR + 1.750%[1]	(BB, Ba1)	07/02/29	5.715	2,456,166
1,896	Idemia Group, 3 mo. USD Term SOFR + 4.250%[1]	(B, B2)	09/30/28	8.252	1,905,955
5,250	Idemia Identity & Security France SAS, 3 mo. EURIBOR + 4.000%[1,8]	(B, B2)	09/29/28	6.000	6,099,088
1,548	Infinite Bidco LLC, 3 mo. USD Term SOFR + 7.000%[1]	(CCC, Caa2)	03/02/29	11.102	1,407,374
2,056	Ingram Micro, Inc., 3 mo. USD Term SOFR + 2.250%[1]	(BB, Ba3)	09/22/31	6.248	2,064,966
1,224	MaxLinear, Inc., 1 mo. USD Term SOFR + 2.250%[1,6,7]	(B, B3)	06/23/28	6.342	1,138,165
12,028	SolarWinds Holdings, Inc., 3 mo. USD Term SOFR + 4.000%[1]	(B, B2)	04/16/32	8.026	11,983,312
584	Trio Bidco, Inc. (2025 Delayed Draw Term Loan)[1,4]	(B, B3)	10/08/32	0.000	581,133
5,543	Trio Bidco, Inc. (2025 Term Loan B)[1,3]	(B, B3)	10/08/32	0.00	5,520,759
					39,008,468

3

Credit Suisse Floating Rate High Income Fund
Schedule of investments

October 31, 2025

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(continued)
Energy—Exploration & Production (1.4%)
$387	AL GCX Fund VIII Holdings LLC, 1 mo. USD Term SOFR + 2.000%[1]	(BB, Ba3)	01/30/32	6.102	$387,267
556	AL GCX Holdings LLC, 1 mo. USD Term SOFR + 2.000%[1]	(BB, Ba3)	05/17/29	6.102	555,622
3,809	BIP PipeCo Holdings LLC, 3 mo. USD Term SOFR + 2.250%[1]	(B+, Ba3)	12/06/30	6.186	3,810,328
11,544	Colossus Acquireco LLC, 3 mo. USD Term SOFR + 1.750%[1]	(BB+, Ba1)	07/30/32	5.870	11,506,539
9,376	CQP Holdco LP, 3 mo. USD Term SOFR + 2.000%[1]	(BB, Ba2)	12/31/30	6.002	9,404,507
2,718	EMG Utica LLC, 3 mo. USD Term SOFR + 4.000%[1,7]	(B+, B3)	04/01/30	8.002	2,741,958
16,849	PES Holdings LLC, 3.000% PIK[4,6,9]	(NR, NR)	12/31/25	0.000	147,428
					28,553,649
Environmental (0.8%)
4,509	GFL Environmental, Inc., 3 mo. USD Term SOFR + 2.500%[1]	(B, B2)	03/03/32	6.671	4,516,776
3,975	LRS Holdings LLC, 1 mo. USD Term SOFR + 4.250%[1]	(B-, Caa1)	08/31/28	8.329	3,915,758
76	Reworld Holding Corp., 1 mo. USD Term SOFR + 2.250%[1]	(BB, Ba3)	11/30/28	6.252	75,749
1,369	Reworld Holding Corp. (2025 Term Loan B), 1 mo. USD Term SOFR + 2.250%[1]	(BB, Ba3)	11/30/28	6.252	1,372,385
2,910	Reworld Holding Corp. (Term Loan B), 1 mo. USD Term SOFR + 2.250%[1]	(BB, Ba3)	11/30/28	6.281	2,914,638
245	Reworld Holding Corp. (Term Loan C), 1 mo. USD Term SOFR + 2.250%[1]	(BB, Ba3)	11/30/28	6.281	245,575
50	The Action Environmental Group, Inc., 3 mo. USD Term SOFR + 3.250%[1]	(B, B2)	10/24/30	7.252	50,417
1,755	Vestis Corp., 3 mo. USD Term SOFR + 2.250%[1]	(BB-, B2)	02/22/31	6.448	1,671,803
477	WIN Waste Innovations Holdings, Inc., 1 mo. USD Term SOFR + 2.750%[1]	(B-, B3)	03/24/28	6.829	478,032
					15,241,133
Food—Wholesale (1.7%)
9,718	AI Aqua Merger Sub, Inc., 1 mo. USD Term SOFR + 3.000%[1]	(B, B3)	07/31/28	7.129	9,750,140
4,223	Flamingo Group International Ltd., 6 mo. EURIBOR + 5.750%[1,8]	(B-, B3)	08/01/28	7.820	4,277,098
3,918	Froneri LUX Finco SARL, 6 mo. USD Term SOFR + 2.000%[1]	(BB-, B1)	09/30/31	6.197	3,895,254
1,400	Froneri Lux Finco SARL[1,3]	(BB-, B1)	08/02/32	0.000	1,401,440
2,490	Golden State Food LLC, 1 mo. USD Term SOFR + 4.000%[1]	(B, B3)	12/04/31	8.163	2,502,782
5,872	UTZ Quality Foods LLC, 3 mo. USD Term SOFR + 2.500%[1]	(B, B2)	01/29/32	6.502	5,877,977
6,252	WOOF Holdings, Inc., 3 mo. USD Term SOFR + 3.950%[1]	(B-, Caa2)	12/31/29	7.952	4,982,545
4,279	WOOF Holdings, Inc., 3 mo. USD Term SOFR + 4.012%[1]	(CCC-, Ca)	12/31/29	8.013	1,604,806
					34,292,042
Gaming (0.8%)
1,864	Caesars Entertainment, Inc., 1 mo. USD Term SOFR + 2.250%[1]	(BB-, Ba3)	02/06/31	6.215	1,851,028
6,082	Caesars Entertainment, Inc., 1 mo. USD Term SOFR + 2.250%[1]	(BB-, Ba3)	02/06/30	6.215	6,052,144
524	Flutter Financing BV, 3 mo. USD Term SOFR + 2.000%[1]	(BBB-, Ba1)	06/04/32	6.002	522,629
5,934	Light & Wonder International, Inc., 1 mo. USD Term SOFR + 2.250%[1]	(BB, Ba1)	04/14/29	6.287	5,960,162
1,741	PENN Entertainment, Inc., 1 mo. USD Term SOFR + 2.500%[1]	(BB-, Ba3)	05/03/29	6.465	1,746,241
					16,132,204
Gas Distribution (0.9%)
2,445	AL NGPL Holdings LLC, 3 mo. USD Term SOFR + 2.250%[1]	(B+, Ba3)	12/09/30	6.186	2,443,876
6,933	BCP Renaissance Parent LLC, 3 mo. USD Term SOFR + 2.500%[1]	(B+, B2)	10/31/28	6.502	6,965,355
1,298	Epic Crude Services LP, 3 mo. USD Term SOFR + 2.500%[1]	(BB-, Ba3)	10/15/31	6.340	1,306,185
506	Meade Pipeline Co. LLC, 3 mo. USD Term SOFR + 2.000%[1]	(BB, Ba2)	09/22/32	6.003	507,059
5,648	Traverse Midstream Partners LLC, 3 mo. USD Term SOFR + 2.500%[1]	(B+, B2)	02/16/28	6.340	5,672,581
					16,895,056
Health Facilities (1.0%)
2,794	Carestream Health, Inc., 3 mo. USD Term SOFR + 7.500%[1,6]	(CCC+, Caa2)	09/30/27	11.602	1,403,089
1,459	Confluent Medical Technologies, Inc., 3 mo. USD Term SOFR + 3.000%[1]	(B, B2)	02/16/29	7.002	1,461,613
2,443	Insulet Corp., 1 mo. USD Term SOFR + 2.000%[1]	(BB+, Ba2)	08/01/31	5.965	2,459,890
6,300	Sharp Services LLC, 3 mo. USD Term SOFR + 3.000%[1,7]	(B-, B3)	09/29/32	6.990	6,331,429

4

Credit Suisse Floating Rate High Income Fund
Schedule of investments

October 31, 2025

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(continued)
Health Facilities (concluded)
$3,922	Sonrava Health Holdings LLC[4,5,6]	(NR, B3)	05/18/28	0.000	$3,745,672
17,274	Sonrava Health Holdings LLC, 5.500% PIK[5,7,9]	(NR, Caa3)	08/18/28	0.000	3,282,119
417	Zest Acquisition Corp., 3 mo. USD Term SOFR + 5.250%[1]	(B, B3)	02/08/28	9.109	417,829
					19,101,641
Health Services (3.6%)
10,472	ADMI Corp., 1 mo. USD Term SOFR + 3.375%[1]	(B-, B3)	12/23/27	7.454	9,891,864
1,512	ADMI Corp., 1 mo. USD Term SOFR + 5.750%[1]	(B-, B3)	12/23/27	9.715	1,461,813
14,343	Athenahealth Group, Inc., 1 mo. USD Term SOFR + 2.750%[1]	(B-, B2)	02/15/29	6.715	14,300,710
165	CHG Healthcare Services, Inc., 1 mo. USD Term SOFR + 2.750%, 3 mo. USD Term SOFR + 2.750%[1]	(B, B2)	09/29/28	6.590	165,529
2,154	Concentra Health Services, Inc., 1 mo. USD Term SOFR + 2.000%[1]	(BB, Ba2)	07/26/31	5.965	2,162,525
6,131	Elanco Animal Health, Inc., 1 mo. USD Term SOFR + 1.750%[1]	(BB+, Ba1)	08/01/27	5.715	6,136,214
980	EyeCare Partners LLC, 3 mo. USD Term SOFR + 1.000%, 3.610% PIK[1,9]	(CCC+, Caa2)	11/30/28	8.580	580,608
926	Learning Care Group U.S. No. 2, Inc., 3 mo. USD Term SOFR + 4.000%[1]	(B, B2)	08/11/28	7.859	911,065
1,152	MedAssets Software Intermediate Holdings, Inc., 3 mo. USD Term SOFR + 4.000%[1]	(B, Caa1)	12/15/28	8.003	1,109,368
2,478	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 4.000%[1]	(CCC, Ca)	12/15/28	8.116	2,126,472
369	MedAssets Software Intermediate Holdings, Inc., 3 mo. USD Term SOFR + 5.250%[1]	(B, Caa1)	12/15/28	9.253	365,825
2,563	Pacific Dental Services LLC, 1 mo. USD Term SOFR + 2.500%[1]	(B, B2)	03/15/31	6.537	2,571,266
5,993	PointClickCare Technologies, Inc., 3 mo. USD Term SOFR + 2.750%[1]	(B, B3)	11/03/31	6.752	6,015,761
4,351	Radiology Partners, Inc., 3 mo. USD Term SOFR + 4.500%[1]	(B-, B2)	06/30/32	8.502	4,350,266
3,800	Southern Veterinary Partners LLC, 3 mo. USD Term SOFR + 2.500%[1]	(B, B2)	12/04/31	6.365	3,801,729
962	Therapy Brands Holdings LLC, 1 mo. USD Term SOFR + 4.000%[1,6]	(CCC+, B3)	05/18/28	8.079	811,424
11,955	U.S. Radiology Specialists, Inc., 3 mo. USD Term SOFR + 4.750%[1]	(B-, B3)	12/15/27	8.752	12,020,340
1,908	Women's Care Enterprises LLC, 3 mo. USD Term SOFR + 4.500%[1,6]	(B-, B2)	01/15/28	8.440	1,736,099
					70,518,878
Hotels (1.3%)
728	Aimbridge Acquisition Co., Inc., 1 mo. USD Term SOFR + 1.500%, 6.000% PIK[1,9]	(B-, Caa1)	03/11/30	11.647	723,268
809	Aimbridge Acquisition Co., Inc., 1 mo. USD Term SOFR + 5.500%[1]	(B+, B2)	03/11/30	9.647	812,981
5,753	Alterra Mountain Co., 1 mo. USD Term SOFR + 2.500%[1]	(B+, B1)	08/17/28	6.465	5,781,885
11,998	Alterra Mountain Co., 1 mo. USD Term SOFR + 2.500%[1]	(B+, B1)	05/31/30	6.465	12,050,633
1,556	RHP Hotel Properties LP, 1 mo. USD Term SOFR + 2.000%[1]	(BB+, Ba3)	05/20/30	5.965	1,560,346
4,160	Wyndham Hotels & Resorts, Inc., 1 mo. USD Term SOFR + 1.750%[1]	(BBB-, Ba1)	05/24/30	5.715	4,174,764
					25,103,877
Insurance Brokerage (4.3%)
9,731	Alera Group, Inc., 1 mo. USD Term SOFR + 3.250%[1]	(B, B2)	05/31/32	7.215	9,791,363
12,034	AmWINS Group, Inc., 3 mo. USD Term SOFR + 2.250%[1]	(B+, B1)	01/30/32	6.252	12,062,892
14,791	Ardonagh Midco 3 PLC, 3 mo. USD Term SOFR + 2.750%, 6 mo. USD Term SOFR + 2.750%[1]	(B-, B3)	02/15/31	6.752	14,772,919
923	Goosehead Insurance Holdings LLC, 1 mo. USD Term SOFR + 3.000%[1,7]	(B+, B2)	01/08/32	7.048	926,210
7,058	Howden Group Holdings Ltd., 1 mo. EURIBOR + 3.500%[1,8]	(B, B2)	02/15/31	5.438	8,212,804
4,391	Howden Group Holdings Ltd., 1 mo. USD Term SOFR + 2.750%[1]	(B, B2)	02/15/31	6.715	4,402,787
11,634	HUB International Ltd., 3 mo. USD Term SOFR + 2.250%[1]	(B+, B1)	06/20/30	6.120	11,685,220
7,675	OneDigital Borrower LLC, 1 mo. USD Term SOFR + 3.000%[1]	(B, B2)	07/02/31	6.965	7,690,653
2,311	OneDigital Borrower LLC, 1 mo. USD Term SOFR + 5.250%[1]	(CCC+, Caa2)	07/02/31	9.215	2,335,975
3,987	Ryan Specialty Group LLC, 1 mo. USD Term SOFR + 2.000%[1]	(BB-, Ba3)	09/15/31	5.965	3,998,266
6,776	Summit Acquisition, Inc., 1 mo. USD Term SOFR + 3.500%[1]	(B-, B3)	10/16/31	7.465	6,798,741
2,769	Trucordia Insurance Holdings LLC, 1 mo. USD Term SOFR + 3.250%[1]	(B, B2)	06/17/32	7.215	2,782,371
					85,460,201

5

Credit Suisse Floating Rate High Income Fund
Schedule of investments

October 31, 2025

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(continued)
Investments & Misc. Financial Services (4.7%)
$1,450	AllSpring Buyer LLC, 3 mo. USD Term SOFR + 2.750%[1]	(BB-, Ba3)	11/01/30	6.813	$1,454,608
3,614	Altisource Solutions SARL, 3 mo. USD Term SOFR + 6.500%[1,7]	(CCC-, Caa2)	04/30/30	10.602	3,758,535
1,648	Altisource Solutions SARL[6,7,10]	(NR, NR)	04/30/30	0.000	0
1,674	Altisource Solutions SARL, 3 mo. USD Term SOFR + 6.500%[1,6,7]	(B, B3)	02/19/29	10.602	1,681,975
7,168	Ankura Consulting Group LLC, 3 mo. USD Term SOFR + 3.500%[1]	(B-, B3)	12/29/31	7.365	7,047,388
7,778	AqGen Island Holdings, Inc., 1 mo. USD Term SOFR + 3.000%[1]	(B-, B3)	08/02/28	6.965	7,796,262
4,229	Boost Newco Borrower LLC, 3 mo. USD Term SOFR + 2.000%[1]	(BB, Ba3)	01/31/31	6.002	4,245,242
909	Chrysaor Bidco SARL, 3 mo. USD Term SOFR + 3.250%[1]	(B, B3)	10/30/31	7.144	912,423
254	Citadel Securities LP, 1 mo. USD Term SOFR + 2.000%[1]	(BBB-, Baa3)	10/31/31	5.965	254,728
6,533	CPI Holdco B LLC, 1 mo. USD Term SOFR + 2.000%[1]	(BB-, Ba3)	05/19/31	5.965	6,537,429
6,486	Focus Financial Partners LLC, 1 mo. USD Term SOFR + 2.750%[1]	(B, B2)	09/15/31	6.715	6,508,971
3,859	Franklin Square Holdings LP, 1 mo. USD Term SOFR + 2.250%[1,7]	(BB, Ba1)	04/25/31	6.215	3,854,443
6,325	Galaxy U.S. Opco, Inc., 3 mo. USD Term SOFR + 2.000%, 3.750% PIK[1,9]	(CCC+, Caa2)	07/31/30	9.590	5,750,729
1,563	Guggenheim Partners LLC, 3 mo. USD Term SOFR + 2.500%[1]	(BB, NR)	11/26/31	6.502	1,571,683
3,651	HighTower Holdings LLC, 3 mo. USD Term SOFR + 2.750%[1]	(B-, B2)	02/03/32	7.071	3,655,410
7,370	Hudson River Trading LLC, 1 mo. USD Term SOFR + 2.750%[1]	(BB, Ba2)	03/18/30	6.782	7,388,519
2,877	Jane Street Group LLC, 3 mo. USD Term SOFR + 2.000%[1]	(BB, Ba1)	12/15/31	5.957	2,854,171
835	Kestra Advisor Services Holdings A, Inc., 1 mo. USD Term SOFR + 3.000%[1]	(B-, B3)	03/22/31	6.965	838,231
5,507	Resolute Investment Managers, Inc., 3 mo. USD Term SOFR + 6.500%[1]	(B, B2)	10/30/28	10.763	4,754,557
74	Secretariat Advisors LLC[2]	(B-, B3)	02/28/32	0.000	74,408
612	Secretariat Advisors LLC, 3 mo. USD Term SOFR + 4.000%[1]	(B-, B3)	02/28/32	8.002	614,499
12,024	Sedgwick Claims Management Services, Inc., 1 mo. USD Term SOFR + 2.500%[1]	(B+, B2)	07/31/31	6.465	12,035,370
9,391	VFH Parent LLC, 1 mo. USD Term SOFR + 2.500%[1]	(B+, B1)	06/21/31	6.465	9,422,119
					93,011,700
Life Insurance (0.1%)
1,958	Truist Insurance Holdings LLC, 3 mo. USD Term SOFR + 2.750%[1]	(B, B2)	05/06/31	6.752	1,959,276
Machinery (2.9%)
1,499	19th Holdings Golf LLC, 1 mo. USD Term SOFR + 3.250%[1]	(B, B2)	02/07/29	7.456	1,493,364
5,509	Alloy Finco Ltd., 0.500% Cash, 13.500% PIK[6,9]	(NR, NR)	03/06/28	14.000	10,805,043
2,938	C&D Technologies, Inc., 1 mo. USD Term SOFR + 5.750%[1]	(B-, B2)	12/20/26	9.829	2,907,587
4,636	CPM Holdings, Inc., 1 mo. USD Term SOFR + 4.500%[1]	(B-, B3)	09/28/28	8.634	4,626,826
1,493	Cube Industrials Buyer, Inc., 3 mo. USD Term SOFR + 3.000%[1]	(B, B3)	10/17/31	6.912	1,500,433
5,799	Doncasters Finance US LLC, 0.500% Cash, 13.500% PIK[9,11]	(NR, NR)	03/06/28	14.000	14,590,228
972	Generac Power Systems, Inc., 1 mo. USD Term SOFR + 1.750%[1]	(BB+, Ba1)	07/03/31	5.884	978,024
4,879	LSF12 Badger Bidco LLC, 1 mo. USD Term SOFR + 5.500%[1,7]	(B-, B3)	08/30/30	9.465	4,885,120
537	LTI Holdings, Inc., 1 mo. USD Term SOFR + 3.750%[1]	(B-, B3)	07/29/29	7.715	541,261
3,042	Madison IAQ LLC, 6 mo. USD Term SOFR + 3.250%[1]	(B, B1)	05/06/32	7.452	3,056,920
3,463	Madison IAQ LLC, 6 mo. USD Term SOFR + 2.500%[1]	(B, B1)	06/21/28	6.702	3,474,046
1,186	Madison Safety & Flow LLC, 1 mo. USD Term SOFR + 2.500%[1]	(B, B2)	09/26/31	6.468	1,192,922
1,930	Mirion Technologies, Inc., 3 mo. USD Term SOFR + 2.250%[1]	(BB, Ba2)	06/04/32	6.252	1,943,470
4,611	Pro Mach Group, Inc., 1 mo. USD Term SOFR + 2.750%[1]	(B, B2)	10/16/32	6.715	4,626,699
560	Tiger Acquisition LLC, 1 mo. USD Term SOFR + 2.500%[1]	(B, B2)	08/23/32	6.502	562,188
					57,184,131
Media—Diversified (1.3%)
9,395	Cast & Crew Payroll LLC, 1 mo. USD Term SOFR + 3.750%[1]	(B-, B3)	12/29/28	7.715	7,754,595
5,825	Delta 2 LUX SARL, 3 mo. USD Term SOFR + 2.000%[1]	(BB+, NR)	09/30/31	6.002	5,840,980
5,123	Oceankey U.S. II Corp., 1 mo. USD Term SOFR + 3.500%[1]	(B-, B2)	12/15/28	7.565	5,107,232
1,085	Outfront Media Capital LLC, 1 mo. USD Term SOFR + 2.000%[1]	(BB, Ba1)	09/24/32	6.015	1,085,917
3,101	Technicolor Creative Studios, 0.500% PIK[4,7,8,9,10]	(NR, NR)	08/06/33	0.000	0
5,679	X Corp.	(NR, NR)	10/26/29	9.500	5,703,766
					25,492,490

6

Credit Suisse Floating Rate High Income Fund
Schedule of investments

October 31, 2025

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(continued)
Media Content (0.0%)
$482	WMG Acquisition Corp., 3 mo. USD Term SOFR + 1.750%[1]	(BBB-, Ba1)	01/24/31	5.949	$483,118
Medical Products (1.3%)
6,192	Covetrus, Inc., 3 mo. USD Term SOFR + 5.000%[1]	(CCC+, B2)	10/13/29	9.002	5,459,339
20,067	Medline Borrower LP, 1 mo. USD Term SOFR + 2.000%[1]	(BB-, Ba3)	10/23/28	5.965	20,105,441
					25,564,780
Oil Field Equipment & Services (0.3%)
665	MRC Global U.S., Inc., 6 mo. USD Term SOFR + 3.500%[1,7]	(B, B2)	10/29/31	7.198	666,888
4,383	Rockpoint Gas Storage Partners LP, 3 mo. USD Term SOFR + 2.500%[1]	(BB, B1)	11/17/25	6.343	4,401,758
					5,068,646
Packaging (3.0%)
4,503	Anchor Glass Container Corp., 3 mo. USD Term SOFR + 5.250%[1]	(B-, Caa1)	10/08/30	9.197	4,512,387
4,466	Berlin Packaging LLC, 1 mo. USD Term SOFR + 3.250%, 3 mo. USD Term SOFR + 3.250%[1]	(B-, B2)	06/07/31	7.235	4,466,864
4,859	Clydesdale Acquisition Holdings, Inc., 1 mo. USD Term SOFR + 3.250%[1]	(B+, B2)	04/01/32	7.215	4,854,244
82	Clydesdale Acquisition Holdings, Inc.[2]	(B+, B2)	04/01/32	0.000	81,499
1,278	Clydesdale Acquisition Holdings, Inc., 1 mo. USD Term SOFR + 3.175%[1]	(B+, B2)	04/13/29	7.140	1,278,715
3,977	Flint Group Midco Ltd., 3 mo. USD Term SOFR + 4.250%, 0.750% PIK[1,9]	(B-, B3)	12/31/26	9.121	3,786,147
669	Flint Group Packaging INKS North America Holdings LLC, 3 mo. EURIBOR + 4.250%, 0.750% PIK[1,8,9]	(B-, B3)	12/31/26	7.038	737,535
522	Flint Group Packaging INKS North America Holdings LLC, 3 mo. EURIBOR + 0.100%, 6.900% PIK[1,8,9]	(CCC-, Caa3)	12/30/27	9.038	42,536
391	Flint Group Packaging INKS North America Holdings LLC, 3 mo. EURIBOR + 0.100%, 6.900% PIK[1,8,9]	(CCC-, Caa2)	12/30/27	9.038	322,242
2,429	Flint Group Topco Ltd., 3 mo. USD Term SOFR + 0.100%, 6.900% PIK[1,9]	(CCC-, Caa2)	12/30/27	11.119	1,715,358
3,239	Flint Group Topco Ltd., 3 mo. USD Term SOFR + 0.100%, 6.900% PIK[1,6,9]	(CCC-, Caa3)	12/31/27	11.121	228,752
624	Logoplaste Parent SARL, 3 mo. USD Term SOFR + 4.200%[1,6,7]	(B-, B3)	07/06/28	8.582	573,625
9,065	Mauser Packaging Solutions Holding Co., 1 mo. USD Term SOFR + 3.000%[1]	(B, B2)	04/15/27	7.129	9,082,768
3,011	Owens-Illinois, Inc., 3 mo. USD Term SOFR + 3.000%[1]	(BB, Ba3)	09/30/32	6.838	3,009,572
3,561	Plastipak Packaging, Inc., 1 mo. USD Term SOFR + 2.500%[1]	(B+, Ba3)	09/10/32	6.465	3,569,644
11,168	Proampac PG Borrower LLC, 3 mo. USD Term SOFR + 4.000%[1]	(B-, B3)	09/15/28	7.905	11,182,776
1,112	Ring Container Technologies Group LLC, 1 mo. USD Term SOFR + 2.500%[1]	(B, B2)	09/15/32	6.465	1,113,625
7,257	Technimark Holdings LLC, 1 mo. USD Term SOFR + 3.250%[1]	(B-, B3)	04/14/31	7.252	7,264,622
2,443	Trident TPI Holdings, Inc., 3 mo. USD Term SOFR + 3.750%[1]	(B-, B3)	09/15/28	7.752	2,391,239
					60,214,150
Personal & Household Products (2.1%)
17,886	ABG Intermediate Holdings 2 LLC, 1 mo. USD Term SOFR + 2.250%[1]	(B+, B1)	12/21/28	6.215	17,898,632
1,957	Anticimex International AB1,3	(B, B3)	11/16/28	0.000	1,969,482
1,062	Energizer Holdings, Inc., 1 mo. USD Term SOFR + 2.000%[1]	(BB, Ba1)	03/19/32	6.002	1,064,959
1,552	Hanesbrands, Inc., 1 mo. USD Term SOFR + 2.750%[1]	(BB-, Ba2)	03/07/32	6.715	1,559,864
1,011	Herman Miller, Inc., 1 mo. USD Term SOFR + 2.250%[1]	(BB+, Ba2)	08/09/32	6.215	1,011,739
8,415	Keter Group BV, 3 mo. EURIBOR + 0.000%, 5.000% PIK[1,8,9]	(NR, NR)	12/28/29	5.052	8,844,691
4,638	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%[1]	(NR, NR)	06/29/28	11.616	4,371,784
506	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%[1,7]	(NR, NR)	06/29/28	11.484	506,760
5,291	Somnigroup International, Inc., 1 mo. USD Term SOFR + 2.250%[1]	(BBB-, Ba1)	10/24/31	6.215	5,327,125
					42,555,036
Pharmaceuticals (0.6%)
1,959	Bausch & Lomb Corp., 1 mo. USD Term SOFR + 4.250%[1]	(B, B1)	01/15/31	8.215	1,974,069
9,030	Certara LP, 1 mo. USD Term SOFR + 2.750%[1]	(BB-, B1)	06/26/31	6.715	9,091,663
1,333	Dechra Pharmaceuticals Holdings Ltd., 6 mo. USD Term SOFR + 3.250%[1]	(B-, B2)	01/27/32	7.447	1,338,185
					12,403,917

7

Credit Suisse Floating Rate High Income Fund
Schedule of investments

October 31, 2025

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(continued)
Rail (0.4%)
$8,278	Genesee & Wyoming, Inc., 3 mo. USD Term SOFR + 1.750%[1]	(BB, Ba3)	04/10/31	5.752	$8,266,459
Real Estate Development & Management (0.6%)
11,677	BIFM U.S. Finance LLC, 1 mo. USD Term SOFR + 3.250%[1]	(B, B3)	05/31/28	7.215	11,724,929
Real Estate Investment Trusts (0.4%)
2,414	Starwood Property Trust, Inc., 1 mo. USD Term SOFR + 2.000%[1,7]	(BB, Ba2)	01/02/30	5.965	2,413,714
5,388	Starwood Property Trust, Inc., 1 mo. USD Term SOFR + 1.750%[1,7]	(BB, Ba2)	11/18/27	5.715	5,394,946
					7,808,660
Recreation & Travel (2.2%)
6,658	Arcis Golf LLC, 1 mo. USD Term SOFR + 2.750%[1]	(B+, B2)	11/24/28	6.715	6,687,350
690	EOC Borrower LLC, 1 mo. USD Term SOFR + 3.750%[1]	(B+, B2)	03/24/28	7.715	693,266
10,322	EOC Borrower LLC, 1 mo. USD Term SOFR + 3.000%[1]	(B+, B2)	03/24/32	6.965	10,388,307
6,562	Motion Finco SARL, 3 mo. USD Term SOFR + 3.500%[1]	(B-, B3)	11/12/29	7.502	5,705,092
2,860	OVG Business Services LLC, 1 mo. USD Term SOFR + 3.000%[1]	(B-, B2)	06/25/31	6.965	2,864,640
5,611	SeaWorld Parks & Entertainment, Inc., 1 mo. USD Term SOFR + 2.000%[1]	(BB+, Ba2)	12/04/31	5.965	5,605,385
11,416	Six Flags Entertainment Corp., 1 mo. USD Term SOFR + 2.000%[1]	(BB+, Ba1)	05/01/31	5.965	11,360,995
					43,305,035
Restaurants (2.4%)
4,629	1011778 B.C. Unlimited Liability Co., 1 mo. USD Term SOFR + 1.750%[1]	(BB+, Ba2)	09/20/30	5.715	4,622,084
4,409	Fertitta Entertainment LLC, 1 mo. USD Term SOFR + 3.250%[1]	(B, WR)	01/27/29	7.215	4,410,044
7,033	Flynn Restaurant Group LP, 1 mo. USD Term SOFR + 3.750%[1]	(B, B2)	01/28/32	7.715	7,068,478
12,631	IRB Holding Corp., 1 mo. USD Term SOFR + 2.500%[1]	(B+, B2)	12/15/27	6.465	12,662,782
1,698	K-Mac Holdings Corp., 1 mo. USD Term SOFR + 3.250%[1]	(B-, B3)	07/21/28	7.215	1,711,397
174	Raising Cane's Restaurants LLC[1,3]	(BB-, B1)	09/18/31	0.000	174,266
9,790	Raising Cane's Restaurants LLC[1,3]	(BB-, B1)	10/24/32	0.000	9,787,746
79	Splat Super Holdco LLC[1,3]	(B, B3)	07/02/32	0.000	77,871
421	Splat Super Holdco LLC[1,3]	(B, B3)	07/02/32	0.000	413,691
924	Tacala LLC, 1 mo. USD Term SOFR + 3.000%[1]	(B-, B3)	01/31/31	6.965	928,850
4,753	Whatabrands LLC, 1 mo. USD Term SOFR + 2.500%[1]	(B, B2)	08/03/28	6.465	4,769,298
					46,626,507
Software—Services (15.5%)
669	Amspec Parent LLC, 3 mo. USD Term SOFR + 3.500%[1]	(B, B2)	12/22/31	7.405	674,879
4,343	Amspec Parent LLC, 3 mo. USD Term SOFR + 3.500%[1]	(B, B2)	12/22/31	7.502	4,380,124
14,086	Applied Systems, Inc., 3 mo. USD Term SOFR + 2.250%[1]	(B-, B1)	02/24/31	6.252	14,128,733
6,791	AQ Carver Buyer, Inc., 3 mo. USD Term SOFR + 5.500%[1]	(B, B3)	08/02/29	9.602	6,502,665
3,150	AQA Acquisition Holding, Inc., 3 mo. USD Term SOFR + 4.000%[1]	(B-, B2)	03/03/28	7.840	2,989,442
1,568	Astra Acquisition Corp.[4,5,6]	(D, WR)	02/25/28	0.000	305,744
11,250	Astra Acquisition Corp.[4,5,6]	(D, WR)	10/25/28	0.000	131,789
134	Astra Acquisition Corp.1[1,3,7,10]	(NR, NR)	04/01/26	0.000	133,969
33	Astra Acquisition Corp.2[1,3,7]	(NR, NR)	04/01/26	0.000	33,492
6,991	Avalara, Inc., 3 mo. USD Term SOFR + 2.750%[1]	(B-, B2)	03/26/32	6.735	7,013,799
3,415	Camelot U.S. Acquisition LLC, 1 mo. USD Term SOFR + 2.750%[1]	(BB-, B1)	01/31/31	6.715	3,358,103
8,503	CE Intermediate I LLC, 3 mo. USD Term SOFR + 3.000%[1]	(B-, B3)	03/25/32	7.226	8,514,107
573	Clearwater Analytics LLC, 6 mo. USD Term SOFR + 2.250%[1]	(BB-, B1)	04/21/32	6.461	574,758
8,320	CommScope, Inc., 1 mo. USD Term SOFR + 4.750%[1]	(B-, B3)	12/17/29	8.715	8,406,852
4,843	ConnectWise LLC, 3 mo. USD Term SOFR + 3.500%[1]	(NR, B2)	09/29/28	7.763	4,856,105
8,101	Corel Corp., 3 mo. USD Term SOFR + 5.000%[1,6]	(CCC+, B3)	07/02/26	9.299	7,752,709
7,276	Cornerstone OnDemand, Inc., 1 mo. USD Term SOFR + 3.750%[1]	(B-, B2)	10/16/28	7.829	7,002,669
1,181	Corpay Technologies Operating Co. LLC[1,3]	(BB+, Ba1)	10/01/32	0.000	1,180,650
6,276	Corpay Technologies Operating Co. LLC, 1 mo. USD Term SOFR + 1.750%[1]	(BB+, Ba1)	04/28/28	5.715	6,279,442
6,835	Darktrace PLC, 3 mo. USD Term SOFR + 3.250%[1]	(B-, B2)	10/09/31	7.185	6,858,337

8

Credit Suisse Floating Rate High Income Fund
Schedule of investments

October 31, 2025

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(continued)
Software—Services (concluded)
$1,670	Darktrace PLC, 3 mo. USD Term SOFR + 5.250%[1]	(CCC, Caa2)	10/09/32	9.185	$1,671,252
10,327	Dayforce, Inc., 3 mo. USD Term SOFR + 2.000%[1,7]	(BB-, Ba2)	03/01/31	5.840	10,346,526
2,083	DCert Buyer, Inc., 1 mo. USD Term SOFR + 7.000%[1]	(CCC, Caa2)	02/19/29	10.965	1,885,998
2,849	EAB Global, Inc., 1 mo. USD Term SOFR + 3.000%[1]	(B-, B3)	08/16/30	6.965	2,739,554
10,639	EagleView Technology Corp., 3 mo. USD Term SOFR + 5.500%[1]	(B-, B3)	08/14/28	9.502	10,449,957
322	EP Purchaser LLC, 1 mo. USD Term SOFR + 4.500%[1]	(B+, B3)	11/06/28	8.579	279,031
2,653	Epicor Software Corp.[1,3]	(B-, B2)	05/30/31	0.000	2,661,428
6,842	EverCommerce, Inc., 1 mo. USD Term SOFR + 2.250%[1]	(B+, B1)	07/07/31	6.215	6,830,700
8,215	First Advantage Holdings LLC, 1 mo. USD Term SOFR + 2.750%[1]	(B+, B1)	10/31/31	6.715	8,012,282
1,858	Fleet Midco I Ltd., 6 mo. USD Term SOFR + 2.500%[1,7]	(B+, B2)	02/21/31	6.542	1,864,657
6,062	Go Daddy Operating Co. LLC, 1 mo. USD Term SOFR + 1.750%[1]	(BB, Ba1)	11/09/29	5.715	6,059,188
4,800	IGT Holding IV AB, 3 mo. USD Term SOFR + 3.000%[1,7]	(B, B3)	09/01/31	6.951	4,824,000
1,703	Javelin Buyer, Inc., 3 mo. USD Term SOFR + 5.000%[1,6]	(CCC+, Caa2)	12/06/32	9.199	1,702,173
1,176	Johnstone Supply LLC, 1 mo. USD Term SOFR + 2.500%[1]	(B, B2)	06/09/31	6.502	1,179,383
4,531	KnowBe4, Inc., 3 mo. USD Term SOFR + 3.750%[1]	(B-, B2)	07/23/32	7.590	4,530,779
5,882	Marcel LUX IV SARL, 1 mo. USD Term SOFR + 3.000%[1,7]	(B+, B2)	11/12/30	7.130	5,904,474
8,142	Mitnick Corporate Purchaser, Inc., 3 mo. USD Term SOFR + 4.750%[1]	(B-, B3)	05/02/29	8.690	5,907,248
9,870	OID-OL Intermediate I LLC, 3 mo. USD Term SOFR + 4.250%[1]	(CCC+, Caa1)	02/01/29	8.240	8,414,413
4,112	OID-OL Intermediate I LLC, 3 mo. USD Term SOFR + 6.000%[1]	(B, B1)	02/01/29	9.840	4,253,954
5,779	Perforce Software, Inc., 1 mo. USD Term SOFR + 4.750%[1]	(B-, B2)	07/02/29	8.715	5,178,762
2,000	Polaris Newco LLC[1,3,8]	(CCC+, B3)	06/02/28	0.000	2,133,689
1,732	Polaris Newco LLC, 1 mo. GBP SONIA + 5.250%[1,11]	(CCC+, B3)	06/02/28	9.219	2,080,486
4,997	Polaris Newco LLC, 3 mo. USD Term SOFR + 4.000%[1]	(CCC+, B3)	06/02/28	8.102	4,790,254
2,634	Project Alpha Intermediate Holding, Inc., 3 mo. USD Term SOFR + 3.250%[1]	(B, B2)	10/26/30	7.252	2,637,719
4,067	Project Alpha Intermediate Holding, Inc., 3 mo. USD Term SOFR + 5.000%[1]	(B-, Caa1)	05/09/33	9.002	3,970,615
4,979	Project Ruby Ultimate Parent Corp., 1 mo. USD Term SOFR + 2.750%[1]	(B, B2)	03/10/28	6.829	4,997,373
7,681	Proofpoint, Inc., 1 mo. USD Term SOFR + 3.000%[1]	(B-, B2)	08/31/28	6.965	7,728,279
468	Quartz Acquireco LLC, 3 mo. USD Term SOFR + 2.250%[1]	(B, B1)	06/28/30	6.252	464,904
14,313	RealPage, Inc., 3 mo. USD Term SOFR + 3.000%[1]	(B-, B3)	04/24/28	7.263	14,300,638
5,311	Redstone Holdco 2 LP, 3 mo. USD Term SOFR + 4.750%[1,7]	(CCC-, Caa2)	04/27/28	8.852	2,257,248
1,548	Rinchem Co., Inc., 3 mo. USD Term SOFR + 4.500%[1]	(CCC+, Caa1)	03/02/29	8.602	843,660
5,046	Rithum Holdings, Inc., 3 mo. USD Term SOFR + 4.750%[1]	(B-, B3)	07/21/32	8.752	5,052,867
402	Shermco Intermediate Holdings, Inc.[1,3,7]	(B-, B3)	10/27/32	0.000	402,935
3,862	Shift4 Payments LLC, 3 mo. USD Term SOFR + 2.500%[1]	(BB+, Ba1)	06/30/32	6.502	3,892,486
3,452	SkillSoft Corp., 1 mo. USD Term SOFR + 5.250%[1]	(B-, B2)	07/14/28	9.342	3,024,458
3,131	SS&C Technologies, Inc., 1 mo. USD Term SOFR + 2.000%[1]	(BB+, Ba1)	05/09/31	5.965	3,141,695
2,595	Symplr Software, Inc., 3 mo. USD Term SOFR + 4.500%[1]	(B-, Caa1)	12/22/27	8.440	2,293,057
2,244	Thermostat Purchaser III, Inc., 3 mo. USD Term SOFR + 4.250%[1]	(B-, B2)	08/31/28	8.252	2,248,055
4,682	Thevelia U.S. LLC, 3 mo. USD Term SOFR + 3.000%[1]	(B, B2)	06/18/29	7.002	4,697,205
15,051	UKG, Inc., 3 mo. USD Term SOFR + 2.500%[1]	(B-, B2)	02/10/31	6.338	15,065,852
1,492	VS Buyer LLC, 3 mo. USD Term SOFR + 2.250%[1]	(B+, B2)	04/12/31	6.090	1,480,431
10,489	Wash Multifamily Parent, Inc., 1 mo. USD Term SOFR + 3.250%[1]	(BB-, B2)	09/10/32	7.215	10,555,918
4,122	WEX, Inc., 1 mo. USD Term SOFR + 1.750%[1]	(BB-, Ba2)	03/31/28	5.715	4,115,715
2,466	World Wide Technology Holding Co. LLC, 1 mo. USD Term SOFR + 2.000%[1]	(BB, Ba3)	03/01/30	5.991	2,476,656
7,895	ZoomInfo LLC, 1 mo. USD Term SOFR + 1.750%[1]	(BB+, Ba1)	02/28/30	5.715	7,806,344
8,076	Zuora, Inc., 1 mo. USD Term SOFR + 3.500%[1]	(B, B3)	02/14/32	7.465	7,947,734
					306,180,400
Steel Producers/Products (0.2%)
3,468	Grinding Media, Inc., 3 mo. USD Term SOFR + 3.500%[1,7]	(B-, B3)	10/12/28	7.698	3,480,881
Support—Services (7.3%)
2,350	Allied Universal Holdco LLC[1,3]	(B, B3)	08/20/32	0.000	2,362,310
500	Armorica Lux SARL[1,3,8]	(NR, NR)	07/28/28	0.000	553,006
9

Credit Suisse Floating Rate High Income Fund
Schedule of investments

October 31, 2025

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(continued)
Support—Services (concluded)
$3,129	Armorica Lux SARL, 3 mo. EURIBOR + 4.925%[1,8]	(B-, Caa1)	07/28/28	6.991	$3,460,303
3,055	Belfor Holdings, Inc., 1 mo. USD Term SOFR + 2.750%[1,7]	(B-, B2)	11/01/30	6.715	3,066,305
7,425	Belron Finance 2019 LLC, 3 mo. USD Term SOFR + 2.250%[1]	(BB-, Ba3)	10/16/31	6.492	7,470,805
5,437	Centuri Group, Inc., 1 mo. USD Term SOFR + 2.250%[1]	(B+, Ba3)	07/09/32	6.227	5,468,694
1,438	Construction Partners, Inc., 1 mo. USD Term SOFR + 2.500%[1]	(B+, B1)	11/03/31	6.465	1,442,128
4,690	CoreLogic, Inc., 1 mo. USD Term SOFR + 6.500%[1]	(CCC, Caa2)	06/04/29	10.579	4,705,066
11,496	CoreLogic, Inc., 1 mo. USD Term SOFR + 3.500%[1]	(B-, B2)	06/02/28	7.579	11,513,408
8,479	Form Technologies LLC, 3 mo. USD Term SOFR + 5.750%[1]	(B-, B3)	07/19/30	9.620	7,535,489
10,000	Fugue Finance BV, 3 mo. EURIBOR + 3.250%[1,8]	(B, B2)	01/09/32	5.282	11,625,794
8,484	Gloves Buyer, Inc., 1 mo. USD Term SOFR + 4.000%[1]	(B-, B3)	05/21/32	7.965	8,382,791
2,400	Green Infrastructure Partners, Inc., 3 mo. USD Term SOFR + 2.750%[1]	(B, B2)	09/24/32	6.753	2,406,265
908	Herc Holdings, Inc., 1 mo. USD Term SOFR + 2.000%[1]	(BBB-, Baa3)	06/02/32	6.106	913,859
837	KUEHG Corp., 3 mo. USD Term SOFR + 2.750%[1]	(B+, B1)	06/12/30	6.752	835,146
1,496	LaserShip, Inc., 3 mo. USD Term SOFR + 4.000%[1]	(CCC-, Caa2)	01/02/29	8.002	1,088,391
2,946	LaserShip, Inc., 3 mo. USD Term SOFR + 6.250%[1]	(B, B2)	01/02/29	10.252	2,990,105
9,347	LaserShip, Inc., 3 mo. USD Term SOFR + 1.500%[1]	(CCC, Caa2)	08/10/29	5.763	6,651,728
2,940	LaserShip, Inc., 3 mo. USD Term SOFR + 1.500%[1]	(CCC-, Caa3)	08/10/29	5.502	857,504
2,017	Lernen Bidco Ltd., 3 mo. USD Term SOFR + 3.500%[1]	(B-, B3)	10/27/31	7.860	2,021,241
11,006	Nuvei Technologies Corp., 1 mo. USD Term SOFR + 2.750%[1]	(B+, B1)	11/17/31	6.715	11,030,174
407	PG Investment Co. 59 SARL, 1 mo. USD Term SOFR + 2.750%[1]	(B+, Ba3)	03/26/31	6.715	409,252
7,785	PODS LLC, 1 mo. USD Term SOFR + 3.000%[1]	(B-, B3)	03/31/28	7.079	7,655,666
340	PODS LLC, 1 mo. USD Term SOFR + 4.000%[1,7]	(B-, B3)	03/31/28	8.079	337,436
2,257	Savage Enterprises LLC, 1 mo. USD Term SOFR + 2.500%[1]	(BB-, B1)	08/05/32	6.606	2,264,230
4,404	Speed Midco 3 Sarl, 6 mo. USD Term SOFR + 2.500%[1,7]	(B+, B1)	10/07/32	6.288	4,401,566
14,795	Tempo Acquisition LLC, 1 mo. USD Term SOFR + 1.750%[1]	(BB, Ba3)	08/31/28	5.715	14,434,640
2,194	Trans Union LLC (2024 Term Loan B8), 1 mo. USD Term SOFR + 1.750%[1]	(BBB-, Ba2)	06/24/31	5.715	2,195,221
5,682	Trans Union LLC (2024 Term Loan B9), 1 mo. USD Term SOFR + 1.750%[1]	(BBB-, Ba2)	06/24/31	5.715	5,683,760
2,075	TruGreen LP, 3 mo. USD Term SOFR + 8.500%[1,6]	(CCC, Caa3)	11/02/28	12.602	1,889,557
9,426	Voyager Parent LLC, 3 mo. USD Term SOFR + 4.750%[1]	(B, B1)	07/01/32	8.752	9,438,057
					145,089,897
Tech Hardware & Equipment (1.8%)
2,330	Ahead DB Holdings LLC, 3 mo. USD Term SOFR + 2.750%[1]	(B, B1)	02/03/31	6.752	2,339,801
619	Allegro Microsystems, Inc., 1 mo. USD Term SOFR + 2.000%[1,7]	(BB, Ba3)	10/31/30	5.965	619,427
3,031	Disco Parent, Inc., 3 mo. USD Term SOFR + 3.250%[1,7]	(B-, B3)	08/06/32	7.484	3,050,074
1,796	Everest SubBidCo (USD Term Loan B1), 3 mo. USD Term SOFR + 4.500%[1]	(B-, B3)	12/10/31	8.436	1,796,075
895	Everest SubBidCo (USD Term Loan B2), 3 mo. USD Term SOFR + 4.500%[1,2]	(B-, B3)	12/10/31	8.436	894,674
8,083	Gryphon Debt Merger Sub, Inc., 6 mo. USD Term SOFR + 3.000%[1]	(B+, B1)	09/13/32	6.848	8,130,827
9,159	Sandisk Corp., 3 mo. USD Term SOFR + 3.000%[1]	(BB, Ba3)	02/20/32	6.857	9,187,919
836	Spectris PLC[1,3,4,7]	(B, B2)	09/30/32	0.000	838,673
3,920	Ultra Clean Holdings, Inc., 1 mo. USD Term SOFR + 2.750%[1]	(B+, B1)	02/25/28	6.715	3,945,430
3,083	Vertiv Group Corp., 1 mo. USD Term SOFR + 1.750%[1]	(BB+, Ba1)	08/12/32	5.879	3,092,234
1,754	Viavi Solutions, Inc., 3 mo. USD Term SOFR + 2.500%[1]	(BB, Ba1)	10/16/32	6.394	1,758,749
					35,653,883
Telecom—Wireless (0.6%)
4,627	Eagle Broadband Investments LLC, 3 mo. USD Term SOFR + 3.000%[1]	(B+, B2)	11/12/27	7.263	4,570,911
5,033	SBA Senior Finance II LLC, 1 mo. USD Term SOFR + 1.750%[1]	(BBB-, Ba2)	01/25/31	5.720	5,049,608
607	Xplornet Communications, Inc., 1 mo. USD Term SOFR + 5.000%, 3.500% PIK[1,9]	(B, B1)	10/24/29	12.579	573,918
1,782	Xplornet Communications, Inc., 1 mo. USD Term SOFR + 1.500%[1,6]	(CCC+, Caa1)	10/24/31	5.579	1,233,025
					11,427,462

10

Credit Suisse Floating Rate High Income Fund
Schedule of investments

October 31, 2025

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(concluded)
Telecom—Wireline Integrated & Services (1.5%)
$4,660	Altice Financing SA, 3 mo. USD Term SOFR + 5.000%[1]	(CCC+, Caa2)	10/31/27	8.905	$3,702,987
147	Altice France SA, 3 mo. USD Term SOFR + 5.375%[1,7]	(CCC+, Caa1)	05/14/29	9.360	145,518
9,471	Altice France SA, 3 mo. USD Term SOFR + 6.875%[1]	(CCC+, Caa1)	05/31/31	10.860	9,462,586
7,548	Patagonia Holdco LLC, 3 mo. USD Term SOFR + 5.750%[1]	(NR, B3)	08/01/29	9.984	5,838,033
9,024	Virgin Media Bristol LLC, 1 mo. USD Term SOFR + 3.250%[1]	(B+, Ba3)	01/31/29	7.397	9,019,948
347	Virgin Media Bristol LLC, 1 mo. USD Term SOFR + 2.500%[1]	(B+, Ba3)	01/31/28	6.647	346,936
913	Zacapa SARL, 3 mo. USD Term SOFR + 3.750%[1]	(B, B2)	03/22/29	7.752	917,008
					29,433,016
Theaters & Entertainment (1.2%)
4,142	Herschend Entertainment Co. LLC, 1 mo. USD Term SOFR + 3.250%[1]	(B+, Ba3)	05/27/32	7.215	4,167,672
3,067	Live Nation Entertainment, Inc., 1 mo. USD Term SOFR + 2.000%[1,7]	(BB, Ba1)	10/21/32	6.024	3,071,310
15,676	TKO Worldwide Holdings LLC, 3 mo. USD Term SOFR + 2.000%[1]	(BB, Ba2)	11/21/31	6.038	15,729,134
					22,968,116
Transport Infrastructure/Services (0.0%)
822	NA Rail HoldCo. LLC, 3 mo. USD Term SOFR + 3.000%[1]	(B, B2)	03/08/32	7.123	826,685
	Total bank loans (Cost $1,782,787,895)				1,705,138,959
Corporate bonds (4.6%)
Brokerage (0.1%)
1,528	StoneX Group, Inc., Rule 144A, Secured Notes (Callable 03/01/27 @ 103.94)[12]	(BB-, Ba3)	03/01/31	7.875	1,620,323
Building Materials (0.2%)
3,258	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/13/25 @ 101.46)[12]	(B+, Ba3)	04/15/29	4.375	3,182,271
Cable & Satellite TV (0.2%)
454	Altice France SA, Rule 144A, Senior Secured Notes (Callable 10/01/26 @ 101.00)[12]	(CCC+, Caa1)	03/15/32	6.500	435,492
2,907	Altice France SA, Rule 144A, Senior Secured Notes (Callable 10/15/26 @ 100.00)[12]	(CCC+, Caa1)	07/15/32	6.875	2,792,631
					3,228,123
Chemicals (0.5%)
4,000	Herens Holdco SARL, Rule 144A, Senior Secured Notes (Callable 12/28/25 @ 101.88)[12]	(B-, B2)	05/15/28	4.750	3,380,444
1,978	Tronox, Inc., Rule 144A, Senior Secured Notes (Callable 09/30/27 @ 104.56)[12,13]	(BB-, B1)	09/30/30	9.125	1,806,660
8,000	Vibrantz Technologies, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/28/25 @ 104.50)[12,13]	(CCC, Caa3)	02/15/30	9.000	4,281,755
					9,468,859
Diversified Capital Goods (0.0%)
895	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13)[12,13]	(BB+, Ba2)	06/01/31	4.250	846,642
Electronics (0.0%)
793	Synaptics, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/08/25 @ 101.00)[12,13]	(BB-, Ba3)	06/15/29	4.000	762,041
Insurance Brokerage (0.4%)
1,200	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 12/28/25 @ 103.38)[12]	(B, B2)	04/15/28	6.750	1,222,614
6,050	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/26 @ 104.25)[12]	(B-, B2)	03/15/30	8.500	6,358,750

11

Credit Suisse Floating Rate High Income Fund
Schedule of investments

October 31, 2025

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Corporate bonds—(continued)
Insurance Brokerage (concluded)
$897	Panther Escrow Issuer LLC, Rule 144A, Senior Secured Notes (Callable 06/01/27 @ 103.56)[12]	(B, B2)	06/01/31	7.125	$927,794
					8,509,158
Investments & Misc. Financial Services (1.1%)
12,967	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/28/25 @ 102.13)[12]	(CCC+, Caa1)	11/15/29	8.500	12,999,871
755	Focus Financial Partners LLC, Rule 144A, Senior Secured Notes (Callable 09/15/27 @ 103.38)[12]	(B, B2)	09/15/31	6.750	778,533
6,079	Stonex Escrow Issuer LLC, Rule 144A, Secured Notes (Callable 07/15/28 @ 103.44)[12]	(BB-, Ba3)	07/15/32	6.875	6,299,060
2,000	VFH Parent LLC/Valor Co-Issuer, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/27 @ 103.75)[12]	(B+, B1)	06/15/31	7.500	2,094,772
					22,172,236
Machinery (0.1%)
1,754	Griffon Corp., Global Company Guaranteed Notes (Callable 12/28/25 @ 100.96)	(B+, B1)	03/01/28	5.750	1,755,100
Media—Diversified (0.0%)
395	Tech 7 SAS Super Senior[4,5,7,8,10]	(NR, NR)	03/31/26	0.000	45
659	Tech 7 SAS Super Senior[4,5,7,8,10]	(NR, NR)	03/31/26	0.000	76
198	Tech 7 SAS Technicolor Creative Studios Super Senior[4,5,7,8,10]	(NR, NR)	04/01/26	0.000	23
198	Technicolor Creative Studios SA4,7,8,10	(NR, NR)	04/01/26	0.000	23
					167
Metals & Mining—Excluding Steel (0.0%)
975	ERO Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 12/28/25 @ 103.25)[12,13]	(B+, B1)	02/15/30	6.500	970,876
Packaging (0.0%)
503	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 12/28/25 @ 101.03)[12,13]	(BB-, Ba3)	04/15/29	4.125	486,687
Real Estate Investment Trusts (0.1%)
1,875	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/29 @ 100.00)[12]	(BB-, Ba3)	04/15/30	6.000	1,918,515
Recreation & Travel (0.4%)
552	SeaWorld Parks & Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/08/25 @ 101.31)[12,13]	(B+, B2)	08/15/29	5.250	541,730
6,757	Speedway Motorsports LLC/Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/28/25 @ 100.00)[12]	(BB+, B1)	11/01/27	4.875	6,705,762
					7,247,492
Software—Services (0.8%)
5,000	CA Magnum Holdings, Rule 144A, Senior Secured Notes (Callable 11/30/25 @ 100.00)[12]	(NR, B1)	10/31/26	5.375	4,979,199
856	CommScope LLC, Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 103.00)[12,13]	(B-, B3)	12/15/31	9.500	871,866
817	UKG, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/27 @ 103.44)[12]	(B-, B2)	02/01/31	6.875	841,606
7,212	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 12/28/25 @ 100.00)[12]	(B-, Caa1)	12/15/28	7.125	6,935,507
2,603	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 12/08/25 @ 100.97)[12]	(B+, B1)	02/01/29	3.875	2,457,945
					16,086,123

12

Credit Suisse Floating Rate High Income Fund
Schedule of investments

October 31, 2025

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Corporate bonds—(concluded)
Specialty Retail (0.1%)
$3,885	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes, 7.500% Cash, 7.500% PIK[6,9,12]	(NR, Ca)	12/30/25	7.500	$2,408,971
106	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes, 7.500% Cash, 7.500% PIK[7,9,10,12]	(NR, Ca)	12/30/25	7.500	65,914
137	Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC[5,7,10]	(NR, NR)	12/31/25	0.000	85,302
					2,560,187
Support—Services (0.3%)
1,471	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, Rule 144A, Senior Secured Notes (Callable 12/28/25 @ 100.91)[8,12]	(B, B3)	06/01/28	3.625	1,682,600
3,541	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 12/28/25 @ 101.13)[12]	(B-, B2)	05/01/28	4.500	3,422,569
					5,105,169
Telecom—Wireless (0.1%)
2,000	Eolo SpA, Rule 144A, Senior Secured Notes (Callable 12/28/25 @ 101.22)[8,12]	(B-, Caa1)	10/21/28	4.875	2,115,205
Telecom—Wireline Integrated & Services (0.2%)
1,464	Level 3 Financing, Inc., Rule 144A, Secured Notes (Callable 03/22/26 @ 102.13)[12]	(B-, B3)	04/01/30	4.500	1,359,690
2,600	Level 3 Financing, Inc., Rule 144A, Secured Notes (Callable 12/08/25 @ 101.81)[12]	(B-, B3)	10/15/30	3.875	2,342,437
					3,702,127
	Total corporate bonds (Cost $95,298,115)				91,737,301
Asset backed securities (2.8%)
Collateralized Debt Obligations (2.8%)
2,000	Allegro CLO XIV Ltd., 2021-2A, Rule 144A, 3 mo. USD Term SOFR + 1.340%[1,12]	(NR, Aaa)	10/15/37	5.245	2,006,147
3,000	Anchorage Capital CLO 15 Ltd., 2020-15A, Rule 144A, 3 mo. USD Term SOFR + 1.410%[1,12]	(NR, Aaa)	07/20/38	5.621	3,010,128
3,500	Anchorage Capital CLO 16 Ltd., 2020-16A, Rule 144A, 3 mo. USD Term SOFR + 2.900%[1,12]	(NR, NR)	01/19/38	6.784	3,526,545
2,100	BlueMountain CLO Ltd., 2015-3A, Rule 144A, 3 mo. USD Term SOFR + 5.662%[1,12]	(B, NR)	04/20/31	9.546	1,917,046
2,625	CIFC Funding Ltd., 2014-1A, Rule 144A, 3 mo. USD Term SOFR + 6.112%[1,12]	(B+, NR)	01/18/31	9.996	2,628,263
4,000	Crown Point CLO IV Ltd., 2018-4A, Rule 144A, 3 mo. USD Term SOFR + 3.012%[1,12]	(NR, A3)	04/20/31	6.896	4,009,850
1,750	Dryden 86 CLO Ltd., 2020-86A, Rule 144A, 3 mo. USD Term SOFR + 3.462%[1,12]	(BBB-, NR)	07/17/34	7.343	1,749,939
3,500	Greywolf CLO II Ltd., 2013-1A, Rule 144A, 3 mo. USD Term SOFR + 4.460%[1,12]	(BBB-, NR)	04/15/34	8.365	3,505,558
2,000	Greywolf CLO III Ltd., 2020-3RA, Rule 144A, 3 mo. USD Term SOFR + 7.182%[1,12]	(BB-, NR)	04/22/33	11.039	1,975,460
3,390	Greywolf CLO IV Ltd., 2019-1A, Rule 144A, 3 mo. USD Term SOFR + 3.500%[1,12]	(BBB-, NR)	04/17/34	7.382	3,321,561
3,950	Greywolf CLO V Ltd., 2015-1A, Rule 144A, 3 mo. USD Term SOFR + 3.262%[1,12]	(BBB+, NR)	01/27/31	7.120	3,960,014
2,500	KKR CLO 14 Ltd., Rule 144A, 3 mo. USD Term SOFR + 6.412%[1,12]	(NR, B1)	07/15/31	10.316	2,483,370
2,900	KKR CLO 37 Ltd., Rule 144A, 3 mo. USD Term SOFR + 1.170%[1,12]	(NR, Aaa)	04/20/38	5.054	2,902,342
5,275	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, 3 mo. USD Term SOFR + 6.012%[1,12]	(NR, Ba1)	01/22/35	9.869	5,299,768
2,250	Octagon Investment Partners 26 Ltd., 2016-1A, Rule 144A, 3 mo. USD Term SOFR + 3.112%[1,12]	(BBB, NR)	07/15/30	7.016	2,260,935
4,000	TPG CLO Ltd., 2025-1A, Rule 144A, 3 mo. USD Term SOFR + 1.370%[1,12]	(NR, Aaa)	07/15/37	5.518	4,010,858
3,278	Venture XXIII CLO Ltd., 2016-23A, Rule 144A, 3 mo. USD Term SOFR + 5.332%[1,12]	(NR, Ba1)	07/19/34	9.216	3,098,227
3,000	Voya CLO Ltd., 2014-4A, Rule 144A, 3 mo. USD Term SOFR + 3.612%[1,12]	(BBB-, NR)	07/14/31	7.523	3,039,065
	Total asset backed securities (Cost $54,818,391)				54,705,076

13

Credit Suisse Floating Rate High Income Fund
Schedule of investments

October 31, 2025

Shares		Value
Common stocks (1.1%)
Auto Parts & Equipment (0.1%)
311	Jason, Inc.[5]	$1,710,940
Chemicals (0.3%)
529,264	Proppants Holdings LLC[6,7,10]	10,585
191,054	Utex Industries[5]	5,922,674
		5,933,259
Energy—Exploration & Production (0.0%)
926,254	PES Energy, Class A5,6,7,10	9,262
Hotels (0.1%)
41,091	Aimbridge Acquisition Co., Inc.[5]	2,763,370
Investments & Misc. Financial Services (0.3%)
6,555	Altisource Portfolio Solutions SA5	59,323
239,704	Altisource Portfolio Solutions SA5	2,169,321
688,484	Ocelot Acquisition LLC[5]	2,667,874
68,579	Resolute Topco, Inc.[5]	171,448
		5,067,966
Machinery (0.0%)
6,310,057	Alloy Topco Ltd.[5,7,10,11]	0
Packaging (0.0%)
2,646,421	Campfire Topco Ltd.[5,7,8,10]	0
Personal & Household Products (0.1%)
196,189	Dream Well, Inc.[5]	1,589,131
780,993,504	Keter Group BV5,7,8,10	0
196,189	Serta Simmons Bedding Equipment Co.[5,7,10]	0
		1,589,131
Pharmaceuticals (0.0%)
156,133	Akorn, Inc.[5]	4,684
Private Placement (0.0%)
999,012,630	Technicolor Creative Studios SA5,7,10,14	0
Recreation & Travel (0.1%)
113,516	Cineworld Group PLC[5]	2,389,966
Software—Services (0.0%)
3,935	Skillsoft Corp.[5]	51,667
Telecom—Wireless (0.0%)
100,438	Stonepeak Falcon Holidngs LP5	309,650
7,290	Xplore, Inc.[5,7,10]	0
		309,650
Telecom—Wireline Integrated & Services (0.1%)
76,309	Luxco Co. Ltd.[5,8]	1,265,121
	Total common stocks (Cost $47,785,480)	21,095,016

14

Credit Suisse Floating Rate High Income Fund
Schedule of investments

October 31, 2025

Shares		Value
Warrants (0.0%)
Chemicals (0.0%)
132,316	Project Investor Holdings LLC, expires 02/08/2026[5,6,7,10]	$0
Investments & Misc. Financial Services (0.0%)
52,650	Altisource Solutions SARL[5]	23,692
52,650	Altisource Solutions SARL[5]	19,149
		42,841
	Total warrants (Cost $69,857)	42,841
Short-term investments (7.4%)
136,476,027	State Street Institutional U.S. Government Money Market Fund—Premier Class, 3.94%	136,476,027
10,005,652	State Street Navigator Securities Lending Government Money Market Portfolio, 4.04%[15]	10,005,652
	Total short-term investments (Cost $146,481,679)	146,481,679
	Total investments at value (102.3%) (Cost $2,127,241,417)	2,019,200,872
	Liabilities in Excess of other Assets (-2.3%)	(45,320,378)
	Net assets (100.0%)	$1,973,880,494

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

1  Variable rate obligation—The interest rate shown is the rate in effect as of October 31, 2025. The rate may be subject to a cap and floor.

2  All or a portion is an unfunded loan commitment (See note 2-I).

3  Position is unsettled. Contract rate was not determined at October 31, 2025 and does not take effect until settlement.

4  Bond is currently in default.

5  Non-income producing security.

6  Illiquid security.

7  Security is valued using significant unobservable inputs.

8  This security is denominated in Euro.

9  PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

10  Not readily marketable security; security is valued at fair value as determined in good faith by UBS Asset Management (Americas) LLC as the Fund's valuation designee under the oversight of the Board of Trustees (See Note 2-A).

11  This security is denominated in British Pound.

12  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, these securities amounted to a value of $144,601,808 or 7.3% of net assets.

13  Security or portion thereof is out on loan (See Note 2-J).

14  Security is held through holdings of 100 shares of the CIG Special Purpose SPC—Credit Suisse Floating Rate High Income Fund Segregated Portfolio, an affiliated entity.

15  Represents security purchased with cash collateral received for securities on loan.

Investment abbreviations

1 mo. = 1 month

1 yr. = 1 year

3 mo. = 3 month

6 mo. = 6 month

EURIBOR = Euro Interbank Offered Rate

NR = Not Rated

SARL = société à responsabilité limitée

SOFR = Secured Overnight Financing Rate

SONIA = Sterling Overnight Interbank Average Rate

WR = Withdrawn Rating

15

Credit Suisse Floating Rate High Income Fund
Schedule of investments

October 31, 2025

Forward foreign currency contracts

Forward currency to be purchased		Forward currency to be sold		Settlement date	Counterparty	Value on settlement date	Current value/notional	Unrealized appreciation
CAD	13,660	USD	9,874	10/07/26	Deutsche Bank AG	$9,874	$9,890	$16
USD	234,879	CAD	323,310	10/07/26	Deutsche Bank AG	(234,879)	(234,081)	798
USD	54,073,442	EUR	45,158,118	09/24/26	Deutsche Bank AG	(54,073,442)	(52,946,720)	1,126,722
USD	16,391,718	EUR	13,721,953	10/07/26	Deutsche Bank AG	(16,391,718)	(16,097,099)	294,619
USD	15,938,913	GBP	11,867,708	10/07/26	Morgan Stanley	(15,938,913)	(15,588,844)	350,069
Total unrealized appreciation								$1,772,224
Forward currency to be purchased		Forward currency to be sold		Settlement date	Counterparty	Value on settlement date	Current value/notional	Unrealized depreciation
USD	580,848	GBP	442,246	10/07/26	Deutsche Bank AG	$(580,848)	$(580,912)	$(64)
Total unrealized depreciation								$(64)
Total net unrealized appreciation/(depreciation)								$1,772,160

Currency abbreviations:

CAD = Canadian Dollar

EUR = Euro

GBP = British Pound

USD = United States Dollar

See accompanying notes to financial statements.
16

Credit Suisse Floating Rate High Income Fund

Statement of assets and liabilities
October 31, 2025

Assets:
Investments at value, including collateral for securities on loan of $10,005,652 (Cost $2,127,241,417) (Note 2)	$2,019,200,872[1]
Foreign currency at value (Cost $5,532,596)	5,474,549
Receivable for investments sold	41,698,851
Interest receivable	14,351,333
Receivable for Fund shares sold	7,953,014
Unrealized appreciation on forward foreign currency contracts (Note 2)	1,772,224
Prepaid expenses and other assets	98,850
Total assets	2,090,549,693
Liabilities:
Investment advisory fee payable (Note 3)	771,737
Administrative services fee payable (Note 3)	113,842
Shareholder servicing/Distribution fee payable (Note 3)	66,219
Due to brokers for forward contracts	749,695
Payable for investments purchased	94,638,706
Payable upon return of securities loaned (Note 2)	10,005,652
Payable for Fund shares redeemed	3,781,802
Dividend payable	1,897,625
Unfunded loan commitments (Note 2)	1,281,188
Due to custodian	298,272
Trustees' fee payable	51,119
Unrealized depreciation on forward foreign currency contracts (Note 2)	64
Accrued expenses	3,013,278
Total liabilities	116,669,199
Net assets:
Capital stock, $.001 par value (Note 6)	319,864
Paid-in capital (Note 6)	2,356,720,627
Total distributable earnings (loss)	(383,159,997)
Net assets	$1,973,880,494
I Shares
Net assets	$1,810,283,866
Shares outstanding	293,506,006
Net asset value, offering price and redemption price per share	$6.17
A Shares
Net assets	$113,751,216
Shares outstanding	18,344,474
Net asset value and redemption price per share	$6.20
Maximum offering price per share (net asset value/(1-4.75%))	$6.51
C Shares
Net assets	$49,845,412
Shares outstanding	8,013,522
Net asset value and offering price per share	$6.22

1  Includes $9,715,162 of securities on loan.

See accompanying notes to financial statements.
17

Credit Suisse Floating Rate High Income Fund

Statement of operations
For the year ended October 31, 2025

Investment income:
Interest	$157,407,331
Dividends	838,439
Securities lending (net of rebates)	36,542
Total investment income	158,282,312
Expenses:
Investment advisory fees	11,579,795
Administrative services fees (Note 3)	318,437
Shareholder servicing/Distribution fees (Note 3)
Class A	303,469
Class C	504,796
Transfer agent fees	2,072,433
Custodian fees	456,462
Commitment fees (Note 4)	390,167
Legal fees	327,158
Trustees' fees	191,107
Registration fees	128,525
Printing fees	89,448
Audit and tax fees	59,950
Insurance expense	54,773
Miscellaneous expense	27,303
Total expenses	16,503,823
Less: fees waived and expenses reimbursed (Note 3)	(2,194,104)
Net expenses	14,309,719
Net investment income	143,972,593
Net realized and unrealized gain (loss) from investments, foreign currency and forward foreign currency contracts:
Net realized loss from investments	(22,235,888)
Net realized loss from foreign currency transactions	(331,380)
Net realized loss from forward foreign currency contracts	(2,878,424)
Net change in unrealized appreciation (depreciation) from investments	(19,152,667)
Net change in unrealized appreciation (depreciation) from foreign currency translations	40,647
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	21,838
Net realized and unrealized loss from investments, foreign currency transactions and forward foreign currency contracts	(44,535,874)
Net increase in net assets resulting from operations	$99,436,719

See accompanying notes to financial statements.

18

Credit Suisse Floating Rate High Income Fund

Statements of changes in net assets

	For the year ended October 31, 2025	For the year ended October 31, 2024
From operations:
Net investment income	$143,972,593	$182,652,772
Net realized loss from investments, foreign currency transactions and forward foreign currency contracts	(25,445,692)	(33,308,849)
Net change in unrealized appreciation (depreciation) from investments, foreign currency translations and forward foreign currency contracts	(19,090,182)	35,105,866
Net increase in net assets resulting from operations	99,436,719	184,449,789
From distributions:
From distributable earnings
Class I	(133,221,287)	(164,779,201)
Class A	(8,910,913)	(10,989,652)
Class C	(3,322,520)	(3,611,899)
Return of capital
Class I	—	(2,828,102)
Class A	—	(188,615)
Class C	—	(61,991)
Net decrease in net assets resulting from distributions	(145,454,720)	(182,459,460)
From capital share transactions (Note 6):
Proceeds from sale of shares	786,464,831	694,282,060
Reinvestment of distributions	120,262,067	147,879,797
Net asset value of shares redeemed	(858,300,668)	(850,682,398)
Net increase (decrease) in net assets from capital share transactions	48,426,230	(8,520,541)
Net increase (decrease) in net assets	2,408,229	(6,530,212)
Net assets:
Beginning of year	1,971,472,265	1,978,002,477
End of year	$1,973,880,494	$1,971,472,265

See accompanying notes to financial statements.

19

Credit Suisse Floating Rate High Income Fund

Financial highlights

(For a Class I share of the Fund outstanding throughout each year)

	For the year ended October 31,
	2025	2024	2023	2022	2021
Per share data:
Net asset value, beginning of year	$6.31	$6.30	$6.17[1]	$6.62	$6.31
Investment operations:
Net investment income[2]	0.47	0.58	0.55	0.29	0.24
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	(0.14)	0.01	0.14	(0.45)	0.31
Total from investment operations	0.33	0.59	0.69	(0.16)	0.55
Dividends from net investment income	(0.47)	(0.57)	(0.56)	(0.29)	(0.24)
Return of capital	—	(0.01)	(0.00)[3]	—	—
Total dividends and distributions	(0.47)	(0.58)	(0.56)	(0.29)	(0.24)
Net asset value, end of year	$6.17	$6.31	$6.30	$6.17[1]	$6.62
Total return[4]	5.48%	9.70%	11.54%	(2.42)%	8.86%
Ratios and supplemental data:
Net assets, end of year (000s omitted)	$1,810,284	$1,789,047	$1,816,028	$2,376,866	$2,770,167
Ratio of net expenses to average net assets	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets	7.51%	9.13%	8.79%	4.54%	3.62%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.11%	0.11%	0.11%	0.09%	0.07%
Portfolio turnover rate[5]	51%	50%	35%	47%	54%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and include change in share price, reinvestment of all distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

5  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See accompanying notes to financial statements.

20

Credit Suisse Floating Rate High Income Fund

Financial highlights

(For a Class A share of the Fund outstanding throughout each year)

	For the year ended October 31,
	2025	2024	2023	2022	2021
Per share data:
Net asset value, beginning of year	$6.34	$6.33	$6.21	$6.65	$6.34
Investment operations:
Net investment income[1]	0.46	0.57	0.54	0.28	0.23
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	(0.14)	0.01	0.12	(0.44)	0.31
Total from investment operations	0.32	0.58	0.66	(0.16)	0.54
Dividends from net investment income	(0.46)	(0.56)	(0.54)	(0.28)	(0.23)
Return of capital	—	(0.01)	(0.00)[2]	—	—
Total dividends and distributions	(0.46)	(0.57)	(0.54)	(0.28)	(0.23)
Net asset value, end of year	$6.20	$6.34	$6.33	$6.21	$6.65
Total return[3]	5.21%	9.43%	11.07%	(2.48)%	8.57%
Ratios and supplemental data:
Net assets, end of year (000s omitted)	$113,751	$134,432	$116,439	$116,540	$144,713
Ratio of net expenses to average net assets	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets	7.26%	8.87%	8.59%	4.25%	3.41%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.11%	0.11%	0.11%	0.09%	0.07%
Portfolio turnover rate[4]	51%	50%	35%	47%	54%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and include change in share price, reinvestment of all distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

4  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See accompanying notes to financial statements.

21

Credit Suisse Floating Rate High Income Fund

Financial highlights

(For a Class C share of the Fund outstanding throughout each year)

	For the year ended October 31,
	2025	2024	2023	2022	2021
Per share data:
Net asset value, beginning of year	$6.36	$6.35	$6.22[1]	$6.68	$6.36
Investment operations:
Net investment income[2]	0.41	0.52	0.50	0.23	0.18
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	(0.13)	0.01	0.13	(0.46)	0.32
Total from investment operations	0.28	0.53	0.63	(0.23)	0.50
Dividends from net investment income	(0.42)	(0.51)	(0.50)	(0.23)	(0.18)
Return of capital	—	(0.01)	(0.00)[3]	—	—
Total dividends and distributions	(0.42)	(0.52)	(0.50)	(0.23)	(0.18)
Net asset value, end of year	$6.22	$6.36	$6.35	$6.22[1]	$6.68
Total return[4]	4.44%	8.61%	10.42%	(3.48)%	7.90%
Ratios and supplemental data:
Net assets, end of year (000s omitted)	$49,845	$47,994	$45,535	$52,725	$60,182
Ratio of net expenses to average net assets	1.70%	1.70%	1.70%	1.70%	1.70%
Ratio of net investment income to average net assets	6.50%	8.13%	7.82%	3.54%	2.66%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.11%	0.11%	0.11%	0.09%	0.07%
Portfolio turnover rate[5]	51%	50%	35%	47%	54%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and include change in share price, reinvestment of all distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

5  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See accompanying notes to financial statements.

22

Credit Suisse Floating Rate High Income Fund

Notes to financial statements

October 31, 2025

Note 1. Organization

Credit Suisse Floating Rate High Income Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to provide a high level of current income and, secondarily, capital appreciation. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

UBS Asset Management (Americas) LLC ("UBS AM (Americas)" or the "Adviser"), the investment adviser to the Fund, is registered as an investment adviser with the Securities and Exchange Commission ("SEC") and as a Commodity Pool Operator with the Commodity Futures Trading Commission. UBS Asset Management (US) Inc. ("UBS AM (US)") serves as the principal underwriter for the Fund. UBS AM (Americas) and UBS AM (US) are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a contingent deferred sales charge ("CDSC") of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge. Effective June 30, 2021, Class C shares, upon the eight year anniversary of purchase, will convert to Class A shares.

In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting ("Topic 280")—Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker ("CODM") to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund's portfolio management team acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is predetermined in accordance with the Fund's single investment objective which is executed by the Fund's portfolio managers as a team. The financial information in the form of the Fund's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which are used by the CODM to assess the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as "total assets" and significant segment expenses are listed on the accompanying statement of operations.

Note 2. Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in FASB Accounting Standards Codification ("ASC") Topic 946—Financial Services—Investment Companies.

A) SECURITY VALUATION—The Board of Trustees (the "Board") of the Trust is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to the Adviser, who has established

23

Credit Suisse Floating Rate High Income Fund

Notes to financial statements

October 31, 2025

a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value ("NAV") of the Fund is determined daily as of the close of regular trading (normally 4:00 p.m. Eastern Time) on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the NAV as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board's valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser's procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its NAV, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

24

Credit Suisse Floating Rate High Income Fund

Notes to financial statements

October 31, 2025

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2025 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Bank Loans	$—	$1,606,406,887	$98,732,072	$1,705,138,959
Corporate Bonds	—	91,585,918	151,383	91,737,301
Asset Backed Securities	—	54,705,076	—	54,705,076
Common Stocks	2,280,311	18,794,858	19,847[1]	21,095,016
Warrants	42,841	—	0[1]	42,841
Short-term Investments	146,481,679	—	—	146,481,679
	$148,804,831	$1,771,492,739	$98,903,302	$2,019,200,872
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$1,772,224	$—	$1,772,224
Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$64	$—	$64

1  Includes a zero valued security.

*  Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of October 31, 2025 for which significant unobservable inputs were used in determining fair value.

	Bank Loans	Corporate Bonds	Common Stocks	Warrants	Total
Balance as of October 31, 2024	$144,326,479	$2,063,505	$414,844	$63,239	$146,868,067
Accrued discounts (premiums)	286,569	—	—	—	286,569
Purchases	90,543,702	—	—	—	90,543,702
Sales	(122,286,801)	(353,061)	(15,041)	(41,962)	(122,696,865)
Realized gain (loss)	(1,909,964)	—	—	41,962	(1,868,002)
Change in unrealized appreciation (depreciation)	6,427,087	(1,559,061)	(70,306)	(63,239)	4,734,481
Transfers into Level 3	13,159,847	—	—	—	13,159,847
Transfers out of Level 3	(31,814,847)	—	(309,650)	—	(32,124,497)
Balance as of October 31, 2025	$98,732,072	$151,383	$19,847	$0	$98,903,302
Net change in unrealized appreciation (depreciation) from investments still held as of October 31, 2025	$(2,986,169)	$(1,558,352)	$—	$—	$(4,544,521)

	Quantitative disclosure about significant unobservable inputs
Asset class	Fair value at October 31, 2025	Valuation technique	Unobservable input	Price range (Weighted average)*
Bank Loans	$133,969	Cost	N/A	$1.00	(1.00)
	0	Income Approach	Expected Remaining Distribution	0.00 (N/A)
	98,598,103	Vendor pricing	Single Broker Quote	0.19 – 1.04	(0.96)
Corporate Bonds	151,383	Income Approach	Expected Remaining Distribution	0.00 – 0.62	(0.62)
Common Stocks	19,847	Income Approach	Expected Remaining Distribution	0.00 – 0.02	(0.02)
Warrants	0	Income Approach	Expected Remaining Distribution	0.00 (N/A)

*  Weighted by relative fair value

25

Credit Suisse Floating Rate High Income Fund

Notes to financial statements

October 31, 2025

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that UBS AM (Americas) considers may include (i) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (ii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iii) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (iv) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

For the year ended October 31, 2025, $13,159,847 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $32,124,497 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES—The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows.

The following table presents the fair value and the location of derivatives within the Statement of Assets and Liabilities at October 31, 2025 and the effect of these derivatives on the Statement of Operations for the year ended October 31, 2025.

Primary underlying risk	Derivative assets	Derivative liabilities	Realized gain (loss)	Net change in unrealized appreciation (depreciation)
Foreign currency exchange risk	$1,772,224	$64	$(2,878,424)	$21,838

For the year ended October 31, 2025, the Fund held an average monthly value on a net basis of $104,643,908 in forward foreign currency contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including total return, credit default and interest rate swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

26

Credit Suisse Floating Rate High Income Fund

Notes to financial statements

October 31, 2025

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at October 31, 2025:

Counterparty	Gross amount of derivative assets presented in the statement of assets and liabilities[a]	Financial instruments and derivatives available for offset	Non-cash collateral received	Cash collateral received	Net amount of derivative assets
Deutsche Bank AG	$1,422,155	$(64)	$—	$—	$1,422,091
Morgan Stanley	350,069	—	—	—	350,069
	$1,772,224	$(64)	$—	$—	$1,772,160

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at October 31, 2025:

Counterparty	Gross amount of derivative liabilities presented in the statement of assets and liabilities[a]	Financial instruments and derivatives available for offset	Non-cash collateral pledged	Cash collateral pledged	Net amount of derivative liabilities
Deutsche Bank AG	$64	$(64)	$—	$—	$—
	$64	$(64)	$—	$—	$—

a  Forward foreign currency contracts are included.

C) FOREIGN CURRENCY TRANSACTIONS—The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated into U.S. dollar amounts on the date of those transactions.

Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments, at the end of the period, resulting from changes in exchange rates.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE—Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative NAV of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS—Dividends from net investment income, if any, are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such

27

Credit Suisse Floating Rate High Income Fund

Notes to financial statements

October 31, 2025

gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL AND OTHER TAXES—No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for each of the tax years in the four year period ended October 31, 2025, for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G) CASH—The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

H) FORWARD FOREIGN CURRENCY CONTRACTS—A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund's open forward currency contracts at October 31, 2025 are disclosed in the Schedule of Investments. At October 31, 2025, the amount of restricted cash due to broker related to open forward foreign currency contracts was $749,695.

I) UNFUNDED LOAN COMMITMENTS—The Fund enters into certain agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded and unfunded portions of credit agreements are presented in the Schedule of Investments. As of October 31, 2025, unfunded commitments were as follows:

Borrower	Maturity	Rate	Unfunded commitment
Air Comm Corp. LLC	12/31/31	1.000%	$519,231
Clydesdale Acquisition Holdings, Inc	04/01/32	3.250	81,585
Pinnacle Buyer LLC	10/01/32	0.000	606,288
Secretariat Advisors, LLC	02/28/32	4.000	74,084

28

Credit Suisse Floating Rate High Income Fund

Notes to financial statements

October 31, 2025

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.

J) SECURITIES LENDING—The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by UBS AM (Americas) and may be invested in a variety of investments, including funds advised by SSB or an affiliate, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. As of October 31, 2025, the Fund had outstanding loans of securities to certain approved brokers for which the Fund received collateral:

Market value of loaned securities	Market value of cash collateral
$9,715,162	$10,005,652

The following table presents financial instruments that are subject to enforceable netting arrangements as of October 31, 2025.

Gross amounts not offset in the statement of assets and liabilities

Gross asset amounts presented in the statement of assets and liabilities[a]	Collateral received[b]	Net amount
$9,715,162	$(9,715,162)	$—

a  Represents market value of loaned securities at year end.

b  The actual collateral received is greater than the amount shown here due to collateral requirements of the security lending agreement.

The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned.  For the year ended October 31, 2025, total earnings received in connection with securities lending arrangements was $426,473, of which $377,724 was rebated to borrowers (brokers). The Fund retained $36,542 in income, and SSB, as lending agent, was paid $12,207.

K) OTHER—The high yield, fixed income securities in which the Fund invests will primarily consist of senior secured floating rate loans ("Senior Loans") issued by non-investment grade companies. Senior Loans are typically secured by specific collateral of the issuer and hold the most senior position in the issuer's capital structure. The interest rate on Senior Loans is periodically adjusted to a recognized base rate. While these characteristics may reduce interest rate risk and mitigate losses in the event of borrower default, the Senior Loans in which the Fund invests have below investment grade credit ratings and thereby are considered speculative because of the significant credit risk of their issuers.

29

Credit Suisse Floating Rate High Income Fund

Notes to financial statements

October 31, 2025

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund's NAV.

In the normal course of business, the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including with respect to securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Statement of Assets and Liabilities.

Note 3. Transactions with affiliates and related parties

UBS AM (Americas) serves as the Fund's investment adviser and co-administrator. For its investment advisory and administration services, UBS AM (Americas) is entitled to receive a fee from the Fund at an annual rate of 0.79% of the Fund's average daily net assets less than or equal to $100 million and 0.59% of the Fund's average daily net assets greater than $100 million. For the year ended October 31, 2025, investment advisory fees earned and fees waived/expenses reimbursed by UBS AM (Americas) were $11,579,795 and $2,194,104, respectively.

UBS AM (Americas) has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 0.70% of the Fund's average daily net assets for Class I shares, 0.95% of the Fund's average daily net assets for Class A shares and 1.70% of the Fund's average daily net assets for Class C shares. The Fund is authorized to reimburse UBS AM (Americas) for management fees previously waived and/or for expenses previously paid by UBS AM (Americas), provided, however, that any reimbursement must be paid at a date not more than thirty-six months following the applicable month during which such fees were waived or expenses were paid by UBS AM (Americas) and the reimbursement does not cause the applicable class's aggregate expenses, on an annualized basis, to exceed either (i) the applicable expense limitation in effect at the time such fees were waived or such expenses were paid by UBS AM (Americas) or (ii) the applicable expense limitation in effect at the time of such reimbursement. This contract may not be terminated before February 28, 2027.

The amounts waived and reimbursed by UBS AM (Americas), which are available for potential future recoupment by UBS AM (Americas), and the expiration schedule at October 31, 2025 are as follows:

	Fee waivers/ expense reimbursements subject to recoupment	Expires October 31, 2026	Expires October 31, 2027	Expires October 31, 2028
Class I	$6,335,305	$2,259,861	$2,077,819	$1,997,625
Class A	405,584	123,793	142,989	138,802
Class C	160,025	50,834	51,514	57,677
Totals	$6,900,914	$2,434,488	$2,272,322	$2,194,104

30

Credit Suisse Floating Rate High Income Fund

Notes to financial statements

October 31, 2025

UBS AM (US) serves as the Fund's underwriter and distributor. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, UBS AM (US) receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the year ended October 31, 2025, the Fund paid Rule 12b-1 distribution fees of $303,469 for Class A shares and $504,796 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

For the year ended October 31, 2025, UBS AM (US) and its affiliates advised the Fund that they retained $19,319 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on the sale of Class C shares.

The Fund from time to time purchases or sells loan investments in the secondary market through UBS AM (Americas) or its affiliates acting in the capacity as broker-dealer. UBS AM (Americas) or its affiliates may have acted in some type of agent capacity to the initial loan offering prior to such loan trading in the secondary market.

Note 4. Line of credit

The Fund, together with other funds/portfolios advised by UBS AM (Americas) (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $250 million for temporary or emergency purposes on a first-come, first-served basis. Of the aggregate $250 million amount, $125 million is specifically designated for the Fund. The remaining $125 million is available to all Participating Funds, including the Fund. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Federal Funds Effective rate or the Overnight Bank Funding rate plus a spread. At October 31, 2025 and for the year ended October 31, 2025, the Fund had no borrowings outstanding under the Credit Facility. Additionally, the Fund and another Participating Fund are parties to a joint uncommitted line of credit facility with SSB in an aggregated amount of $200 million. For the year ended October 31, 2025, the line was not drawn upon and no fees were incurred.

Note 5. Purchases and sales of securities

For the year ended October 31, 2025, purchases and sales of investment securities and U.S. Government and Agency Obligations (excluding short-term investments) were as follows:

Investment securities		U.S. Government/ agency obligations
Purchases	Sales	Purchases	Sales
$945,465,614	$985,468,462	$0	$0

31

Credit Suisse Floating Rate High Income Fund

Notes to financial statements

October 31, 2025

Note 6. Capital share transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $0.001 par value per share. The Fund offers Class I shares, Class A shares and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the year ended October 31, 2025		For the year ended October 31, 2024
	Shares	Value	Shares	Value
Shares sold	118,860,502	$743,426,425	98,062,786	$622,452,249
Shares issued in reinvestment of distributions	17,603,045	110,001,598	21,355,332	135,563,185
Shares redeemed	(126,589,458)	(790,069,676)	(123,972,329)	(786,967,715)
Net increase (decrease)	9,874,089	$63,358,347	(4,554,211)	$(28,952,281)

	Class A
	For the year ended October 31, 2025		For the year ended October 31, 2024
	Shares	Value	Shares	Value
Shares sold	4,914,464	$31,000,767	9,008,735	$57,492,967
Shares issued in reinvestment of distributions	1,210,260	7,602,848	1,427,145	9,103,832
Shares redeemed	(8,983,362)	(56,544,579)	(7,615,414)	(48,589,200)
Net increase (decrease)	(2,858,638)	$(17,940,964)	2,820,466	$18,007,599

	Class C
	For the year ended October 31, 2025		For the year ended October 31, 2024
	Shares	Value	Shares	Value
Shares sold	1,900,719	$12,037,639	2,242,067	$14,336,844
Shares issued in reinvestment of distributions	421,822	2,657,621	502,035	3,212,780
Shares redeemed	(1,854,956)	(11,686,413)	(2,364,190)	(15,125,483)
Net increase	467,585	$3,008,847	379,912	$2,424,141

On October 31, 2025, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of shareholders	Approximate percentage of outstanding shares
Class I	6	59%
Class A	6	79%
Class C	5	79%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Income tax information and distributions to shareholders

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

32

Credit Suisse Floating Rate High Income Fund

Notes to financial statements

October 31, 2025

The tax character of dividends paid by the Fund during the fiscal years ended October 31, 2025 and 2024, respectively, was as follows:

Ordinary income		Return of capital
2025	2024	2025	2024
$145,454,720	$179,380,752	$—	$3,078,708

The tax basis components of distributable earnings differ from book basis by temporary book/tax differences. These differences are primarily due to differing treatments of dividends payable, wash sales, forward contracts marked to market, marked to market on passive foreign investment company, defaulted bonds, paydown reclass, interest writeoff and premium amortization accruals.

At October 31, 2025, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized loss	$(270,963,217)
Undistributed Ordinary Income	986,270
Unrealized depreciation	(108,390,436)
Other temporary differences	(4,792,614)
$(383,159,997)

At October 31, 2025, the Fund had $35,651,816 of unlimited short-term capital loss carryforwards and $235,311,401 of unlimited long-term capital loss carryforwards available to offset possible future capital gains.

At October 31, 2025, the cost and net unrealized appreciation (depreciation) of investments and derivatives for income tax purposes were as follows:

Cost of Investments	$2,127,624,509
Unrealized appreciation	$36,375,769
Unrealized depreciation	(144,799,406)
Net unrealized appreciation (depreciation)	$(108,423,637)

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 9. Subsequent events

In preparing the financial statements as of October 31, 2025, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

33

Credit Suisse Floating Rate High Income Fund

Report of Independent registered public accounting firm

To the Shareholders and the Board of Trustees of Credit Suisse Floating Rate High Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Credit Suisse Floating Rate High Income Fund (the "Fund") (one of the funds constituting Credit Suisse Opportunity Funds (the "Trust")), including the schedule of investments, as of October 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the each of the two years in the period then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Credit Suisse Opportunity Funds) at October 31, 2025, the results of its operations for the year ended, and the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

The financial highlights for each of the three years in the period ended October 31, 2023 were audited by another independent registered public accounting firm whose report, dated December 27, 2023, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York
December 23, 2025

34

Credit Suisse Floating Rate High Income Fund

Proxy voting and portfolio holdings information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, https://us-fund.ubs.com/en/home

•  On the website of the Securities and Exchange Commission ("SEC") at www.sec.gov

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT. The Fund's Form N-PORT reports are available on the SEC's website at www.sec.gov.

UBS Asset Management (US) Inc., DISTRIBUTOR.

P.O. Box 219916, Kansas City, Mo 64121-9916
877-870-2874 ◼ https://us-fund.ubs.com/en/home

FLHI-AR-1025

Credit Suisse Strategic Income Fund

Annual Financial Statements | October 31, 2025

Credit Suisse Strategic Income Fund

Schedule of investments

October 31, 2025

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Corporate bonds (44.7%)
Aerospace & Defense (1.7%)
$2,386	AAR Escrow Issuer LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/26 @ 103.38)[1]	(BB, Ba2)	03/15/29	6.750	$2,465,208
4,294	Amentum Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/27 @ 103.63)[1]	(B, B3)	08/01/32	7.250	4,472,334
3,525	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/15/28 @ 103.38)[1]	(BB-, B1)	06/15/33	6.750	3,704,768
489	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/26 @ 103.75)[1]	(BB-, B1)	02/01/29	7.500	510,913
1,000	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/01/27 @ 103.63)[1,2]	(BB-, B1)	07/01/31	7.250	1,062,643
1,869	CACI International, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/28 @ 103.19)[1]	(BB-, Ba2)	06/15/33	6.375	1,945,573
623	Science Applications International Corp., Rule 144A, Company Guaranteed Notes (Callable 11/01/28 @ 102.94)[1]	(BB-, Ba3)	11/01/33	5.875	621,994
2,788	TransDigm, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/31/28 @ 103.19)[1]	(B, B3)	05/31/33	6.375	2,850,058
750	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 103.19)[1]	(BB-, Ba3)	03/01/29	6.375	771,324
750	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/27 @ 103.31)[1]	(BB-, Ba3)	03/01/32	6.625	776,587
					19,181,402
Auto Parts & Equipment (1.6%)
416	Adient Global Holdings Ltd., Rule 144A, Senior Secured Notes (Callable 11/10/25 @ 103.50)[1]	(BBB-, Ba2)	04/15/28	7.000	426,062
893	Advance Auto Parts, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/27 @ 103.50)[1]	(BB, Ba3)	08/01/30	7.000	904,070
1,012	Advance Auto Parts, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/28 @ 103.69)[1]	(BB, Ba3)	08/01/33	7.375	1,018,021
2,174	American Axle & Manufacturing, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/28 @ 103.88)[1]	(B+, B3)	10/15/33	7.750	2,175,247
1,553	American Axle & Manufacturing, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/28 @ 103.19)[1]	(BB, Ba2)	10/15/32	6.375	1,558,356
853	Cougar JV Subsidiary LLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/27 @ 104.00)[1]	(B+, B2)	05/15/32	8.000	910,216
8,029	Dealer Tire LLC/DT Issuer LLC, Rule 144A, Senior Unsecured Notes (Callable 11/30/25 @ 100.00)[1]	(CCC, Caa1)	02/01/28	8.000	7,815,308
750	Garrett Motion Holdings, Inc./Garrett LX I SARL, Rule 144A, Company Guaranteed Notes (Callable 05/31/27 @ 103.88)[1]	(B+, B1)	05/31/32	7.750	790,012
3,024	Phinia, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/26 @ 103.38)[1]	(BB+, Baa3)	04/15/29	6.750	3,123,444
					18,720,736
Brokerage (0.2%)
2,138	StoneX Group, Inc., Rule 144A, Secured Notes (Callable 03/01/27 @ 103.94)[1]	(BB-, Ba3)	03/01/31	7.875	2,267,180
Building & Construction (0.9%)
600	Installed Building Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/25 @ 100.00)[1]	(B+, Ba2)	02/01/28	5.750	602,186
4,603	Pike Corp., Rule 144A, Company Guaranteed Notes (Callable 11/30/25 @ 100.00)[1]	(B, B3)	09/01/28	5.500	4,597,011
1,200	Pike Corp., Rule 144A, Senior Unsecured Notes (Callable 01/31/27 @ 104.31)[1]	(B, B3)	01/31/31	8.625	1,281,920
602	Quikrete Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/28 @ 103.19)[1]	(BB, Ba3)	03/01/32	6.375	624,777
1,005	Quikrete Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/28 @ 103.38)[1]	(B+, B2)	03/01/33	6.750	1,046,657
1,295	Standard Building Solutions, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/28 @ 103.13)[1]	(BB+, Ba3)	08/01/33	6.250	1,321,906
500	Standard Building Solutions, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/15/27 @ 103.25)[1]	(BB+, Ba3)	08/15/32	6.500	514,811
					9,989,268

Credit Suisse Strategic Income Fund

Schedule of investments

October 31, 2025

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Corporate bonds—(continued)
Building Materials (2.8%)
$754	Advanced Drainage Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/30/25 @ 103.19)[1]	(BB-, Ba2)	06/15/30	6.375	$768,756
1,806	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/25 @ 101.46)[1]	(B+, Ba3)	04/15/29	4.375	1,764,021
1,750	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/27 @ 103.44)[1]	(B+, Ba3)	08/15/32	6.875	1,839,199
3,138	Builders FirstSource, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/30 @ 103.38)[1]	(BB-, Ba2)	05/15/35	6.750	3,298,870
1,340	Camelot Return Merger Sub, Inc., Rule 144A, Senior Secured Notes (Callable 11/30/25 @ 103.28)[1]	(B-, B3)	08/01/28	8.750	1,240,036
1,067	Cornerstone Building Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/30/25 @ 100.00)[1,2]	(CCC, Caa2)	01/15/29	6.125	812,275
3,003	Cornerstone Building Brands, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/26 @ 104.75)[1]	(B-, B3)	08/15/29	9.500	2,774,289
2,211	James Hardie International Finance DAC, Rule 144A, Company Guaranteed Notes (Callable 11/30/25 @ 100.83)[1]	(BB, Ba1)	01/15/28	5.000	2,201,763
2,453	Masterbrand, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/27 @ 103.50)[1]	(BB, Ba3)	07/15/32	7.000	2,548,316
4,164	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Rule 144A, Senior Secured Notes (Callable 04/01/27 @ 103.38)[1]	(BB-, B2)	04/01/32	6.750	4,277,282
5,923	Oscar AcquisitionCo LLC/Oscar Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/30/25 @ 104.75)[1]	(CCC, Caa2)	04/15/30	9.500	4,315,996
3,780	Standard Industries, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/30/25 @ 102.19)[1]	(BB+, Ba3)	07/15/30	4.375	3,655,613
1,473	White Cap Buyer LLC, Rule 144A, Senior Unsecured Notes (Callable 11/06/25 @ 100.00)[1,2]	(CCC+, Caa1)	10/15/28	6.875	1,473,938
1,353	White Cap Supply Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 103.69)[1]	(NR, Caa1)	11/15/30	7.375	1,369,420
					32,339,774
Cable & Satellite TV (0.3%)
770	Altice France SA, Rule 144A, Senior Secured Notes (Callable 10/01/26 @ 101.00)[1]	(CCC+, Caa1)	03/15/32	6.500	738,122
1,363	Altice France SA, Rule 144A, Senior Secured Notes (Callable 10/01/26 @ 101.00)[1]	(CCC+, Caa1)	07/15/32	6.875	1,309,393
1,530	Sunrise FinCo I BV, Rule 144A, Senior Secured Notes (Callable 07/15/26 @ 102.44)[1]	(BB-, B1)	07/15/31	4.875	1,460,851
					3,508,366
Chemicals (1.2%)
474	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 11/30/25 @ 103.56)[1]	(BB-, Ba3)	08/01/30	7.125	488,211
600	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 09/15/27 @ 103.13)[1]	(BB-, Ba3)	11/01/31	6.250	613,187
500	Herens Holdco SARL, Rule 144A, Senior Secured Notes (Callable 11/30/25 @ 101.88)[1]	(B-, B2)	05/15/28	4.750	422,555
1,571	Methanex U.S. Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/31 @ 100.00)[1]	(BB, Ba2)	03/15/32	6.250	1,599,127
732	Solstice Advanced Materials, Inc., Rule 144A, Senior Unsecured Notes (Callable 09/30/28 @ 102.81)[1]	(BB+, Ba2)	09/30/33	5.625	733,432
6,388	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/30/25 @ 101.16)[1,2]	(B, Caa1)	03/15/29	4.625	3,914,755
3,337	Tronox, Inc., Rule 144A, Senior Secured Notes (Callable 09/30/27 @ 104.56)[1,2]	(BB-, B1)	09/30/30	9.125	3,047,939
4,631	Vibrantz Technologies, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/30/25 @ 104.50)[1,2]	(CCC, Caa3)	02/15/30	9.000	2,478,601
374	WR Grace Holdings LLC, Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 103.69)[1]	(B-, B2)	03/01/31	7.375	374,871
					13,672,678
Diversified Capital Goods (1.2%)
3,459	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13)[1]	(BB+, Ba2)	06/01/31	4.250	3,272,105
2,818	Dornoch Debt Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/30/25 @ 101.66)[1,2]	(CCC, Caa2)	10/15/29	6.625	2,409,126
3,434	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 100.00)[1]	(BB+, Ba3)	12/15/27	4.375	3,393,225
1,000	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ 103.31)[1]	(BB+, Ba3)	01/15/32	6.625	1,029,015

Credit Suisse Strategic Income Fund

Schedule of investments

October 31, 2025

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Corporate bonds—(continued)
Diversified Capital Goods—(concluded)
$3,866	Maxam Prill SARL, Rule 144A, Senior Secured Notes (Callable 07/02/27 @ 103.88)[1]	(B+, NR)	07/15/30	7.750	$3,951,187
					14,054,658
Electronics (0.4%)
1,936	Imola Merger Corp., Rule 144A, Senior Secured Notes (Callable 11/30/25 @ 101.19)[1]	(BB, Ba3)	05/15/29	4.750	1,911,254
1,500	Sensata Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/27 @ 103.31)[1,2]	(BB+, Ba2)	07/15/32	6.625	1,563,516
1,000	Synaptics, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/10/25 @ 101.00)[1,2]	(BB-, Ba3)	06/15/29	4.000	960,960
					4,435,730
Energy—Exploration & Production (2.6%)
500	Civitas Resources, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/10/25 @ 104.19)[1]	(BB-, B1)	07/01/28	8.375	517,265
4,361	Civitas Resources, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/26 @ 104.38)[1,2]	(BB-, B1)	07/01/31	8.750	4,496,454
6,012	CNX Midstream Partners LP, Rule 144A, Company Guaranteed Notes (Callable 11/30/25 @ 102.38)[1]	(BB, B1)	04/15/30	4.750	5,759,886
271	CQP Holdco LP/BIP-V Chinook Holdco LLC, Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 102.75)[1]	(BB, Ba2)	06/15/31	5.500	268,421
7,128	CQP Holdco LP/BIP-V Chinook Holdco LLC, Rule 144A, Senior Secured Notes (Callable 12/15/28 @ 103.75)[1]	(BB, Ba2)	12/15/33	7.500	7,740,074
2,178	Matador Resources Co., Rule 144A, Company Guaranteed Notes (Callable 04/15/27 @ 103.25)[1]	(BB-, B1)	04/15/32	6.500	2,199,841
2,567	Murphy Oil USA, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 101.88)[1]	(BB+, Ba2)	02/15/31	3.750	2,391,588
5,717	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/28 @ 103.94)[1]	(B+, B1)	10/15/33	7.875	5,572,977
1,417	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/15/26 @ 104.38)[1]	(B+, B1)	06/15/31	8.750	1,443,392
					30,389,898
Environmental (0.3%)
140	Clean Harbors, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/26 @ 103.19)[1]	(BB+, Ba2)	02/01/31	6.375	143,547
560	Clean Harbors, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/28 @ 102.88)[1]	(BB+, Ba2)	10/15/33	5.750	572,446
1,682	Luna 1.5 SARL, Rule 144A, Senior Unsecured Notes (Callable 07/01/28 @ 106.00)[1]	(B-, B3)	07/01/32	12.000	1,747,349
861	Waste Pro U.S.A., Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/28 @ 103.50)[1]	(B-, B3)	02/01/33	7.000	896,797
					3,360,139
Food—Wholesale (0.6%)
942	Darling Ingredients, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/10/25 @ 100.00)[1]	(BB+, Ba2)	04/15/27	5.250	941,575
1,790	Darling Ingredients, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/10/25 @ 103.00)[1]	(BB+, Ba2)	06/15/30	6.000	1,812,107
1,400	Performance Food Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 103.06)[1]	(BB, B1)	09/15/32	6.125	1,439,214
666	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/10/25 @ 103.44)[1]	(BB+, Ba3)	09/15/28	6.875	687,576
684	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/26 @ 103.63)[1]	(BB+, Ba3)	01/15/32	7.250	718,474
1,250	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/27 @ 102.88)[1]	(BB+, Ba3)	04/15/33	5.750	1,269,909
					6,868,855
Gaming (0.7%)
500	Caesars Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/26 @ 103.50)[1]	(BB-, Ba3)	02/15/30	7.000	514,815
542	Caesars Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/27 @ 103.25)[1]	(BB-, Ba3)	02/15/32	6.500	546,836

Credit Suisse Strategic Income Fund

Schedule of investments

October 31, 2025

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Corporate bonds—(continued)
Gaming—(concluded)
$2,597	Light & Wonder International, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/28 @ 103.13)[1]	(B+, B2)	10/01/33	6.250	$2,592,585
3,886	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/27 @ 100.00)[1]	(BB-, B1)	05/15/27	5.250	3,891,860
					7,546,096
Gas Distribution (1.0%)
558	Antero Midstream Partners LP/Antero Midstream Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 10/15/28 @ 102.88)[1]	(BB+, Ba2)	10/15/33	5.750	557,589
1,354	Blue Racer Midstream LLC/Blue Racer Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 11/30/25 @ 100.00)[1]	(B+, B2)	07/15/26	6.625	1,355,380
350	Blue Racer Midstream LLC/Blue Racer Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/27 @ 103.63)[1]	(B+, B2)	07/15/32	7.250	368,676
268	Genesis Energy LP/Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 04/15/26 @ 104.44)	(B, B3)	04/15/30	8.875	282,623
2,290	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 03/01/26 @ 102.94)[1]	(BBB-, Ba2)	03/01/28	5.875	2,336,258
456	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 11/30/25 @ 102.75)[1]	(BBB-, Ba2)	10/15/30	5.500	459,304
1,250	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 02/15/30 @ 100.00)[1]	(BB, Ba2)	05/15/30	4.800	1,226,736
1,868	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 12/31/25 @ 103.00)[1]	(B+, B1)	12/31/30	6.000	1,854,965
2,920	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 02/15/26 @ 103.69)[1]	(B+, B1)	02/15/29	7.375	3,008,155
					11,449,686
Health Services (1.2%)
4,180	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/27 @ 103.25)[1]	(BB-, B1)	01/15/31	6.500	4,190,024
4,749	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/10/25 @ 101.00)[1,2]	(BB-, B1)	04/15/29	4.000	4,501,975
2,934	AthenaHealth Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/30/25 @ 103.25)[1]	(CCC, Caa2)	02/15/30	6.500	2,874,499
1,779	Pediatrix Medical Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/30/25 @ 102.69)[1]	(BB-, Ba3)	02/15/30	5.375	1,769,671
					13,336,169
Hotels (0.2%)
1,199	Hilton Domestic Operating Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/28 @ 102.88)[1]	(BB+, Ba2)	09/15/33	5.750	1,223,609
160	Hilton Domestic Operating Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/26 @ 102.94)[1]	(BB+, Ba2)	04/01/29	5.875	163,338
597	RHP Hotel Properties LP/RHP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/28 @ 103.25)[1]	(BB, Ba3)	06/15/33	6.500	616,597
458	RHP Hotel Properties LP/RHP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 04/01/27 @ 103.25)[1]	(BB, Ba3)	04/01/32	6.500	471,559
					2,475,103
Insurance Brokerage (1.3%)
4,473	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 11/30/25 @ 103.38)[1]	(B, B2)	04/15/28	6.750	4,557,294
667	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 10/01/27 @ 103.69)[1]	(B, B2)	10/01/31	6.500	684,925

Credit Suisse Strategic Income Fund

Schedule of investments

October 31, 2025

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Corporate bonds—(continued)
Insurance Brokerage—(concluded)
$1,519	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/26 @ 104.25)[1]	(B-, B2)	03/15/30	8.500	$1,596,519
2,500	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/01/28 @ 103.44)[1]	(CCC, Caa2)	10/01/33	6.875	2,478,874
330	Nassau Cos. of New York, Rule 144A, Senior Unsecured Notes (Callable 07/15/27 @ 103.94)[1]	(BB-, NR)	07/15/30	7.875	336,818
4,743	Panther Escrow Issuer LLC, Rule 144A, Senior Secured Notes (Callable 06/01/27 @ 103.56)[1]	(B, B2)	06/01/31	7.125	4,905,827
647	Ryan Specialty LLC, Rule 144A, Senior Secured Notes (Callable 11/30/25 @ 102.19)[1]	(BB-, Ba3)	02/01/30	4.375	633,141
					15,193,398
Investments & Misc. Financial Services (3.6%)
7,837	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/30/25 @ 102.13)[1]	(CCC+, Caa1)	11/15/29	8.500	7,856,867
600	Block, Inc., Global Senior Unsecured Notes (Callable 05/15/27 @ 103.25)	(BB+, Ba2)	05/15/32	6.500	622,888
1,845	Block, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/15/27 @ 102.81)[1]	(BB+, Ba2)	08/15/30	5.625	1,873,992
520	Block, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/15/28 @ 103.00)[1]	(BB+, Ba2)	08/15/33	6.000	532,115
4,000	Boost Newco Borrower LLC, Rule 144A, Senior Secured Notes (Callable 01/15/27 @ 103.75)[1]	(BB, Ba3)	01/15/31	7.500	4,251,080
1,488	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/25 @ 101.31)[1,2]	(B-, B3)	04/15/29	5.250	1,348,685
3,332	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 01/15/27 @ 102.50)[1,2]	(B-, B3)	01/15/32	5.000	2,945,111
4,385	Focus Financial Partners LLC, Rule 144A, Senior Secured Notes (Callable 09/15/27 @ 103.38)[1]	(B, B2)	09/15/31	6.750	4,521,676
1,400	Paysafe Finance PLC/Paysafe Holdings U.S. Corp., Rule 144A, Senior Secured Notes (Callable 11/30/25 @ 101.00)[1]	(B, B2)	06/15/29	4.000	1,318,540
6,844	Stonex Escrow Issuer LLC, Rule 144A, Secured Notes (Callable 07/15/28 @ 103.44)[1]	(BB-, Ba3)	07/15/32	6.875	7,091,753
5,763	VFH Parent LLC/Valor Co-Issuer, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/27 @ 103.75)[1]	(B+, B1)	06/15/31	7.500	6,036,086
2,599	Walker & Dunlop, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/28 @ 103.31)[1]	(BB, Ba2)	04/01/33	6.625	2,663,671
					41,062,464
Machinery (1.4%)
3,306	Enpro, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/28 @ 103.06)[1]	(BB-, Ba3)	06/01/33	6.125	3,388,173
6,581	Enviri Corp., Rule 144A, Company Guaranteed Notes (Callable 11/30/25 @ 100.00)[1]	(B, B3)	07/31/27	5.750	6,535,147
2,732	Griffon Corp., Global Company Guaranteed Notes (Callable 11/30/25 @ 100.96)	(B+, B1)	03/01/28	5.750	2,733,713
1,500	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 02/15/26 @ 103.13)	(BB, Ba1)	02/15/29	6.250	1,542,947
1,660	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 03/01/26 @ 101.88)[2]	(BB, Ba1)	03/01/31	3.750	1,665,923
319	Regal Rexnord Corp., Global Company Guaranteed Notes (Callable 01/15/33 @ 100.00)	(BB+, Baa3)	04/15/33	6.400	342,201
					16,208,104
Media—Diversified (0.0%)
50	Tech 7 SAS Super Senior[3,4,5,6,7]	(NR, NR)	03/31/26	0.000	6
84	Tech 7 SAS Super Senior[3,4,5,6,7]	(NR, NR)	03/31/26	0.000	9
25	Tech 7 SAS Technicolor Creative Studios Super Senior[3,4,5,6,7]	(NR, NR)	03/31/26	0.000	3
25	Technicolor Creative Studios SA3,4,5,6,7	(NR, NR)	04/01/26	0.000	3
					21
Media Content (0.2%)
350	Sirius XM Radio LLC, Rule 144A, Company Guaranteed Notes (Callable 11/30/25 @ 102.06)[1]	(BB+, Ba3)	07/01/30	4.125	329,796
2,200	Sirius XM Radio LLC, Rule 144A, Company Guaranteed Notes (Callable 09/01/26 @ 101.94)[1,2]	(BB+, Ba3)	09/01/31	3.875	1,998,006
					2,327,802

Credit Suisse Strategic Income Fund

Schedule of investments

October 31, 2025

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Corporate bonds—(continued)
Metals & Mining—Excluding Steel (2.4%)
$3,111	Capstone Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 03/31/28 @ 103.38)[1]	(BB-, B1)	03/31/33	6.750	$3,221,531
936	Constellium SE, Rule 144A, Company Guaranteed Notes (Callable 11/10/25 @ 100.00)[1]	(BB-, Ba3)	06/15/28	5.625	934,574
2,000	Constellium SE, Rule 144A, Company Guaranteed Notes (Callable 08/15/27 @ 103.19)[1,2]	(BB-, Ba3)	08/15/32	6.375	2,059,318
7,269	ERO Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 11/30/25 @ 103.25)[1,2]	(B+, B1)	02/15/30	6.500	7,238,252
5,767	First Quantum Minerals Ltd., Rule 144A, Secured Notes (Callable 03/01/26 @ 104.69)[1]	(B, NR)	03/01/29	9.375	6,108,989
3,095	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 102.25)[1]	(BB-, B2)	06/01/31	4.500	2,957,917
2,334	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/28 @ 103.19)[1]	(BB, B1)	08/15/33	6.375	2,366,683
2,000	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable 11/30/25 @ 102.38)[1]	(BB, B1)	01/30/30	4.750	1,934,354
1,175	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable 01/30/27 @ 103.44)[1]	(BB, B1)	01/30/30	6.875	1,220,518
					28,042,136
Oil Field Equipment & Services (0.1%)
1,116	USA Compression Partners LP/USA Compression Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/28 @ 103.13)[1]	(B+, B1)	10/01/33	6.250	1,121,004
Oil Refining & Marketing (1.1%)
1,807	Global Partners LP/GLP Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/27 @ 104.13)[1]	(B+, B1)	01/15/32	8.250	1,890,955
40	Sunoco LP, Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 102.81)[1]	(BB+, Ba1)	03/15/31	5.625	40,048
4,087	Sunoco LP, Rule 144A, Company Guaranteed Notes (Callable 09/15/28 @ 102.94)[1]	(BB+, Ba1)	03/15/34	5.875	4,089,076
700	Sunoco LP, Rule 144A, Company Guaranteed Notes (Callable 05/01/27 @ 103.63)[1]	(BB+, Ba1)	05/01/32	7.250	738,593
3,051	Sunoco LP, Rule 144A, Company Guaranteed Notes (Callable 07/01/28 @ 103.13)[1]	(BB+, Ba1)	07/01/33	6.250	3,118,457
1,365	Sunoco LP/Sunoco Finance Corp., Global Company Guaranteed Notes (Callable 11/10/25 @ 102.25)	(BB+, Ba1)	04/30/30	4.500	1,325,634
180	Sunoco LP/Sunoco Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 11/10/25 @ 103.50)[1]	(BB+, Ba1)	09/15/28	7.000	186,277
925	TransMontaigne Partners LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/27 @ 104.25)[1]	(CCC+, Caa1)	06/15/30	8.500	969,108
					12,358,148
Packaging (2.1%)
350	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Rule 144A, Senior Unsecured Notes (Callable 11/30/25 @ 100.75)[1,3]	(CCC, Caa2)	09/01/29	3.000	377,655
2,892	Cascades, Inc./Cascades USA, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/27 @ 103.38)[1]	(BB-, Ba3)	07/15/30	6.750	2,960,439
2,698	Crown Americas LLC, Rule 144A, Company Guaranteed Notes (Callable 06/01/28 @ 102.94)[1]	(BB+, Ba2)	06/01/33	5.875	2,737,059
3,578	Mauser Packaging Solutions Holding Co., Rule 144A, Secured Notes (Callable 11/10/25 @ 101.16)[1]	(CCC+, Caa2)	04/15/27	9.250	3,536,600
2,777	Mauser Packaging Solutions Holding Co., Rule 144A, Senior Secured Notes (Callable 11/30/25 @ 103.94)[1]	(B, B2)	04/15/27	7.875	2,786,431
348	Owens-Brockway Glass Container, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 103.63)[1,2]	(B+, B3)	05/15/31	7.250	341,464
250	Sealed Air Corp./Sealed Air Corp. U.S., Rule 144A, Company Guaranteed Notes (Callable 11/30/25 @ 103.06)[1]	(BB+, Ba2)	02/01/28	6.125	253,490
1,258	Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, Rule 144A, Senior Secured Notes (Callable 05/15/27 @ 104.75)[1]	(B-, B3)	05/15/30	9.500	1,180,933
6,353	Trident TPI Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/25 @ 106.38)[1]	(CCC+, Caa3)	12/31/28	12.750	6,788,809
3,799	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 11/30/25 @ 101.03)[1]	(BB-, Ba3)	04/15/29	4.125	3,675,797
					24,638,677

Credit Suisse Strategic Income Fund

Schedule of investments

October 31, 2025

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Corporate bonds—(continued)
Personal & Household Products (1.2%)
$150	Acushnet Co., Rule 144A, Company Guaranteed Notes (Callable 11/10/25 @ 103.69)[1]	(BB, Ba3)	10/15/28	7.375	$155,886
850	Amer Sports Co., Rule 144A, Senior Secured Notes (Callable 02/16/27 @ 103.38)[1]	(BBB-, Ba1)	02/16/31	6.750	885,237
5,901	Energizer Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/28 @ 103.00)[1]	(B, B2)	09/15/33	6.000	5,708,049
1,795	JH North America Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 07/31/27 @ 102.94)[1]	(BBB-, Ba1)	01/31/31	5.875	1,832,237
2,153	JH North America Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 07/31/28 @ 103.06)[1]	(BBB-, Ba1)	07/31/32	6.125	2,209,579
2,820	Somnigroup International, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/26 @ 101.94)[1]	(BB-, Ba3)	10/15/31	3.875	2,610,055
					13,401,043
Pharmaceuticals (0.0%)
350	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/26 @ 101.88)[1]	(BB, B1)	04/01/31	3.750	325,252
Property & Casualty Insurance (0.3%)
3,792	Ardonagh Finco Ltd., Rule 144A, Senior Secured Notes (Callable 02/15/27 @ 103.88)[1]	(B-, B3)	02/15/31	7.750	3,969,386
Rail (0.5%)
5,061	Genesee & Wyoming, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/27 @ 103.13)[1]	(BB, Ba3)	04/15/32	6.250	5,169,705
847	Watco Cos. LLC/Watco Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 08/01/27 @ 103.56)[1]	(B-, B3)	08/01/32	7.125	878,290
					6,047,995
Real Estate Investment Trusts (0.6%)
2,614	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/30 @ 100.00)[1]	(BB-, Ba3)	01/15/31	5.750	2,652,514
1,150	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/26 @ 100.00)[1]	(BB-, Ba3)	01/15/27	4.375	1,140,434
1,250	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/29 @ 100.00)[1]	(BB-, Ba3)	04/15/30	6.000	1,279,010
1,831	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/15/30 @ 100.00)[1]	(BB-, Ba3)	10/15/30	6.500	1,909,537
					6,981,495
Recreation & Travel (2.1%)
3,730	Boyne USA, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/30/25 @ 101.19)[1]	(B, B1)	05/15/29	4.750	3,660,352
2,388	Motion Bondco DAC, Rule 144A, Company Guaranteed Notes (Callable 11/30/25 @ 100.00)[1,2]	(CCC-, Caa3)	11/15/27	6.625	2,312,788
582	SeaWorld Parks & Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/10/25 @ 101.31)[1,2]	(B+, B2)	08/15/29	5.250	571,172
4,491	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 103.63)[1,2]	(B+, B1)	05/15/31	7.250	4,506,377
291	Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., Global Company Guaranteed Notes (Callable 11/30/25 @ 100.00)	(B+, B1)	04/15/27	5.375	289,857
7,924	Speedway Motorsports LLC/Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/30/25 @ 100.00)[1]	(BB+, B1)	11/01/27	4.875	7,863,912
4,441	Vail Resorts, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/27 @ 103.25)[1]	(BB-, Ba3)	05/15/32	6.500	4,613,879
					23,818,337
Restaurants (0.5%)
1,000	1011778 BC ULC/New Red Finance, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 103.06)[1]	(BB+, Ba2)	06/15/29	6.125	1,028,335

Credit Suisse Strategic Income Fund

Schedule of investments

October 31, 2025

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Corporate bonds—(continued)
Restaurants—(concluded)
$1,000	1011778 BC ULC/New Red Finance, Inc., Rule 144A, Senior Secured Notes (Callable 09/15/26 @ 102.81)[1]	(BB+, Ba2)	09/15/29	5.625	$1,019,104
1,228	Papa John's International, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/30/25 @ 100.97)[1]	(B+, B2)	09/15/29	3.875	1,201,640
2,488	Raising Cane's Restaurants LLC, Rule 144A, Senior Unsecured Notes (Callable 11/03/25 @ 104.69)[1]	(B, B3)	05/01/29	9.375	2,604,638
					5,853,717
Software—Services (4.5%)
2,246	AmeriTex HoldCo Intermediate LLC, Rule 144A, Senior Secured Notes (Callable 08/15/28 @ 103.81)[1]	(B, B2)	08/15/33	7.625	2,354,175
11,155	CA Magnum Holdings, Rule 144A, Senior Secured Notes (Callable 11/30/25 @ 100.00)[1]	(NR, B1)	10/31/26	5.375	11,108,594
2,956	Cloud Software Group, Inc., Rule 144A, Secured Notes (Callable 11/30/25 @ 104.50)[1]	(B-, Caa2)	09/30/29	9.000	3,060,291
4,793	Cloud Software Group, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/28 @ 103.31)[1]	(B, B2)	08/15/33	6.625	4,808,173
424	CommScope LLC, Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 103.00)[1]	(B-, B3)	12/15/31	9.500	431,859
1,649	Elastic NV, Rule 144A, Senior Unsecured Notes (Callable 11/30/25 @ 101.03)[1]	(BB, Ba3)	07/15/29	4.125	1,592,876
3,605	Insight Enterprises, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/27 @ 103.31)[1]	(BB+, Ba3)	05/15/32	6.625	3,693,730
972	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 11/30/25 @ 100.00)[1]	(BB, Ba3)	02/15/28	3.875	947,872
2,315	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 11/30/25 @ 101.94)[1]	(BB, Ba3)	12/01/29	3.875	2,193,181
1,500	Open Text Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/30/25 @ 102.06)[1]	(BB, Ba3)	02/15/30	4.125	1,429,516
975	Open Text Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/26 @ 102.06)[1]	(BB, Ba3)	12/01/31	4.125	908,448
1,659	UKG, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/27 @ 103.44)[1]	(B-, B2)	02/01/31	6.875	1,708,964
8,627	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 11/30/25 @ 101.78)[1]	(B-, Caa1)	12/15/28	7.125	8,296,259
4,502	WEX, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/28 @ 103.25)[1]	(B, B1)	03/15/33	6.500	4,608,504
4,953	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 11/10/25 @ 100.97)[1]	(B+, B1)	02/01/29	3.875	4,676,988
					51,819,430
Specialty Retail (1.2%)
1,593	Beach Acquisition Bidco LLC, Rule 144A, Senior Unsecured Notes, 10.000% Cash, 10.750% PIK (Callable 07/15/28 @ 103.00)[1,8]	(B+, Caa1)	07/15/33	10.000	1,714,699
1,816	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes, 7.500% Cash, 7.500% PIK[1,8,9]	(NR, Ca)	12/30/25	7.500	1,125,687
50	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes, 7.500% Cash, 7.500% PIK[1,6,7,8]	(NR, Ca)	12/30/25	7.500	31,018
64	Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC[5,6,7]	(NR, NR)	12/31/25	0.000	39,849
3,214	Group 1 Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/10/25 @ 100.67)[1]	(BB+, Ba2)	08/15/28	4.000	3,120,690
2,000	Group 1 Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/26 @ 103.19)[1]	(BB+, Ba2)	01/15/30	6.375	2,043,998
3,414	LCM Investments Holdings II LLC, Rule 144A, Senior Unsecured Notes (Callable 08/01/26 @ 104.13)[1]	(BB-, B2)	08/01/31	8.250	3,591,077
950	Lithia Motors, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/30/25 @ 102.19)[1]	(BB+, Ba2)	01/15/31	4.375	906,402
1,834	Sonic Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.44)[1]	(BB-, B1)	11/15/31	4.875	1,746,512
					14,319,932
Steel Producers/Products (0.2%)
1,836	TMS International Corp., Rule 144A, Senior Unsecured Notes (Callable 11/10/25 @ 101.56)[1]	(B, Caa1)	04/15/29	6.250	1,804,581

Credit Suisse Strategic Income Fund

Schedule of investments

October 31, 2025

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Corporate bonds—(continued)
Support—Services (2.5%)
$3,173	AECOM, Rule 144A, Company Guaranteed Notes (Callable 08/01/28 @ 103.00)[1]	(BB, Ba2)	08/01/33	6.000	$3,258,703
739	Allied Universal Holdco LLC, Rule 144A, Senior Secured Notes (Callable 02/15/27 @ 103.94)[1]	(B, B3)	02/15/31	7.875	770,504
944	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, Rule 144A, Senior Secured Notes (Callable 11/30/25 @ 100.91)[1,3]	(B, B3)	06/01/28	3.625	1,079,792
4,673	American Builders & Contractors Supply Co., Inc., Rule 144A, Senior Secured Notes (Callable 11/30/25 @ 100.00)[1]	(BBB-, Ba2)	01/15/28	4.000	4,610,596
1,113	ASGN, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/10/25 @ 100.00)[1]	(BB, Ba3)	05/15/28	4.625	1,095,083
1,750	Belron U.K. Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/15/26 @ 102.88)[1]	(BB-, Ba3)	10/15/29	5.750	1,774,208
6,319	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 11/30/25 @ 101.13)[1]	(B-, B2)	05/01/28	4.500	6,107,657
1,179	Herc Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/28 @ 103.63)[1]	(BB-, Ba3)	06/15/33	7.250	1,243,909
333	Voyager Parent LLC, Rule 144A, Senior Secured Notes (Callable 07/01/28 @ 104.63)[1]	(B, B1)	07/01/32	9.250	349,352
500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/30/25 @ 101.21)[1]	(BB, Ba3)	06/15/28	7.250	507,191
500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/26 @ 103.19)[1]	(BB, Ba3)	03/15/29	6.375	517,217
583	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/27 @ 103.31)[1]	(BB, Ba3)	03/15/32	6.625	610,080
441	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/28 @ 103.19)[1]	(BB, Ba3)	03/15/33	6.375	461,151
875	Williams Scotsman, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/27 @ 103.31)[1]	(BB-, B2)	04/15/30	6.625	905,367
3,215	Williams Scotsman, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/26 @ 103.31)[1]	(BB-, B2)	06/15/29	6.625	3,312,251
2,167	ZipRecruiter, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/10/25 @ 102.50)[1]	(B, B3)	01/15/30	5.000	1,697,798
					28,300,859
Tech Hardware & Equipment (0.5%)
558	Amkor Technology, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/28 @ 102.94)[1]	(BB, Ba3)	10/01/33	5.875	568,330
3,003	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 11/10/25 @ 100.00)[1]	(CCC, Caa3)	03/15/27	5.000	2,993,987
2,064	Zebra Technologies Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/27 @ 103.25)[1]	(BB, Ba2)	06/01/32	6.500	2,139,514
					5,701,831
Telecom—Wireline Integrated & Services (1.2%)
4,171	Altice Financing SA, Rule 144A, Senior Secured Notes (Callable 11/30/25 @ 100.00)[1]	(CCC+, Caa2)	01/15/28	5.000	3,112,991
300	Level 3 Financing, Inc., Rule 144A, Secured Notes (Callable 03/22/26 @ 102.13)[1]	(B-, B3)	04/01/30	4.500	278,625
5,183	Level 3 Financing, Inc., Rule 144A, Secured Notes (Callable 11/10/25 @ 101.81)[1]	(B-, B3)	10/15/30	3.875	4,669,559
2,500	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 11/30/25 @ 102.25)[1]	(B+, Ba3)	08/15/30	4.500	2,325,880
2,500	Vmed O2 U.K. Financing I PLC, Rule 144A, Senior Secured Notes (Callable 01/31/26 @ 102.13)[1]	(B+, Ba3)	01/31/31	4.250	2,284,311
1,160	Vmed O2 U.K. Financing I PLC, Rule 144A, Senior Secured Notes (Callable 07/15/26 @ 102.38)[1]	(B+, Ba3)	07/15/31	4.750	1,074,532
					13,745,898
Theaters & Entertainment (0.1%)
1,500	Live Nation Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 11/30/25 @ 101.63)[1]	(BB, Ba1)	05/15/27	6.500	1,513,823
Transport Infrastructure/Services (0.2%)
250	XPO, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 103.56)[1]	(B+, Ba3)	06/01/31	7.125	261,019
1,000	XPO, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/27 @ 103.56)[1]	(B+, Ba3)	02/01/32	7.125	1,055,080

Credit Suisse Strategic Income Fund

Schedule of investments

October 31, 2025

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Corporate bonds—(concluded)
Transport Infrastructure/Services—(concluded)
$830	XPO, Inc., Rule 144A, Senior Secured Notes (Callable 11/10/25 @ 103.13)[1]	(BBB-, Ba1)	06/01/28	6.250	$848,000
					2,164,099
	Total corporate bonds (Cost $510,726,281)				514,315,170
Bank loans (46.4%)
Advertising (0.6%)
2,133	MH Sub I LLC, 3 mo. USD Term SOFR + 4.250%[10]	(B, B1)	05/03/28	8.252	1,945,246
5,485	MH Sub I LLC, 1 mo. USD Term SOFR + 4.250%[10]	(B, B1)	12/31/31	8.215	4,434,527
					6,379,773
Aerospace & Defense (2.8%)
114	Air Comm Corp. LLC[11]	(B, B2)	12/11/31	1.000	113,791
2,334	Air Comm Corp. LLC, 1 mo. USD Term SOFR + 2.750%, 3 mo. USD Term SOFR + 2.750%[10]	(B, B2)	12/11/31	6.715 - 6.740	2,340,132
3,200	Amentum Government Services Holdings LLC, 1 mo. USD Term SOFR + 2.250%[10]	(BB-, Ba3)	09/29/31	6.215	3,203,200
3,105	Atlas CC Acquisition Corp. (2025 Second Out Term Loan B), 3 mo. USD Term SOFR + 4.250%[10]	(CCC+, Caa2)	05/25/29	8.370	1,794,336
449	Atlas CC Acquisition Corp. (2025 Second Out Term Loan C), 3 mo. USD Term SOFR + 4.250%[10]	(CCC+, Caa2)	05/25/29	8.370	259,754
2,662	Bleriot U.S. Bidco, Inc., 3 mo. USD Term SOFR + 2.500%[10]	(B, B2)	10/31/30	6.502	2,671,113
3,165	Brown Group Holding LLC, 1 mo. USD Term SOFR + 2.750%, 3 mo. USD Term SOFR + 2.750%[10]	(B+, B2)	07/01/31	6.590 - 6.949	3,181,582
4,536	Brown Group Holding LLC, 1 mo. USD Term SOFR + 2.500%[10]	(B+, B2)	07/01/31	6.465	4,554,395
1,273	HDI Aerospace Intermediate Holding III Corp., 3 mo. USD Term SOFR + 3.750%[10]	(B, B2)	02/11/32	7.687	1,280,240
2,186	KKR Apple Bidco LLC, 1 mo. USD Term SOFR + 2.500%[10]	(B, B2)	09/23/31	6.465	2,193,921
1,800	Peraton Corp., 3 mo. USD Term SOFR + 7.750%[10]	(NR, NR)	02/01/29	12.048	930,977
6,159	Peraton Corp., 3 mo. USD Term SOFR + 3.750%[10]	(B-, Caa1)	02/01/28	7.690	5,336,697
44	TransDigm, Inc., 3 mo. USD Term SOFR + 2.250%[10]	(BB-, Ba3)	03/22/30	6.252	44,214
4,759	TransDigm, Inc., 3 mo. USD Term SOFR + 2.500%[10]	(BB-, Ba3)	08/19/32	6.502	4,765,975
					32,670,327
Auto Parts & Equipment (1.5%)
3,220	Autokiniton U.S. Holdings, Inc., 1 mo. USD Term SOFR + 4.000%[10]	(B, B2)	04/06/28	8.079	3,103,687
6,204	Clarios Global LP, 1 mo. USD Term SOFR + 2.500%[10]	(BB-, B2)	05/06/30	6.465	6,213,819
1,224	First Brands Group LLC[12]	(NR, NR)	06/29/26	0.000	1,301,659
580	First Brands Group LLC[4,5]	(NR, NR)	03/30/27	0.000	193,270
1,354	First Brands Group LLC (2021 Term Loan)[4,5]	(NR, WR)	03/30/27	0.000	450,954
1,981	First Brands Group LLC (2022 Incremental Term Loan)[4,5]	(NR, WR)	03/30/27	0.000	659,516
203	Jason Group, Inc., 1 mo. USD Term SOFR + 6.000%[7,9,10]	(NR, NR)	11/30/26	10.079	184,158
856	Les Schwab Tire Centers, 1 mo. USD Term SOFR + 2.500%, 3 mo. USD Term SOFR + 2.500%[10]	(B, B2)	04/23/31	6.699 - 6.740	853,725
4,701	RVR Dealership Holdings LLC, 3 mo. USD Term SOFR + 3.750%[10]	(B, Caa1)	02/08/28	7.740	4,436,165
					17,396,953
Banking (0.3%)
1,136	Citco Funding LLC, 3 mo. USD Term SOFR + 2.750%[10]	(BB, Ba2)	04/27/28	6.806	1,143,044
2,639	HarbourVest Partners LLC, 3 mo. USD Term SOFR + 2.250%[7,10]	(BB+, Ba2)	04/18/30	6.252	2,646,064
					3,789,108

Credit Suisse Strategic Income Fund

Schedule of investments

October 31, 2025

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(continued)
Beverages (0.5%)
$1,236	Aramark Services, Inc., 1 mo. USD Term SOFR + 2.000%, 3 mo. USD Term SOFR + 2.000%[10]	(BBB-, Ba1)	06/22/30	5.965 - 6.199	$1,240,491
1,078	Aspire Bakeries Holdings LLC, 1 mo. USD Term SOFR + 3.500%[10]	(B, B2)	12/23/30	7.468	1,085,991
3,165	Newly Weds Foods, Inc., 1 mo. USD Term SOFR + 2.250%[10]	(B+, B1)	03/15/32	6.281	3,165,224
					5,491,706
Brokerage (0.2%)
2,201	DRW Holdings LLC, 3 mo. USD Term SOFR + 3.500%[10]	(BB-, Ba3)	06/26/31	7.502	2,162,217
223	RE/MAX International, Inc., 1 mo. USD Term SOFR + 2.500%[7,10]	(BB-, B2)	07/21/28	6.579	221,262
					2,383,479
Building & Construction (0.7%)
1,295	MV Holding GmbH, 1 mo. USD Term SOFR + 2.000%[10]	(BB-, Ba3)	03/17/32	5.968	1,301,286
2,471	Quikrete Holdings, Inc., 1 mo. USD Term SOFR + 2.250%[10]	(BB, Ba3)	02/10/32	6.215	2,476,716
1,094	Service Logic Acquisition, Inc., 1 mo. USD Term SOFR + 3.000%, 3 mo. USD Term SOFR + 3.000%[7,10]	(B, B2)	10/29/27	6.840 - 6.965	1,100,963
3,538	Tecta America Corp., 1 mo. USD Term SOFR + 3.000%[10]	(B, B2)	02/18/32	6.968	3,554,341
					8,433,306
Building Materials (0.7%)
2,194	ARAMSCO, Inc., 3 mo. USD Term SOFR + 4.750%[10]	(CCC+, Caa1)	10/10/30	8.752	1,509,022
1,200	Arcosa, Inc., 1 mo. USD Term SOFR + 2.000%[10]	(BBB-, Ba1)	10/01/31	5.965	1,205,254
427	Core & Main LP, 1 mo. USD Term SOFR + 2.000%[10]	(BB-, Ba3)	02/09/31	5.991	427,622
1,183	Cornerstone Building Brands, Inc., 1 mo. USD Term SOFR + 3.250%[10]	(B-, B3)	04/12/28	7.482	1,086,331
173	Cornerstone Building Brands, Inc., 1 mo. USD Term SOFR + 5.625%[10]	(B-, B3)	08/01/28	9.657	160,267
27	Kodiak Building Partners, Inc., 3 mo. USD Term SOFR + 3.750%[10]	(B+, B3)	12/04/31	7.752	26,373
3,442	White Cap Buyer LLC, 1 mo. USD Term SOFR + 3.250%[10]	(B, B2)	10/19/29	7.215	3,454,648
					7,869,517
Cable & Satellite TV (0.2%)
2,506	Ziggo Financing Partnership, 6 mo. USD Term SOFR + 3.250%[7,10]	(B+, B1)	01/15/33	7.027	2,462,424
Chemicals (2.1%)
1,487	AAP Buyer, Inc., 3 mo. USD Term SOFR + 2.750%[7,10]	(B+, B1)	09/09/31	6.752	1,488,798
1,584	Ascend Performance Materials Operations LLC, 1 mo. USD Term SOFR + 1.500%, 8.500% PIK[8,9,10]	(NR, NR)	11/24/25	14.116	900,990
3,236	Ascend Performance Materials Operations LLC[4,5]	(NR, NR)	08/27/26	0.000	49,542
430	CPC Acquisition Corp., 3 mo. USD Term SOFR + 7.750%[9,10]	(CC, Ca)	12/29/28	12.013	154,214
2,949	CPC Acquisition Corp., 3 mo. USD Term SOFR + 3.750%[10]	(CCC, Caa2)	12/29/27	8.013	2,462,447
1,923	Fortis 333, Inc., 3 mo. USD Term SOFR + 3.500%[10]	(B, B2)	03/29/32	7.502	1,862,862
861	Hexion Holdings Corp., 1 mo. USD Term SOFR + 7.438%[10]	(CCC+, Caa2)	03/15/30	11.502	844,970
3,619	Hexion Holdings Corp., 1 mo. USD Term SOFR + 4.000%[10]	(B-, B2)	03/15/29	8.031	3,558,458
1,298	Illuminate Buyer LLC, 1 mo. USD Term SOFR + 2.500%[10]	(B+, B2)	12/31/29	6.465	1,297,134
760	INEOS Quattro Holdings U.K. Ltd., 1 mo. USD Term SOFR + 4.250%[10]	(BB-, B2)	10/07/31	8.215	613,849
1,348	INEOS U.S. Finance LLC, 1 mo. USD Term SOFR + 3.250%[10]	(BB-, B1)	02/18/30	7.215	1,161,261
3,473	INEOS U.S. Finance LLC, 1 mo. USD Term SOFR + 3.000%[10]	(BB-, B1)	02/07/31	6.965	2,954,351
306	Minerals Technologies, Inc., 1 mo. USD Term SOFR + 2.000%[7,10]	(BB+, Ba1)	11/26/31	5.968	306,277
273	New Arclin U.S. Holding Corp., 1 mo. USD Term SOFR + 7.000%[9,10]	(CCC+, Caa1)	09/30/29	11.065	272,365
552	Olympus Water U.S. Holding Corp.[10,12]	(B-, B3)	07/23/32	0.000	550,594
1,392	PMHC II, Inc., 3 mo. USD Term SOFR + 6.250%[7,10]	(CCC+, Caa1)	04/21/29	10.177	1,155,227
1,777	PMHC II, Inc., 3 mo. USD Term SOFR + 4.250%[10]	(CCC+, Caa1)	04/23/29	8.327	1,387,632
1,820	Polar U.S. Borrower LLC[4,5,9]	(CCC, Caa3)	10/16/28	0.000	216,110

Credit Suisse Strategic Income Fund

Schedule of investments

October 31, 2025

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(continued)
Chemicals—(concluded)
$3,780	Polar U.S. Borrower LLC, 0.750% PIK[4,8,9]	(CCC, Caa3)	10/16/28	0.000	$448,901
1,736	RelaDyne, Inc., 1 mo. USD Term SOFR + 3.500%[10]	(B, B3)	12/23/30	7.465	1,741,195
127	SK Neptune Husky Finance SARL[4,5,9]	(NR, WR)	04/30/26	0.000	16,818
1,306	SK Neptune Husky Group SARL[4,5,9]	(NR, NR)	01/03/29	0.000	32,638
					23,476,633
Diversified Capital Goods (0.7%)
297	DexKo Global, Inc., 1 mo. USD Term SOFR + 3.750%[10]	(B-, B2)	10/04/28	7.829	292,976
1,371	Kohler Energy Co. LLC, 3 mo. USD Term SOFR + 3.750%[10]	(B, B1)	05/01/31	7.752	1,377,425
5,926	Topgolf Callaway Brands Corp., 1 mo. USD Term SOFR + 3.000%[10]	(B, B1)	03/18/30	6.965	5,891,621
					7,562,022
Electronics (1.0%)
786	Altar Bidco, Inc., 1 yr. USD Term SOFR + 5.600%[10]	(CCC+, Caa1)	02/01/30	9.283	753,115
513	Altar Bidco, Inc.[10,12]	(B, B1)	02/01/29	0.000	506,011
936	Coherent Corp., 1 mo. USD Term SOFR + 1.750%[10]	(BB, Ba1)	07/02/29	5.715	938,613
1,921	Idemia Group, 3 mo. USD Term SOFR + 4.250%[10]	(B, B2)	09/30/28	8.252	1,930,331
500	Infinite Bidco LLC, 3 mo. USD Term SOFR + 7.000%[10]	(CCC, Caa2)	03/02/29	11.102	454,690
52	Ingram Micro, Inc., 3 mo. USD Term SOFR + 2.250%[10]	(BB, Ba3)	09/22/31	6.248	52,106
6,526	SolarWinds Holdings, Inc., 3 mo. USD Term SOFR + 4.000%[10]	(B, B2)	04/16/32	8.026	6,501,434
					11,136,300
Energy—Exploration & Production (0.8%)
1,134	AL GCX Fund VIII Holdings LLC, 1 mo. USD Term SOFR + 2.000%[10]	(BB, Ba3)	01/30/32	6.102	1,133,567
225	AL GCX Holdings LLC, 1 mo. USD Term SOFR + 2.000%[10]	(BB, Ba3)	05/17/29	6.102	225,252
947	BIP PipeCo Holdings LLC, 3 mo. USD Term SOFR + 2.250%[10]	(B+, Ba3)	12/06/30	6.186	946,972
6,262	Colossus Acquireco LLC, 3 mo. USD Term SOFR + 1.750%[10]	(BB+, Ba1)	07/30/32	5.870	6,241,971
1,030	EMG Utica LLC, 3 mo. USD Term SOFR + 4.000%[7,10]	(B+, B3)	04/01/30	8.002	1,039,380
962	PES Holdings LLC, 3.000% PIK[4,8,9]	(NR, NR)	12/31/25	0.000	8,415
					9,595,557
Environmental (0.6%)
3,221	GFL Environmental, Inc., 3 mo. USD Term SOFR + 2.500%[10]	(B, B2)	03/03/32	6.671	3,227,070
1,890	LRS Holdings LLC, 1 mo. USD Term SOFR + 4.250%[10]	(B-, Caa1)	08/31/28	8.329	1,861,828
319	Reworld Holding Corp. (Term Loan B), 1 mo. USD Term SOFR + 2.250%[10]	(BB, Ba3)	11/30/28	6.281	319,514
25	Reworld Holding Corp. (Term Loan C), 1 mo. USD Term SOFR + 2.250%[10]	(BB, Ba3)	11/30/28	6.281	24,733
766	The Action Environmental Group, Inc., 3 mo. USD Term SOFR + 3.250%[9]	(B, B2)	10/24/30	7.252	768,035
475	Vestis Corp., 3 mo. USD Term SOFR + 2.250%[10]	(BB-, B2)	02/22/31	6.448	452,306
172	WIN Waste Innovations Holdings, Inc., 1 mo. USD Term SOFR + 2.750%[10]	(B-, B3)	03/24/28	6.829	172,321
					6,825,807
Food—Wholesale (0.8%)
3,047	AI Aqua Merger Sub, Inc., 1 mo. USD Term SOFR + 3.000%[10]	(B, B3)	07/31/28	7.129	3,057,337
3,056	Froneri Lux Finco SARL[10,12]	(BB-, B1)	08/02/32	0.000	3,057,825
1,306	Golden State Food LLC, 1 mo. USD Term SOFR + 4.000%[10]	(B, B3)	12/04/31	8.163	1,312,296
1,946	Nomad Foods U.S. LLC, 1 mo. USD Term SOFR + 2.500%[10]	(BB-, B1)	11/12/29	6.579	1,948,690
260	WOOF Holdings, Inc., 3 mo. USD Term SOFR + 4.012%[10]	(CCC-, Ca)	12/31/29	8.013	97,443
					9,473,591
Gaming (0.4%)
4,508	Caesars Entertainment, Inc., 1 mo. USD Term SOFR + 2.250%[10]	(BB-, Ba3)	02/06/30	6.215	4,485,927
Gas Distribution (0.3%)
1,236	AL NGPL Holdings LLC, 3 mo. USD Term SOFR + 2.250%[10]	(B+, Ba3)	12/09/30	6.186	1,235,130
1,731	BCP Renaissance Parent LLC, 3 mo. USD Term SOFR + 2.500%[10]	(B+, B2)	10/31/28	6.502	1,739,358

Credit Suisse Strategic Income Fund

Schedule of investments

October 31, 2025

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(continued)
Gas Distribution—(concluded)
$504	Epic Crude Services LP, 3 mo. USD Term SOFR + 2.500%[10]	(BB-, Ba3)	10/15/31	6.340	$507,256
					3,481,744
Health Facilities (0.2%)
617	Carestream Health, Inc., 3 mo. USD Term SOFR + 7.500%[9,10]	(CCC+, Caa2)	09/30/27	11.602	309,849
855	Sharp Services LLC, 3 mo. USD Term SOFR + 3.000%[7,10]	(B-, B3)	09/29/32	6.990	859,298
747	Sonrava Health Holdings LLC[4,5,9]	(NR, B3)	05/18/28	0.000	713,202
3,077	Sonrava Health Holdings LLC, 5.500% PIK[4,5,7,8,9]	(NR, Caa3)	08/18/28	0.000	584,605
249	Zest Acquisition Corp., 3 mo. USD Term SOFR + 5.250%[10]	(B, B3)	02/08/28	9.109	249,910
					2,716,864
Health Services (2.6%)
6,218	ADMI Corp., 1 mo. USD Term SOFR + 3.375%[10]	(B-, B3)	12/23/27	7.454	5,873,261
245	ADMI Corp., 1 mo. USD Term SOFR + 5.750%[10]	(B-, B3)	12/23/27	9.715	236,864
6,343	Athenahealth Group, Inc., 1 mo. USD Term SOFR + 2.750%[10]	(B-, B2)	02/15/29	6.715	6,323,803
2,048	Concentra Health Services, Inc., 1 mo. USD Term SOFR + 2.000%[10]	(BB, Ba2)	07/26/31	5.965	2,056,261
2,389	Elanco Animal Health, Inc., 1 mo. USD Term SOFR + 1.750%[10]	(BB+, Ba1)	08/01/27	5.715	2,391,378
230	EyeCare Partners LLC, 3 mo. USD Term SOFR + 1.000%, 3.610% PIK[8,10]	(CCC+, Caa2)	11/30/28	8.580	136,080
546	Learning Care Group U.S. No. 2, Inc., 3 mo. USD Term SOFR + 4.000%[10]	(B, B2)	08/11/28	7.859 - 8.228	537,457
504	MedAssets Software Intermediate Holdings, Inc., 3 mo. USD Term SOFR + 4.000%[10]	(B, Caa1)	12/15/28	8.003	485,126
359	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 4.000%[10]	(CCC, Ca)	12/15/28	8.116	307,796
138	MedAssets Software Intermediate Holdings, Inc., 3 mo. USD Term SOFR + 5.250%[10]	(B, Caa1)	12/15/28	9.253	136,565
520	PointClickCare Technologies, Inc., 3 mo. USD Term SOFR + 2.750%[10]	(B, B3)	11/03/31	6.752	521,545
2,440	Radiology Partners, Inc., 3 mo. USD Term SOFR + 4.500%[10]	(B-, B2)	06/30/32	8.502	2,440,053
562	Southern Veterinary Partners LLC, 3 mo. USD Term SOFR + 2.500%[10]	(B, B2)	12/04/31	6.365	562,388
1,202	Therapy Brands Holdings LLC, 1 mo. USD Term SOFR + 4.000%[9,10]	(CCC+, B3)	05/18/28	8.079	1,014,279
1,438	TTF Holdings LLC, 6 mo. USD Term SOFR + 3.750%[10]	(B, B3)	07/18/31	7.794	1,328,455
5,826	U.S. Radiology Specialists, Inc., 3 mo. USD Term SOFR + 4.750%[10]	(B-, B3)	12/15/27	8.752	5,857,988
					30,209,299
Hotels (0.4%)
1,514	Alterra Mountain Co., 1 mo. USD Term SOFR + 2.500%[10]	(B+, B1)	08/17/28	6.465	1,522,002
2,680	Alterra Mountain Co., 1 mo. USD Term SOFR + 2.500%[10]	(B+, B1)	05/31/30	6.465	2,692,114
					4,214,116
Insurance Brokerage (2.6%)
3,538	Alera Group, Inc., 1 mo. USD Term SOFR + 3.250%[10]	(B, B2)	05/31/32	7.215	3,559,906
3,262	AmWINS Group, Inc., 3 mo. USD Term SOFR + 2.250%[10]	(B+, B1)	01/30/32	6.252	3,269,767
4,944	Ardonagh Midco 3 PLC, 3 mo. USD Term SOFR + 2.750%, 6 mo. USD Term SOFR + 2.750%[10]	(B-, B3)	02/15/31	6.752 - 6.950	4,938,188
789	Goosehead Insurance Holdings LLC, 1 mo. USD Term SOFR + 3.000%[7,10]	(B+, B2)	01/08/32	7.048	791,863
2,825	Howden Group Holdings Ltd., 1 mo. USD Term SOFR + 2.750%[10]	(B, B2)	02/15/31	6.715	2,832,688
5,790	HUB International Ltd., 3 mo. USD Term SOFR + 2.250%[10]	(B+, B1)	06/20/30	6.120	5,815,096
3,811	OneDigital Borrower LLC, 1 mo. USD Term SOFR + 3.000%[10]	(B, B2)	07/02/31	6.965	3,818,780
1,000	OneDigital Borrower LLC, 1 mo. USD Term SOFR + 5.250%[10]	(CCC+, Caa2)	07/02/31	9.215	1,010,630
2,377	Summit Acquisition, Inc., 1 mo. USD Term SOFR + 3.500%[10]	(B-, B3)	10/16/31	7.465	2,385,154
1,633	Trucordia Insurance Holdings LLC, 1 mo. USD Term SOFR + 3.250%[10]	(B, B2)	06/17/32	7.215	1,640,910
					30,062,982
Investments & Misc. Financial Services (2.9%)
855	AllSpring Buyer LLC, 3 mo. USD Term SOFR + 2.750%[10]	(BB-, Ba3)	11/01/30	6.813	857,590
194	Altisource Solutions SARL, 3 mo. USD Term SOFR + 6.500%[7,10]	(CCC-, Caa2)	04/30/30	10.602	201,350

Credit Suisse Strategic Income Fund

Schedule of investments

October 31, 2025

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(continued)
Investments & Misc. Financial Services—(concluded)
$88	Altisource Solutions SARL[6,7,9]	(NR, NR)	04/30/30	0.000	$0
90	Altisource Solutions SARL, 3 mo. USD Term SOFR + 6.500%[7,9,10]	(B, B3)	02/19/29	10.602	90,106
3,127	Ankura Consulting Group LLC, 3 mo. USD Term SOFR + 3.500%[10]	(B-, B3)	12/29/31	7.365	3,073,983
6,546	AqGen Island Holdings, Inc., 1 mo. USD Term SOFR + 3.000%[10]	(B-, B3)	08/02/28	6.965	6,560,948
303	Chrysaor Bidco SARL, 3 mo. USD Term SOFR + 3.250%[10]	(B, B3)	10/30/31	7.144	304,141
3,508	CPI Holdco B LLC, 1 mo. USD Term SOFR + 2.000%[10]	(BB-, Ba3)	05/19/31	5.965	3,510,505
187	Focus Financial Partners LLC, 1 mo. USD Term SOFR + 2.750%[10]	(B, B2)	09/15/31	6.715	187,920
2,934	Galaxy U.S. Opco, Inc., 3 mo. USD Term SOFR + 2.000%, 3.750% PIK[8,10]	(CCC+, Caa2)	07/31/30	9.590	2,667,310
484	Guggenheim Partners LLC, 3 mo. USD Term SOFR + 2.500%[10]	(BB, NR)	11/26/31	6.502	486,481
1,689	HighTower Holdings LLC, 3 mo. USD Term SOFR + 2.750%[10]	(B-, B2)	02/03/32	7.071	1,691,244
4,143	Hudson River Trading LLC, 1 mo. USD Term SOFR + 2.750%[10]	(BB, Ba2)	03/18/30	6.782	4,153,238
1,405	Kestra Advisor Services Holdings A, Inc., 1 mo. USD Term SOFR + 3.000%[10]	(B-, B3)	03/22/31	6.965	1,410,066
39	Secretariat Advisors LLC[11]	(B-, B3)	02/28/32	4.000	38,968
320	Secretariat Advisors LLC, 3 mo. USD Term SOFR + 4.000%[10]	(B-, B3)	02/28/32	8.002	321,817
6,766	Sedgwick Claims Management Services, Inc., 1 mo. USD Term SOFR + 2.500%[10]	(B+, B2)	07/31/31	6.465	6,771,905
1,125	VFH Parent LLC, 1 mo. USD Term SOFR + 2.500%[10]	(B+, B1)	06/21/31	6.465	1,128,767
					33,456,339
Machinery (0.8%)
675	C&D Technologies, Inc., 1 mo. USD Term SOFR + 5.750%[10]	(B-, B2)	12/20/26	9.829	667,564
592	Chart Industries, Inc., 3 mo. USD Term SOFR + 2.500%[10]	(BB-, Ba2)	03/15/30	6.476	595,414
1,399	CPM Holdings, Inc., 1 mo. USD Term SOFR + 4.500%[10]	(B-, B3)	09/28/28	8.634	1,395,979
549	Cube Industrials Buyer, Inc., 3 mo. USD Term SOFR + 3.000%[10]	(B, B3)	10/17/31	6.912	552,107
680	Generac Power Systems, Inc., 1 mo. USD Term SOFR + 1.750%[10]	(BB+, Ba1)	07/03/31	5.884	684,617
1,441	LSF12 Badger Bidco LLC, 1 mo. USD Term SOFR + 5.500%[7,10]	(B-, B3)	08/30/30	9.465	1,442,767
410	LTI Holdings, Inc., 1 mo. USD Term SOFR + 3.750%[10]	(B-, B3)	07/29/29	7.715	412,492
1,902	Madison IAQ LLC, 6 mo. USD Term SOFR + 3.250%[10]	(B, B1)	05/06/32	7.452	1,911,011
733	Madison IAQ LLC, 6 mo. USD Term SOFR + 2.500%[10]	(B, B1)	06/21/28	6.702	735,467
557	Madison Safety & Flow LLC, 1 mo. USD Term SOFR + 2.500%[10]	(B, B2)	09/26/31	6.468	559,875
285	Mirion Technologies, Inc., 3 mo. USD Term SOFR + 2.250%[10]	(BB, Ba2)	06/04/32	6.252	287,145
					9,244,438
Media—Diversified (0.9%)
5,311	Cast & Crew Payroll LLC, 1 mo. USD Term SOFR + 3.750%[10]	(B-, B3)	12/29/28	7.715	4,383,470
2,357	Delta 2 LUX SARL, 3 mo. USD Term SOFR + 2.000%[10]	(BB+, NR)	09/30/31	6.002	2,363,288
529	Oceankey U.S. II Corp., 1 mo. USD Term SOFR + 3.500%[10]	(B-, B2)	12/15/28	7.565	527,604
396	Technicolor Creative Studios, 0.500% PIK[3,4,5,6,7,8]	(NR, NR)	08/06/33	0.500	0
3,104	X corp.	(NR, NR)	10/26/29	9.500	3,117,559
					10,391,921
Medical Products (0.6%)
2,614	Covetrus, Inc., 3 mo. USD Term SOFR + 5.000%[10]	(CCC+, B2)	10/13/29	9.002	2,304,089
4,595	Medline Borrower LP, 1 mo. USD Term SOFR + 2.000%[10]	(BB-, Ba3)	10/23/28	5.965	4,603,845
					6,907,934
Oil Field Equipment & Services (0.2%)
271	MRC Global U.S., Inc., 6 mo. USD Term SOFR + 3.500%[7,10]	(B, B2)	10/29/31	7.198	271,797
2,227	Rockpoint Gas Storage Partners LP, 3 mo. USD Term SOFR + 2.500%[10]	(BB, B1)	09/18/31	6.343	2,236,566
					2,508,363
Packaging (1.1%)
2,233	Berlin Packaging LLC, 1 mo. USD Term SOFR + 3.250%, 3 mo. USD Term SOFR + 3.250%[10]	(B-, B2)	06/07/31	7.235 - 7.384	2,233,432

Credit Suisse Strategic Income Fund

Schedule of investments

October 31, 2025

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(continued)
Packaging—(concluded)
$27	Clydesdale Acquisition Holdings, Inc.[11]	(B+, B2)	04/01/32	0.000	$26,971
1,589	Clydesdale Acquisition Holdings, Inc., 1 mo. USD Term SOFR + 3.250%[10]	(B+, B2)	04/01/32	7.215	1,587,287
810	Mauser Packaging Solutions Holding Co., 1 mo. USD Term SOFR + 3.000%[10]	(B, B2)	04/15/27	7.129	811,985
6,416	Proampac PG Borrower LLC, 3 mo. USD Term SOFR + 4.000%[10]	(B-, B3)	09/15/28	7.905 - 8.195	6,424,341
1,609	Technimark Holdings LLC, 1 mo. USD Term SOFR + 3.250%[10]	(B-, B3)	04/14/31	7.252	1,610,419
					12,694,435
Personal & Household Products (1.0%)
9,121	ABG Intermediate Holdings 2 LLC, 1 mo. USD Term SOFR + 2.250%[10]	(B+, B1)	12/21/28	6.215	9,127,182
1,166	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%[10]	(NR, NR)	06/29/28	11.616	1,099,251
13	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%[7,10]	(NR, NR)	06/29/28	11.484	13,130
1,292	Somnigroup International, Inc., 1 mo. USD Term SOFR + 2.250%[10]	(BBB-, Ba1)	10/24/31	6.215	1,300,981
					11,540,544
Pharmaceuticals (0.2%)
1,154	Bausch & Lomb Corp., 1 mo. USD Term SOFR + 4.250%[10]	(B, B1)	01/15/31	8.215	1,163,138
580	Dechra Pharmaceuticals Holdings Ltd., 6 mo. USD Term SOFR + 3.250%[10]	(B-, B2)	01/27/32	7.447	581,925
					1,745,063
Real Estate Development & Management (0.6%)
6,483	BIFM U.S. Finance LLC, 1 mo. USD Term SOFR + 3.250%[10]	(B, B3)	05/31/28	7.215	6,508,916
Real Estate Investment Trusts (0.2%)
1,986	Starwood Property Trust, Inc., 1 mo. USD Term SOFR + 1.750%[7,10]	(BB, Ba2)	11/18/27	5.715	1,988,558
Recreation & Travel (1.4%)
1,751	Arcis Golf LLC, 1 mo. USD Term SOFR + 2.750%[10]	(B+, B2)	11/24/28	6.715	1,758,502
357	EOC Borrower LLC, 1 mo. USD Term SOFR + 3.750%[10]	(B+, B2)	03/24/28	7.715	358,529
5,368	EOC Borrower LLC, 1 mo. USD Term SOFR + 3.000%[10]	(B+, B2)	03/24/32	6.965	5,403,156
3,359	Motion Finco SARL, 3 mo. USD Term SOFR + 3.500%[10]	(B-, B3)	11/12/29	7.502	2,920,136
1,337	OVG Business Services LLC, 1 mo. USD Term SOFR + 3.000%[10]	(B-, B2)	06/25/31	6.965	1,338,617
3,352	SeaWorld Parks & Entertainment, Inc., 1 mo. USD Term SOFR + 2.000%[10]	(BB+, Ba2)	12/04/31	5.965	3,348,643
1,263	Six Flags Entertainment Corp., 1 mo. USD Term SOFR + 2.000%[10]	(BB+, Ba1)	05/01/31	5.965	1,257,075
					16,384,658
Restaurants (0.9%)
2,577	Flynn Restaurant Group LP, 1 mo. USD Term SOFR + 3.750%[10]	(B, B2)	01/28/32	7.715	2,590,224
5,970	IRB Holding Corp., 1 mo. USD Term SOFR + 2.500%[10]	(B+, B2)	12/15/27	6.465	5,984,818
1,818	K-Mac Holdings Corp., 1 mo. USD Term SOFR + 3.250%[10]	(B-, B3)	07/21/28	7.215	1,832,426
					10,407,468
Software—Services (9.9%)
218	Amspec Parent LLC, 3 mo. USD Term SOFR + 3.500%[10]	(B, B2)	12/22/31	7.405 - 7.502	219,498
1,413	Amspec Parent LLC, 3 mo. USD Term SOFR + 3.500%[10]	(B, B2)	12/22/31	7.502	1,424,593
5,940	Applied Systems, Inc., 3 mo. USD Term SOFR + 2.250%[10]	(B-, B1)	02/24/31	6.252	5,957,868
2,029	AQ Carver Buyer, Inc., 3 mo. USD Term SOFR + 5.500%[10]	(B, B3)	08/02/29	9.602	1,942,953
923	Astra Acquisition Corp.[4,5,9]	(D, WR)	02/25/28	0.000	179,986
1,139	Astra Acquisition Corp.[4,5,9]	(D, WR)	10/25/28	0.000	13,341
79	Astra Acquisition Corp.[6,7,10,12]	(NR, NR)	04/01/26	0.000	78,865
20	Astra Acquisition Corp.[7,10,12]	(NR, NR)	04/01/26	0.000	19,716
1,622	Avalara, Inc., 3 mo. USD Term SOFR + 2.750%[10]	(B-, B2)	03/26/32	6.735	1,627,432
2,028	BCPE Pequod Buyer, Inc., 1 mo. USD Term SOFR + 3.000%[10]	(B, B3)	11/25/31	6.965	2,036,576
1,895	Camelot U.S. Acquisition LLC, 1 mo. USD Term SOFR + 2.750%[10]	(BB-, B1)	01/31/31	6.715	1,864,032

Credit Suisse Strategic Income Fund

Schedule of investments

October 31, 2025

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(continued)
Software—Services—(concluded)
$4,234	CE Intermediate I LLC, 3 mo. USD Term SOFR + 3.000%[10]	(B-, B3)	03/25/32	7.226	$4,239,676
281	Clearwater Analytics LLC, 6 mo. USD Term SOFR + 2.250%[10]	(BB-, B1)	04/21/32	6.461	282,034
4,710	CommScope, Inc., 1 mo. USD Term SOFR + 4.750%[10]	(B-, B3)	12/17/29	8.715	4,758,391
3,610	Corel Corp., 3 mo. USD Term SOFR + 5.000%[9,10]	(CCC+, B3)	07/02/26	9.299	3,454,319
3,822	Cornerstone OnDemand, Inc., 1 mo. USD Term SOFR + 3.750%[10]	(B-, B2)	10/16/28	7.829	3,678,979
1,793	Corpay Technologies Operating Co. LLC, 1 mo. USD Term SOFR + 1.750%[10]	(BB+, Ba1)	04/28/28	5.715	1,793,886
1,937	Darktrace PLC, 3 mo. USD Term SOFR + 3.250%[10]	(B-, B2)	10/09/31	7.185	1,943,349
344	Darktrace PLC, 3 mo. USD Term SOFR + 5.250%[10]	(CCC, Caa2)	10/09/32	9.185	343,926
464	Dayforce, Inc., 3 mo. USD Term SOFR + 2.000%[7,10]	(BB-, Ba2)	03/01/31	5.840	464,789
1,250	DCert Buyer, Inc., 1 mo. USD Term SOFR + 7.000%[10]	(CCC, Caa2)	02/19/29	10.965	1,131,513
6,367	EagleView Technology Corp., 3 mo. USD Term SOFR + 5.500%[10]	(B-, B3)	08/14/28	9.502	6,253,707
140	EP Purchaser LLC, 1 mo. USD Term SOFR + 4.500%[10]	(B+, B3)	11/06/28	8.579	121,340
1,525	Epicor Software Corp.[10,12]	(B-, B2)	05/30/31	0.000	1,529,937
4,649	First Advantage Holdings LLC, 1 mo. USD Term SOFR + 2.750%[10]	(B+, B1)	10/31/31	6.715	4,534,364
905	Fleet Midco I Ltd., 6 mo. USD Term SOFR + 2.500%[7,10]	(B+, B2)	02/21/31	6.542	908,419
669	Javelin Buyer, Inc., 3 mo. USD Term SOFR + 5.000%[9,10]	(CCC+, Caa2)	12/06/32	9.199	668,158
638	Johnstone Supply LLC, 1 mo. USD Term SOFR + 2.500%[10]	(B, B2)	06/09/31	6.502	640,015
2,650	KnowBe4, Inc., 3 mo. USD Term SOFR + 3.750%[10]	(B-, B2)	07/23/32	7.590	2,650,326
1,019	Marcel LUX IV SARL, 1 mo. USD Term SOFR + 3.000%[7,10]	(B+, B2)	11/12/30	7.130	1,022,748
4,502	Mitnick Corporate Purchaser, Inc., 3 mo. USD Term SOFR + 4.750%[10]	(B-, B3)	05/02/29	8.690	3,266,158
5,714	OID-OL Intermediate I LLC, 3 mo. USD Term SOFR + 4.250%[10]	(CCC+, Caa1)	02/01/29	8.240	4,871,062
2,321	OID-OL Intermediate I LLC, 3 mo. USD Term SOFR + 6.000%[10]	(B, B1)	02/01/29	9.840	2,401,499
696	Polaris Newco LLC, 1 mo. GBP SONIA + 5.250%[10,13]	(CCC+, B3)	06/02/28	9.219	835,605
5,837	Polaris Newco LLC, 3 mo. USD Term SOFR + 4.000%[10]	(CCC+, B3)	06/02/28	8.102	5,596,198
1,619	Project Alpha Intermediate Holding, Inc., 3 mo. USD Term SOFR + 3.250%[10]	(B, B2)	10/26/30	7.252	1,621,623
2,146	Project Alpha Intermediate Holding, Inc., 3 mo. USD Term SOFR + 5.000%[10]	(B-, Caa1)	05/09/33	9.002	2,094,772
1,455	Project Ruby Ultimate Parent Corp., 1 mo. USD Term SOFR + 2.750%[10]	(B, B2)	03/10/28	6.829	1,460,645
4,308	Proofpoint, Inc., 1 mo. USD Term SOFR + 3.000%[10]	(B-, B2)	08/31/28	6.965	4,334,081
7,809	RealPage, Inc., 3 mo. USD Term SOFR + 3.000%[10]	(B-, B3)	04/24/28	7.263	7,802,621
2,809	Redstone Holdco 2 LP, 3 mo. USD Term SOFR + 4.750%[7,10]	(CCC-, Caa2)	04/27/28	8.852	1,193,656
2,929	Rithum Holdings, Inc., 3 mo. USD Term SOFR + 4.750%[9]	(B-, B3)	07/21/32	8.752	2,933,375
229	Shermco Intermediate Holdings, Inc.[7,10,12]	(B-, B3)	10/27/32	0.000	229,206
1,250	Shift4 Payments LLC, 3 mo. USD Term SOFR + 2.500%[10]	(BB+, Ba1)	06/30/32	6.502	1,259,429
471	SkillSoft Corp., 1 mo. USD Term SOFR + 5.250%[10]	(B-, B2)	07/14/28	9.342	412,579
1,132	Symplr Software, Inc., 3 mo. USD Term SOFR + 4.500%[10]	(B-, Caa1)	12/22/27	8.440	1,000,370
446	Thermostat Purchaser III, Inc., 3 mo. USD Term SOFR + 4.250%[10]	(B-, B2)	08/31/28	8.252	447,076
1,441	Thevelia U.S. LLC, 3 mo. USD Term SOFR + 3.000%[10]	(B, B2)	06/18/29	7.002	1,446,178
5,832	UKG, Inc., 3 mo. USD Term SOFR + 2.500%[10]	(B-, B2)	02/10/31	6.338	5,838,119
2,724	VS Buyer LLC, 3 mo. USD Term SOFR + 2.250%[10]	(B+, B2)	04/12/31	6.090	2,703,995
680	World Wide Technology Holding Co. LLC, 1 mo. USD Term SOFR + 2.000%[10]	(BB, Ba3)	03/01/30	5.991	682,846
2,390	ZoomInfo LLC, 1 mo. USD Term SOFR + 1.750%[10]	(BB+, Ba1)	02/28/30	5.715	2,362,775
3,132	Zuora, Inc., 1 mo. USD Term SOFR + 3.500%[10]	(B, B3)	02/14/32	7.465	3,082,017
					113,660,621
Steel Producers/Products (0.1%)
735	Grinding Media, Inc., 3 mo. USD Term SOFR + 3.500%[7,10]	(B-, B3)	10/12/28	7.698	737,680
Support—Services (3.0%)
523	Albion Financing 3 SARL, 3 mo. USD Term SOFR + 3.000%[10]	(BB-, B1)	05/21/31	7.215	526,507
720	Belfor Holdings, Inc., 1 mo. USD Term SOFR + 2.750%[7,10]	(B-, B2)	11/01/30	6.715	723,084
2,475	Belron Finance 2019 LLC, 3 mo. USD Term SOFR + 2.250%[10]	(BB-, Ba3)	10/16/31	6.492	2,490,268
2,816	CoreLogic, Inc., 1 mo. USD Term SOFR + 6.500%[10]	(CCC, Caa2)	06/04/29	10.579	2,825,185
1,542	CoreLogic, Inc., 1 mo. USD Term SOFR + 3.500%[10]	(B-, B2)	06/02/28	7.579	1,544,387
4,433	Form Technologies LLC, 3 mo. USD Term SOFR + 5.750%[10]	(B-, B3)	07/19/30	9.620	3,939,422
3,182	Fugue Finance BV, 3 mo. USD Term SOFR + 2.750%[10]	(B, B2)	01/09/32	6.949	3,194,082

Credit Suisse Strategic Income Fund

Schedule of investments

October 31, 2025

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Bank loans—(concluded)
Support—Services—(concluded)
$2,750	Gloves Buyer, Inc., 1 mo. USD Term SOFR + 4.000%[10]	(B-, B3)	05/21/32	7.965	$2,717,658
523	Herc Holdings, Inc., 1 mo. USD Term SOFR + 2.000%[10]	(BBB-, Baa3)	06/02/32	6.106	526,613
548	KUEHG Corp., 3 mo. USD Term SOFR + 2.750%[10]	(B+, B1)	06/12/30	6.752	546,638
280	LaserShip, Inc., 3 mo. USD Term SOFR + 4.000%[10]	(CCC-, Caa2)	01/02/29	8.002	203,822
656	LaserShip, Inc., 3 mo. USD Term SOFR + 6.250%[10]	(B, B2)	01/02/29	10.252	665,461
4,414	LaserShip, Inc., 3 mo. USD Term SOFR + 1.500%[10]	(CCC, Caa2)	08/10/29	5.763	3,141,197
551	LaserShip, Inc., 3 mo. USD Term SOFR + 1.500%[10]	(CCC-, Caa3)	08/10/29	5.502 - 5.763	160,584
507	Nuvei Technologies Corp., 1 mo. USD Term SOFR + 2.750%[10]	(B+, B1)	11/17/31	6.715	508,276
4,477	PODS LLC, 1 mo. USD Term SOFR + 3.000%[10]	(B-, B3)	03/31/28	7.079	4,402,571
172	PODS LLC, 1 mo. USD Term SOFR + 4.000%[7,10]	(B-, B3)	03/31/28	8.079	171,182
4,453	Tempo Acquisition LLC, 1 mo. USD Term SOFR + 1.750%[10]	(BB, Ba3)	08/31/28	5.715	4,344,253
400	TruGreen LP, 3 mo. USD Term SOFR + 8.500%[9,10]	(CCC, Caa3)	11/02/28	12.602	364,252
1,693	Voyager Parent LLC, 3 mo. USD Term SOFR + 4.750%[10]	(B, B1)	07/01/32	8.752	1,695,564
					34,691,006
Tech Hardware & Equipment (1.2%)
546	Allegro Microsystems, Inc., 1 mo. USD Term SOFR + 2.000%[7,10]	(BB, Ba3)	10/31/30	5.965	546,656
867	Disco Parent, Inc., 3 mo. USD Term SOFR + 3.250%[7,10]	(B-, B3)	08/06/32	7.484	872,528
781	Everest SubBidCo (USD Term Loan B1), 3 mo. USD Term SOFR + 4.500%[10]	(B-, B3)	12/10/31	8.436	781,044
389	Everest SubBidCo (USD Term Loan B2), 3 mo. USD Term SOFR + 4.500%[10]	(B-, B3)	12/10/31	8.436	389,059
3,531	Gryphon Debt Merger Sub, Inc., 6 mo. USD Term SOFR + 3.000%[10]	(B+, B1)	09/13/32	6.848	3,551,800
3,750	Sandisk Corp., 3 mo. USD Term SOFR + 3.000%[10]	(BB, Ba3)	02/20/32	6.857	3,762,056
1,030	Ultra Clean Holdings, Inc., 1 mo. USD Term SOFR + 2.750%[10]	(B+, B1)	02/25/28	6.715	1,036,905
2,992	Viavi Solutions, Inc., 3 mo. USD Term SOFR + 2.500%[10]	(BB, Ba1)	10/16/32	6.394	3,000,415
					13,940,463
Telecom—Wireline Integrated & Services (0.4%)
1,150	Altice Financing SA, 3 mo. USD Term SOFR + 5.000%[10]	(CCC+, Caa2)	10/31/27	8.905	913,426
673	Altice France S.A., 3 mo. USD Term SOFR + 5.063%[10]	(CCC+, Caa1)	10/30/28	9.048	664,477
752	Altice France SA, 3 mo. USD Term SOFR + 6.875%[10]	(CCC+, Caa1)	05/31/31	10.860	751,065
2,011	Patagonia Holdco LLC, 3 mo. USD Term SOFR + 5.750%[10]	(NR, B3)	08/01/29	9.984	1,555,538
1,000	Virgin Media Bristol LLC, 1 mo. USD Term SOFR + 3.250%[10]	(B+, Ba3)	01/31/29	7.397	999,585
63	Virgin Media Bristol LLC, 1 mo. USD Term SOFR + 2.500%[10]	(B+, Ba3)	01/31/28	6.647	63,070
					4,947,161
Theaters & Entertainment (1.0%)
2,385	Herschend Entertainment Co. LLC, 1 mo. USD Term SOFR + 3.250%[10]	(B+, Ba3)	05/27/32	7.215	2,399,649
1,761	Live Nation Entertainment, Inc., 1 mo. USD Term SOFR + 2.000%[7,10]	(BB, Ba1)	10/21/32	6.024	1,762,782
7,300	TKO Worldwide Holdings LLC, 3 mo. USD Term SOFR + 2.000%[10]	(BB, Ba2)	11/21/31	6.038	7,324,886
					11,487,317
Transport Infrastructure/Services (0.0%)
430	NA Rail HoldCo. LLC, 3 mo. USD Term SOFR + 3.000%[10]	(B, B2)	03/08/32	7.123	432,770
	Total bank loans (Cost $557,396,008)				533,793,090
Asset backed securities (3.4%)
Collateralized Debt Obligations (3.4%)
3,385	Anchorage Credit Funding 11 Ltd., 2020-11A, Rule 144A1,9	(NR, Baa1)	04/25/38	7.050	3,350,428
1,750	ARES LXIII CLO Ltd., 2022-63A, Rule 144A, 3 mo. USD Term SOFR + 3.000%[1,10]	(NR, NR)	10/15/38	7.283	1,762,105
1,000	Battalion CLO XIV Ltd., 2019-14A, Rule 144A, 3 mo. USD Term SOFR + 3.702%[1,10]	(NR, Baa3)	01/20/35	7.586	997,235
2,500	Battalion CLO XXIV Ltd., 2022-24A, Rule 144A, 3 mo. USD Term SOFR + 3.500%[1,10]	(NR, NR)	07/14/36	7.412	2,492,867
3,000	Bbam U.S. CLO V Ltd., 2025-5A, Rule 144A, 3 mo. USD Term SOFR + 1.360%[1,10]	(AAA, NR)	07/25/38	5.356	3,007,924

Credit Suisse Strategic Income Fund

Schedule of investments

October 31, 2025

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Asset backed securities—(concluded)
Collateralized Debt Obligations—(concluded)
$3,000	Cedar Funding IV CLO Ltd., 2014-4A, Rule 144A, 3 mo. USD Term SOFR + 1.340%[1,10]	(AAA, NR)	01/23/38	5.200	$3,008,612
1,250	CIFC Funding Ltd., 2013-2A, Rule 144A, 3 mo. USD Term SOFR + 6.782%[1,10]	(B, NR)	10/18/30	10.666	1,239,051
750	CIFC Funding Ltd., 2014-1A, Rule 144A, 3 mo. USD Term SOFR + 6.112%[1,10]	(B+, NR)	01/18/31	9.996	750,932
2,150	Generate CLO 3 Ltd., Rule 144A, 3 mo. USD Term SOFR + 4.900%[1,10]	(BBB-, NR)	10/20/36	8.784	2,112,963
4,100	Golub Capital Partners CLO 41B-R Ltd., 2019-41A, Rule 144A, 3 mo. USD Term SOFR + 1.330%[1,10]	(NR, NR)	07/20/38	5.214	4,112,085
2,570	Greywolf CLO IV Ltd., 2019-1A, Rule 144A, 3 mo. USD Term SOFR + 3.500%[1,10]	(BBB-, NR)	04/17/34	7.382	2,518,116
1,225	Greywolf CLO V Ltd., 2015-1A, Rule 144A, 3 mo. USD Term SOFR + 6.112%[1,10]	(BB-, NR)	01/27/31	9.970	1,227,593
500	Halcyon Loan Advisors Funding Ltd., 2015-2A, Rule 144A1,9	(NR, NR)	07/25/27	0.000	75
1,000	KKR CLO 16 Ltd., Rule 144A, 3 mo. USD Term SOFR + 7.372%[1,10]	(B, NR)	10/20/34	11.256	959,861
500	KKR CLO 20 Ltd., Rule 144A, 3 mo. USD Term SOFR + 5.762%[1,10]	(NR, Ba3)	10/16/30	9.655	499,672
1,000	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, 3 mo. USD Term SOFR + 6.012%[1,10]	(NR, Ba1)	01/22/35	9.869	1,004,695
2,704	Neuberger Berman CLO XVI-S Ltd., 2017-16SA, Rule 144A1,9	(NR, NR)	04/15/39	0.000	1,471,028
2,500	Octagon Investment Partners 38 Ltd., 2018-1A, Rule 144A, 3 mo. USD Term SOFR + 4.650%[1,10]	(NR, NR)	10/20/37	8.534	2,549,354
2,000	Silver Point CLO 11 Ltd., 2025-11A, Rule 144A, 3 mo. USD Term SOFR + 1.350%[1,10]	(NR, Aaa)	07/15/38	5.633	2,006,270
2,000	TPG CLO Ltd., 2025-1A, Rule 144A, 3 mo. USD Term SOFR + 1.370%[1,10]	(NR, Aaa)	07/15/37	5.518	2,005,429
500	Venture XXVIII CLO Ltd., 2017-28A, Rule 144A, 3 mo. USD Term SOFR + 6.412%[1,10]	(NR, Ba3)	07/20/30	10.296	319,675
1,000	Vibrant CLO III Ltd., 2015-3A, Rule 144A, 3 mo. USD Term SOFR + 3.762%[1,10]	(NR, Baa3)	10/20/31	7.646	1,004,478
500	Voya CLO Ltd., 2014-4A, Rule 144A, 3 mo. USD Term SOFR + 3.612%[1,10]	(BBB-, NR)	07/14/31	7.523	506,511
	Total asset backed securities (Cost $39,449,272)				38,906,959
Shares
Common stocks (0.5%)
Auto Parts & Equipment (0.0%)
23	Jason, Inc.[5]				129,140
Building Materials (0.1%)
118,480	JELD-WEN Holding, Inc.[5]				514,203
Cable & Satellite TV (0.0%)
54,000	Altice USA, Inc., Class A5				120,420
Chemicals (0.0%)
25,202	Proppants Holdings LLC[6,7,9]				504
6,341	Utex Industries				196,571
					197,075
Energy—Exploration & Production (0.0%)
37,190	PES Energy, Class A5,6,7,9				372
Investments & Misc. Financial Services (0.0%)
351	Altisource Portfolio Solutions SA5				3,177
12,841	Altisource Portfolio Solutions SA5				116,213
					119,390
Personal & Household Products (0.0%)
29,405	Dream Well, Inc.[5]				238,181
29,405	Serta Simmons Bedding Equipment Co.[6,7]				0
					238,181
Pharmaceuticals (0.0%)
37,299	Akorn, Inc.[5]				1,119

Credit Suisse Strategic Income Fund

Schedule of investments

October 31, 2025

Shares		Value
Common stocks—(concluded)
Private Placement (0.0%)
127,439,226	Technicolor Creative Studios SA5,6,7,14	$0
Recreation & Travel (0.4%)
191,081	Cineworld Group PLC[5]	4,023,019
Telecom—Wireline Integrated & Services (0.0%)
20,917	Luxco Co. Ltd.[3,5]	346,781
	Total common stocks (Cost $7,787,316)	5,689,700
Warrants (0.0%)
Chemicals (0.0%)
6,300	Project Investor Holdings LLC, expires 02/08/26[5,6,7,9]	0
Investments & Misc. Financial Services (0.0%)
2,821	Altisource Solutions SARL[5]	1,269
2,821	Altisource Solutions SARL[5]	1,026
6,000	Movella Holdings, Inc., expires 12/31/27[5,6,7]	0
		2,295
Software—Services (0.0%)
26,666	Brand Engagement Network, Inc., expires 03/14/29[5]	1,792
	Total warrants (Cost $16,972)	4,087
Short-term investments (8.0%)
56,300,214	State Street Institutional U.S. Government Money Market Fund—Premier Class, 3.97%	56,300,214
35,013,790	State Street Navigator Securities Lending Government Money Market Portfolio, 4.06%[15]	35,013,790
	Total short-term investments (Cost $91,314,004)	91,314,004
	Total investments at value (103.0%) (Cost $1,206,689,853)	1,184,023,010
	Liabilities in Excess of Other Assets (-3.0%)	(34,145,204)
	Net assets (100.0%)	$1,149,877,806

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

1  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, these securities amounted to a value of $544,376,473 or 47.3% of net assets.

2  Security or portion thereof is out on loan (See Note 2-K).

3  This security is denominated in Euro.

4  Bond is currently in default.

5  Non-income producing security.

6  Not readily marketable security; security is valued at fair value as determined in good faith by UBS Asset Management (Americas) LLC as the Fund's valuation designee under the oversight of the Board of Trustees (See Note 2-A).

7  Security is valued using significant unobservable inputs.

8  PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

9  Illiquid security.

10  Variable rate obligation—The interest rate shown is the rate in effect as of October 31, 2025. The rate may be subject to a cap and floor.

11  All or a portion is an unfunded loan commitment (See Note 2-J).

12  Position is unsettled. Contract rate was not determined at October 31, 2025 and does not take effect until settlement.

13  This security is denominated in British Pound.

Credit Suisse Strategic Income Fund

Schedule of investments

October 31, 2025

14  Security is held through holdings of 100 shares of the CIG Special Purpose SPC—Credit Suisse Strategic Income Fund Segregated Portfolio, an affiliated entity.

15  Represents security purchased with cash collateral received for securities on loan.

Investment abbreviations

1 mo. = 1 month

1 yr. = 1 year

3 mo. = 3 month

6 mo. = 6 month

NR = Not Rated

SARL = société à responsabilité limitée

SOFR = Secured Overnight Financing Rate

SONIA = Sterling Overnight Interbank Average Rate

WR = Withdrawn Rating

Forward foreign currency contracts

Forward currency to be purchased		Forward currency to be sold		Settlement date	Counterparty	Value on settlement date	Current value/notional	Unrealized appreciation
USD	5,265,667	CAD	7,251,960	10/07/26	Deutsche Bank AG	$(5,265,667)	$(5,250,515)	$15,152
USD	2,185,408	EUR	1,832,491	10/07/26	Deutsche Bank AG	(2,185,408)	(2,149,678)	35,730
USD	864,647	GBP	643,794	10/07/26	Morgan Stanley	(864,647)	(845,657)	18,990
Total unrealized appreciation								$69,872
Forward currency to be purchased		Forward currency to be sold		Settlement date	Counterparty	Value on settlement date	Current value/notional	Unrealized depreciation
CAD	4,634,700	USD	3,355,587	10/07/26	Deutsche Bank AG	$3,355,587	$3,355,584	$(3)
CAD	2,617,200	USD	1,895,624	10/07/26	Morgan Stanley	1,895,624	1,894,888	(736)
Total unrealized depreciation								$(739)
Total net unrealized appreciation/(depreciation)								$69,133

Currency abbreviations:

CAD = Canadian Dollar

EUR = Euro

USD = United States Dollar

See accompanying notes to financial statements.

Credit Suisse Strategic Income Fund

Statement of assets and liabilities
October 31, 2025

Assets:
Investments at value, including collateral for securities on loan of $35,013,790 (Cost $1,206,689,853) (Note 2)	$1,184,023,010[1]
Cash	933,213
Foreign currency at value (Cost $2,195,436)	2,177,455
Interest receivable	11,659,789
Receivable for investments sold	11,517,783
Receivable for Fund shares sold	3,759,702
Unrealized appreciation on forward foreign currency contracts (Note 2)	69,872
Prepaid expenses and other assets	72,025
Total assets	1,214,212,849
Liabilities:
Investment advisory fee payable (Note 3)	388,812
Administrative services fee payable (Note 3)	80,483
Shareholder servicing/Distribution fee payable (Note 3)	63,463
Payable upon return of securities loaned (Note 2)	35,013,790
Payable for investments purchased	22,503,985
Payable for Fund shares redeemed	3,531,305
Dividend payable	1,987,688
Unfunded loan commitments (Note 2)	179,304
Trustees' fee payable	51,119
Unrealized depreciation on forward foreign currency contracts (Note 2)	739
Accrued expenses	534,355
Total liabilities	64,335,043
Net assets:
Capital stock, $.001 par value (Note 6)	122,022
Paid-in capital (Note 6)	1,207,104,278
Total distributable earnings (loss)	(57,348,494)
Net assets	$1,149,877,806
I Shares
Net assets	$1,025,162,816
Shares outstanding	108,790,931
Net asset value, offering price and redemption price per share	$9.42
A Shares
Net assets	$67,012,516
Shares outstanding	7,111,497
Net asset value and redemption price per share	$9.42
Maximum offering price per share (net asset value/(1-4.75%))	$9.89
C Shares
Net assets	$57,702,474
Shares outstanding	6,119,330
Net asset value, offering price and redemption price per share	$9.43

1  Includes $34,209,655 of securities on loan.

See accompanying notes to financial statements.

Credit Suisse Strategic Income Fund

Statement of operations
For the year ended October 31, 2025

Investment income:
Interest	$80,015,637
Dividends	28,417
Securities lending (net of rebates)	142,466
Total investment income	80,186,520
Expenses:
Investment advisory fees (Note 3)	8,635,494
Administrative services fees	228,632
Shareholder servicing/Distribution fees (Note 3)
Class A	165,842
Class C	550,579
Transfer agent fees	904,416
Custodian fees	274,676
Trustees' fees	191,107
Commitment fees (Note 4)	169,205
Legal fees	142,087
Registration fees	117,473
Printing fees	73,885
Audit and tax fees	56,350
Insurance expense	18,545
Miscellaneous expense	24,378
Total expenses	11,552,669
Less: fees waived and expenses reimbursed (Note 3)	(2,714,773)
Net expenses	8,837,896
Net investment income	71,348,624
Net realized and unrealized gain (loss) from investments, foreign currency and forward foreign currency contracts:
Net realized gain from investments	5,070,226
Net realized gain from foreign currency transactions	14,738
Net realized gain from forward foreign currency contracts	159,249
Net change in unrealized appreciation (depreciation) from investments	(18,288,203)
Net change in unrealized appreciation (depreciation) from foreign currency translations	(19,562)
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	(47,985)
Net realized and unrealized loss from investments, foreign currency transactions and forward foreign currency contracts	(13,111,537)
Net increase in net assets resulting from operations	$58,237,087

See accompanying notes to financial statements.

Credit Suisse Strategic Income Fund

Statements of changes in net assets

	For the year ended October 31, 2025	For the year ended October 31, 2024
From operations:
Net investment income	$71,348,624	$46,820,136
Net realized gain (loss) from investments, foreign currency transactions and forward foreign currency contracts	5,244,213	(1,042,123)
Net change in unrealized appreciation (depreciation) from investments, foreign currency translations and forward foreign currency contracts	(18,355,750)	23,592,942
Net increase in net assets resulting from operations	58,237,087	69,370,955
From distributions:
From distributable earnings
Class I	(63,628,282)	(40,990,878)
Class A	(4,491,823)	(3,219,628)
Class C	(3,318,144)	(2,611,178)
Net decrease in net assets resulting from distributions	(71,438,249)	(46,821,684)
From capital share transactions (Note 6):
Proceeds from sale of shares	640,924,946	624,227,892
Reinvestment of distributions	51,173,239	38,220,961
Net asset value of shares redeemed	(377,540,005)	(209,711,466)
Net increase in net assets from capital share transactions	314,558,180	452,737,387
Net increase in net assets	301,357,018	475,286,658
Net assets:
Beginning of year	848,520,788	373,234,130
End of year	$1,149,877,806	$848,520,788

See accompanying notes to financial statements.

Credit Suisse Strategic Income Fund

Financial highlights

(For a Class I share of the Fund outstanding throughout each year)

	For the year ended October 31,
	2025	2024	2023	2022	2021
Per share data:
Net asset value, beginning of year	$9.54	$9.08	$8.91	$10.12	$9.57
Investment operations:
Net investment income[1]	0.66	0.74	0.75	0.47	0.40
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	(0.11)	0.46	0.17	(1.20)	0.56
Total from investment operations	0.55	1.20	0.92	(0.73)	0.96
Less dividends:
Dividends from net investment income	(0.67)	(0.74)	(0.75)	(0.48)	(0.41)
Total dividends	(0.67)	(0.74)	(0.75)	(0.48)	(0.41)
Net asset value, end of year	$9.42[2]	$9.54	$9.08	$8.91	$10.12
Total return[3]	5.92%	13.61%	10.57%	(7.41)%	10.11%
Ratios and supplemental data:
Net assets, end of year (000s omitted)	$1,025,163	$740,431	$316,613	$363,915	$420,435
Ratio of net expenses to average net assets	0.79%	0.79%	0.79%	0.79%	0.79%
Ratio of net investment income to average net assets	7.01%	7.77%	8.14%	4.88%	3.93%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.26%	0.28%	0.31%	0.29%	0.26%
Portfolio turnover rate[4]	56%	44%	73%	56%	46%

1  Per share information is calculated using the average shares outstanding method.

2  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

3  Total returns are historical and include change in share price and reinvestment of all distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

4  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See accompanying notes to financial statements.

Credit Suisse Strategic Income Fund

Financial highlights

(For a Class A share of the Fund outstanding throughout each year)

	For the year ended October 31,
	2025	2024	2023	2022	2021
Per share data:
Net asset value, beginning of year	$9.54	$9.08	$8.91	$10.13	$9.57
Investment operations:
Net investment income[1]	0.64	0.71	0.72	0.44	0.38
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	(0.12)	0.47	0.18	(1.21)	0.56
Total from investment operations	0.52	1.18	0.90	(0.77)	0.94
Less dividends and distributions:
Dividends from net investment income	(0.64)	(0.72)	(0.73)	(0.45)	(0.38)
Total dividends	(0.64)	(0.72)	(0.73)	(0.45)	(0.38)
Net asset value, end of year	$9.42	$9.54	$9.08	$8.91	$10.13
Total return[2]	5.65%	13.34%	10.30%	(7.73)%	9.95%
Ratios and supplemental data:
Net assets, end of year (000s omitted)	$67,013	$58,890	$25,795	$21,933	$31,102
Ratio of net expenses to average net assets	1.04%	1.04%	1.04%	1.04%	1.04%
Ratio of net investment income to average net assets	6.76%	7.52%	7.90%	4.62%	3.78%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.26%	0.28%	0.31%	0.29%	0.26%
Portfolio turnover rate[3]	56%	44%	73%	56%	46%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and include change in share price, reinvestment of all distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

3  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See accompanying notes to financial statements.

Credit Suisse Strategic Income Fund

Financial highlights

(For a Class C share of the Fund outstanding throughout each year)

	For the year ended October 31,
	2025	2024	2023	2022	2021
Per share data:
Net asset value, beginning of year	$9.54	$9.08	$8.92	$10.13	$9.57
Investment operations:
Net investment income[1]	0.57	0.65	0.66	0.37	0.31
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	(0.11)	0.46	0.16	(1.20)	0.56
Total from investment operations	0.46	1.11	0.82	(0.83)	0.87
Less dividends:
Dividends from net investment income	(0.57)	(0.65)	(0.66)	(0.38)	(0.31)
Total dividends	(0.57)	(0.65)	(0.66)	(0.38)	(0.31)
Net asset value, end of year	$9.43	$9.54	$9.08	$8.92	$10.13
Total return[2]	4.98%	12.50%	9.36%	(8.32)%	9.13%
Ratios and supplemental data:
Net assets, end of year (000s omitted)	$57,702	$49,200	$30,826	$29,454	$39,867
Ratio of net expenses to average net assets	1.79%	1.79%	1.79%	1.79%	1.79%
Ratio of net investment income to average net assets	6.02%	6.82%	7.19%	3.89%	3.03%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.26%	0.28%	0.31%	0.29%	0.26%
Portfolio turnover rate[3]	56%	44%	73%	56%	46%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and include change in share price, reinvestment of all distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

3  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See accompanying notes to financial statements.

Credit Suisse Strategic Income Fund
Notes to financial statements
October 31, 2025

Note 1. Organization

Credit Suisse Strategic Income Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks total return. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

UBS Asset Management (Americas) LLC ("UBS AM (Americas)" or the "Adviser"), the investment adviser to the Fund, is registered as an investment adviser with the Securities and Exchange Commission ("SEC") and as a Commodity Pool Operator with the Commodity Futures Trading Commission. UBS Asset Management (US) Inc. ("UBS AM (US)") serves as the principal underwriter for the Fund. UBS AM (Americas) and UBS AM (US) are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a contingent deferred sales charge ("CDSC") of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge. Effective June 30, 2021, Class C shares, upon the eight year anniversary of purchase, will convert to Class A shares.

In this reporting period, the Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update 2023-07, Segment Reporting ("Topic 280")—Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker ("CODM") to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund's portfolio management team acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is predetermined in accordance with the Fund's single investment objective which is executed by the Fund's portfolio managers as a team. The financial information in the form of the Fund's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which are used by the CODM to assess the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as "total assets" and significant segment expenses are listed on the accompanying statement of operations.

Note 2. Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in FASB Accounting Standards Codification ("ASC") Topic 946—Financial Services—Investment Companies.

A) SECURITY VALUATION—The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to the Adviser, who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value ("NAV") of the Fund is

Credit Suisse Strategic Income Fund
Notes to financial statements
October 31, 2025

determined daily as of the close of regular trading (normally 4:00 p.m. Eastern Time) on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the NAV as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board's valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser's procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its NAV, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Credit Suisse Strategic Income Fund
Notes to financial statements
October 31, 2025

The following is a summary of the inputs used as of October 31, 2025 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$514,244,282	$70,888	$514,315,170
Bank Loans	—	508,213,752	25,579,338	533,793,090
Asset Backed Securities	—	38,906,959	—	38,906,959
Common Stocks	754,013	4,934,811	876[1]	5,689,700
Warrants	4,087	—	0[1]	4,087
Short-term Investments	91,314,004	—	—	91,314,004
	$92,072,104	$1,066,299,804	$25,651,102	$1,184,023,010
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$69,872	$—	$69,872
Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$739	$—	$739

1  Includes a zero valued security.

*  Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a rollforward of Level 3 investments for the year ended October 31, 2025 for which significant unobservable inputs were used in determining fair value.

	Corporate Bonds	Bank Loans	Common Stocks	Warrants	Total
Balance as of October 31, 2024	$308,424	$35,816,310	$877	$3,395	$36,129,006
Accrued discounts (premiums)	—	133,049	—	—	133,049
Purchases	—	23,879,189	—	—	23,879,189
Sales	(43,727)	(32,584,123)	(0)	(2,248)	(32,630,098)
Realized gain (loss)	—	(18,758)	—	(2,159)	(20,917)
Change in unrealized appreciation (depreciation)	(193,809)	(1,337,825)	(1)	1,012	(1,530,623)
Transfers into Level 3	—	4,673,436	—	—	4,673,436
Transfers out of Level 3	—	(4,981,940)	—	—	(4,981,940)
Balance as of October 31, 2025	$70,888	$25,579,338	$876	$—	$25,651,102
Net change in unrealized appreciation (depreciation) from investments still held as of October 31, 2025	$(193,719)	$(1,179,440)	$—	$—	$(1,373,159)

	Quantitative disclosure about significant unobservable inputs
Asset class	Fair value at October 31, 2025	Valuation technique	Unobservable input	Price range (Weighted average)*
Corporate Bonds	$70,888	Income Approach	Expected Remaining Distribution	$0.00 – 0.62 (0.62)
Bank Loans	0	Income Approach	Expected Remaining Distribution	0.00 (N/A)
	78,865	Cost	N/A	1.00 (1.00)
	25,500,473	Vendor Pricing	Single Broker Quote	0.19 – 1.04 (0.95)
Common Stocks	876	Income Approach	Expected Remaining Distribution	0.00 – 0.02 (0.02)
Warrants	0	Income Approach	Expected Remaining Distribution	0.00 (N/A)

* Weighted by relative fair value

Credit Suisse Strategic Income Fund
Notes to financial statements
October 31, 2025

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that UBS AM (Americas) considers may include (i) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (ii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iii) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (iv) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

For the year ended October 31, 2025, $4,673,436 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $4,981,940 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES—The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows.

The following table presents the fair value and the location of derivatives within the Statement of Assets and Liabilities at October 31, 2025 and the effect of these derivatives on the Statement of Operations for the year ended October 31, 2025.

Primary underlying risk	Derivative assets	Derivative liabilities	Realized gain (loss)	Net change in unrealized appreciation (depreciation)
Foreign currency exchange rate
Forward contracts	$69,872	$739	$159,249	$(47,985)

For the year ended October 31, 2025, the Fund held an average monthly notional value on a net basis of $14,930,382 in forward foreign currency contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including total return, credit default and interest rate swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

Credit Suisse Strategic Income Fund
Notes to financial statements
October 31, 2025

The following table presents by counterparty the Fund's derivative assets, net of related collateral pledged by the Fund, at October 31, 2025:

Counterparty	Gross amount of derivative liabilities presented in the consolidated statement of assets and liabilities[a]	Financial instruments and derivatives available for offset	Non-cash collateral pledged[b]	Cash collateral pledged[b]	Net amount of derivative assets
Deutsche Bank AG	$50,882	$(3)	$—	$—	$50,879
Morgan Stanley	18,990	(736)	—	—	18,254
	$69,872	$(739)	$—	$—	$69,133

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at October 31, 2025:

Counterparty	Gross amount of derivative liabilities presented in the consolidated statement of assets and liabilities[a]	Financial instruments and derivatives available for offset	Non-cash collateral pledged[b]	Cash collateral pledged[b]	Net amount of derivative liabilities
Deutsche Bank AG	$3	$(3)	$—	$—	$—
Morgan Stanley	736	(736)	—	—	—
	$739	$(739)	$—	$—	$—

a  Forward foreign currency contracts are included.

C) FOREIGN CURRENCY TRANSACTIONS—The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated into U.S. dollar amounts on the date of those transactions.

Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments, at the end of the period, resulting from changes in exchange rates.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE—Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative NAV of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

Credit Suisse Strategic Income Fund
Notes to financial statements
October 31, 2025

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS—Dividends from net investment income, if any, are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL AND OTHER TAXES—No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for each of the tax years in the four year period ended October 31, 2025, for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G) CASH—The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

H) FUTURES—The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in interest rates, equity and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Schedule of Investments. At October 31, 2025, the Fund had no open futures contracts.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Fund's pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

Credit Suisse Strategic Income Fund
Notes to financial statements
October 31, 2025

I) FORWARD FOREIGN CURRENCY CONTRACTS—A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund's open forward currency contracts at October 31, 2025 are disclosed in the Schedule of Investments.

J) UNFUNDED LOAN COMMITMENTS—The Fund enters into certain agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded and unfunded portions of credit agreements are presented in the Schedule of Investments. As of October 31, 2025, unfunded commitments were as follows:

Borrower	Maturity	Rate	Unfunded commitment
Air Comm Corp. LLC	12/11/31	1.000%	$113,507
Clydesdale Acquisition Holdings, Inc.	04/01/32	0.000	26,999
Secretariat Advisors LLC	02/28/32	4.000	38,798

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.

K) SECURITIES LENDING—The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by UBS AM (Americas) and may be invested in a variety of investments, including funds advised by SSB or an affiliate, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. As of October 31, 2025, the Fund had outstanding loans of securities to certain approved brokers for which the Fund received collateral:

Market value of loaned securities	Market value of cash collateral
$34,209,655	$35,013,790

Credit Suisse Strategic Income Fund
Notes to financial statements
October 31, 2025

The following table presents financial instruments that are subject to enforceable netting arrangements as of October 31, 2025.

Gross amounts not offset in the statement of assets and liabilities

Gross asset amounts presented in the statement of assets and liabilities[a]	Collateral received[b]	Net amount
$34,209,655	$(34,209,655)	$—

a  Represents market value of loaned securities at year end.

b  The actual collateral received is greater than the amount shown here due to collateral requirements of the security lending agreement.

The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned.  For the year ended October 31, 2025, total earnings received in connection with securities lending arrangements was $1,343,620, of which $1,153,582 was rebated to borrowers (brokers). The Fund retained $142,466 in income, and SSB, as lending agent, was paid $47,572.

L) OTHER—The high yield, fixed income securities in which the Fund invests will primarily consist of senior secured floating rate loans ("Senior Loans") issued by non-investment grade companies. Senior Loans are typically secured by specific collateral of the issuer and hold the most senior position in the issuer's capital structure. The interest rate on Senior Loans is periodically adjusted to a recognized base rate. While these characteristics may reduce interest rate risk and mitigate losses in the event of borrower default, the Senior Loans in which the Fund invests have below investment grade credit ratings and thereby are considered speculative because of the significant credit risk of their issuers.

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund's NAV.

In the normal course of business, the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including with respect to securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Statement of Assets and Liabilities.

Note 3. Transactions with affiliates and related parties

UBS AM (America) serves as the Fund's investment adviser and co-administrator. For its investment advisory and administration services, UBS AM (Americas) is entitled to receive a fee from the Fund at an annualized rate of 0.84% of the Fund's average daily net assets. For the year ended October 31, 2025, investment advisory and fees waived/expenses reimbursed by UBS AM (Americas) were $8,635,494 and $2,714,773, respectively. UBS AM

Credit Suisse Strategic Income Fund
Notes to financial statements
October 31, 2025

(Americas) contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 0.79% of the Fund's average daily net assets for Class I shares, 1.04% of the Fund's average daily net assets for Class A shares, and 1.79% of the Fund's average daily net assets for Class C shares. The Fund is authorized to reimburse UBS AM (Americas) for management fees previously waived and/or for expenses previously paid by UBS AM (Americas), provided, however, that any reimbursement must be paid at a date not more than thirty-six months following the applicable month during which such fees were waived or expenses were paid by UBS AM (Americas) and the reimbursement does not cause the applicable class's aggregate expenses, on an annualized basis, to exceed either (i) the applicable expense limitation in effect at the time such fees were waived or such expenses were paid by UBS AM (Americas) or (ii) the applicable expense limitation in effect at the time of such reimbursement. This contract may not be terminated before February 28, 2026. For the year ended October 31, 2025, there was no recoupment.

The amounts waived and reimbursed by UBS AM (Americas), which are available for potential future recoupment by UBS AM (Americas), and the expiration schedule at October 31, 2025 are as follows:

	Fee waivers/ expense reimbursements subject to recoupment	Expires October 31, 2026	Expires October 31, 2027	Expires October 31, 2028
Class I	$4,680,266	$821,815	$1,462,570	$2,395,881
Class A	360,725	68,421	118,485	173,819
Class C	343,047	91,358	106,616	145,073
Totals	$5,384,038	$981,594	$1,687,671	$2,714,773

UBS AM (US) serves as the Fund's underwriter and distributor. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, UBS AM (US) receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the year ended October 31, 2025, the Fund paid Rule 12b-1 distribution fees of $165,842 for Class A shares and $550,579 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

For the year ended October 31, 2025, UBS AM (US) and its affiliates advised the Fund that they retained $16,928 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on the sale of Class C shares.

The Fund from time to time purchases or sells loan investments in the secondary market through UBS AM (Americas) or its affiliates acting in the capacity as broker-dealer. UBS AM (Americas) or its affiliates may have acted in some type of agent capacity to the initial loan offering prior to such loan trading in the secondary market.

Note 4. Line of credit

The Fund, together with other funds/portfolios advised by UBS AM (Americas) (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $125 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Federal Funds Effective rate or the Overnight Bank Funding rate plus a spread. At October 31, 2025 and for the year ended October 31, 2025, the Fund had no borrowings outstanding under the Credit Facility. Additionally, the Fund and another Participating Fund are parties to a joint uncommitted line of credit facility with SSB in an aggregated amount of $200 million. For the year ended October 31, 2025, the line was not drawn upon and no fees were incurred.

Credit Suisse Strategic Income Fund
Notes to financial statements
October 31, 2025

Note 5. Purchases and sales of securities

For the year ended October 31, 2025, purchases and sales of investment securities and U.S. Government and Agency Obligations (excluding short-term investments) were as follows:

Investment securities		U.S. Government/ agency obligations
Purchases	Sales	Purchases	Sales
$814,980,048	$556,567,403	$0	$0

Note 6. Capital share transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $0.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the year ended October 31, 2025		For the year ended October 31, 2024
	Shares	Value	Shares	Value
Shares sold	60,905,814	$577,245,422	57,879,665	$547,749,627
Shares issued in reinvestment of distributions	4,690,463	44,434,653	3,470,502	32,917,961
Shares redeemed	(34,453,126)	(325,280,416)	(18,576,880)	(176,246,445)
Net increase	31,143,151	$296,399,659	42,773,287	$404,421,143

	Class A
	For the year ended October 31, 2025		For the year ended October 31, 2024
	Shares	Value	Shares	Value
Shares sold	4,626,408	$43,896,854	5,862,804	$55,519,580
Shares issued in reinvestment of distributions	397,955	3,770,105	302,621	2,870,995
Shares redeemed	(4,088,761)	(38,674,093)	(2,830,860)	(26,836,335)
Net increase	935,602	$8,992,866	3,334,565	$31,554,240

	Class C
	For the year ended October 31, 2025		For the year ended October 31, 2024
	Shares	Value	Shares	Value
Shares sold	2,084,179	$19,782,670	2,207,015	$20,958,685
Shares issued in reinvestment of distributions	313,178	2,968,481	256,397	2,432,005
Shares redeemed	(1,434,023)	(13,585,496)	(700,475)	(6,628,686)
Net increase	963,334	$9,165,655	1,762,937	$16,762,004

Credit Suisse Strategic Income Fund
Notes to financial statements
October 31, 2025

On October 31, 2025, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of shareholders	Approximate percentage of outstanding shares
Class I	6	81%
Class A	5	73%
Class C	6	93%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Income tax information and distributions to shareholders

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax character of dividends paid by the Fund during the fiscal years ended October 31, 2025 and 2024, respectively, was as follows:

Ordinary income
2025	2024
$71,438,249	$46,821,684

The tax basis components of distributable earnings differ from book basis by temporary book/tax differences. These differences are primarily due to differing treatments of dividends payable, wash sales, forward contracts marked to market, deferred organizational expenses, defaulted bonds, interest writeoff and premium amortization accruals.

At October 31, 2025, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized loss	$(34,326,433)
Undistributed ordinary income	2,811,477
Unrealized depreciation	(23,269,979)
Other temporary differences	(2,563,559)
$(57,348,494)

At October 31, 2025, the Fund had $431,668 of unlimited short-term capital loss carryforwards and $33,894,765 of unlimited long-term capital loss carryforwards available to offset possible future capital gains.

During the fiscal year ended October 31, 2025, the fund utilized $5,003,853 of prior period capital loss carryforwards.

At October 31, 2025, the cost and net unrealized appreciation (depreciation) of investments and derivatives for income tax purposes were as follows:

Cost of Investments	$1,207,275,513
Unrealized appreciation	$17,769,670
Unrealized depreciation	(41,022,173)
Net unrealized appreciation (depreciation)	$(23,252,503)

Credit Suisse Strategic Income Fund
Notes to financial statements
October 31, 2025

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 9. Subsequent events

In preparing the financial statements as of October 31, 2025, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Credit Suisse Strategic Income Fund

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of Credit Suisse Strategic Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Credit Suisse Strategic Income Fund (the "Fund") (one of the funds constituting Credit Suisse Opportunity Funds (the "Trust")), including the schedule of investments, as of October 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Credit Suisse Opportunity Funds) at October 31, 2025, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

The financial highlights for each of the three years in the period ended October 31, 2023 were audited by another independent registered public accounting firm whose report, dated December 27, 2023, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York
December 23, 2025

Credit Suisse Strategic Income Fund

Proxy voting and portfolio holdings information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, https://us-fund.ubs.com

•  On the website of the Securities and Exchange Commission ("SEC") at www.sec.gov

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT. The Fund's Form N-PORT reports are available on the SEC's website at www.sec.gov.

UBS Asset Management (US) Inc., DISTRIBUTOR.

P.O. Box 219916, Kansas City, Mo 64121-9916

877-870-2874 ◼ https://us-fund.ubs.com/en/home

SIF-AR-1025

(b) Included as part of the financial statements to shareholders filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1)  All board members and all members of any advisory board for regular compensation: $350,762

(2)  Each board member and each member of an advisory board for special compensation: $54,000

(3)  All officers: Not applicable.

(4)  Each person of whom any officer or director of the registrant is an affiliated person: Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)      Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is filed herewith as Exhibit EX-99 CODE ETH.

(a)(2)      Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable to the registrant.

(a)(3)      Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)(4)      Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to the registrant.

(b)(5)      Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to registrant.

(c)           Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX 99.906.CERT.

(d)           Disclosure pursuant to Section 13(r) of the Securities Exchange Act of 1934, as amended is attached hereto as Exhibit EX-99.IRANNOTICE.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/ Omar Tariq
Name:	Omar Tariq
Title:	Chief Executive Officer and President
(Principal Executive Officer)
Date:	January 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Omar Tariq
Name:	Omar Tariq
Title:	Chief Executive Officer and President
(Principal Executive Officer)
Date:	January 8, 2026

/s/ Rose Ann Bubloski
Name:	Rose Ann Bubloski
Title:	Chief Financial Officer and Treasurer
(Principal Financial Officer)
Date:	January 8, 2026